      As filed with the Securities and Exchange Commission on May 23, 2008

                                           REGISTRATION STATEMENT NO. 333-147884
                                                                       811-08223

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
PRE-EFFECTIVE AMENDMENT NO.                                                  [ ]

POST-EFFECTIVE AMENDMENT NO. 2                                               [X]


                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 39                                                             [X]


                        (Check Appropriate box or boxes.)

                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               (Name of Depositor)

     ONE CITYPLACE, 185 ASYLUM STREET, 3CP, HARTFORD, CONNECTICUT 06103-3415
              (Address of Depositor's Principal Executive Offices) Depositor's Telephone Number, including area code: (860) 308-1000

                              MARIE C. SWIFT, ESQ.
                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 28, 2008 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

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--------------------------------------------------------------------------------

This registration statement incorporates by reference the Prospectus dated April 28, 2008 for the Index contracts, included in Post-Effective Amendment No. 1, File Nos. 333-147884/811-08223, filed on April 8, 2008 pursuant to paragraph (b) of Rule 485.



This registration statement incorporates by reference the final Prospectus dated April 28, 2008 for the Index contracts, File Nos. 333- 147884/811-08223, filed on April 29, 2008 pursuant to paragraph (c) of Rule 497.

                                  INDEX ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                     APRIL 28, 2008, AS REVISED MAY 28, 2008


                                       FOR

                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated April 28, 2008. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS


                                                                                  PAGE
                                                                                  ----

THE INSURANCE COMPANY...........................................................     2

PRINCIPAL UNDERWRITER...........................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...............................     2

VALUATION OF ASSETS.............................................................     4

FEDERAL TAX CONSIDERATIONS......................................................     5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................     8

CONDENSED FINANCIAL INFORMATION--Index Annuity..................................     9

FINANCIAL STATEMENTS............................................................     1

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

Before December 7, 2007, all Contracts were issued by MetLife Life and Annuity Company of Connecticut ("MLACC"), a stock life insurance company chartered in 1973 in Connecticut. Prior to May 1, 2006, MLACC was known as The Travelers Life and Annuity Company. On December 7, 2007, MLACC, an indirect wholly-owned subsidiary of MetLife, Inc. and a direct wholly-owned subsidiary of the Company, merged with and into the Company. Upon consummation of the merger, MLACC's separate corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including the Separate Account and its assets. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under Contracts initially issued by MLACC and outstanding on the date of the merger. Such Contracts have thereby become variable contracts funded by a separate account of the Company, and each Owner thereof has become a contract owner of the Company.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. MetLife of CT Fund BD IV for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS

                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                           COMPANY(+)                        DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2007............................            $128,229,602                           $0

2006............................            $ 62,664,480                           $0

2005............................            $ 90,942,874                           $0


(+)MLACC merged with and into the Company on December 7, 2007. Underwriting commissions paid before that date were paid by MLACC.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2007 ranged from $86,518 to $5,658,714. The amount of commissions paid to selected broker-dealer firms during 2007 ranged from $91,352 to $10,077,903. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2007 ranged from $433,549 to $10,536,736.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2007 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

Citicorp Investment Services
Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

           Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -- 1

Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $46,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $10,500 in 2008 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2008 is $46,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $15,500 in 2008. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($15,500 in 2008).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of each of the Subaccounts of the Separate Account and consolidated financial statements and the related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes explanatory paragraphs referring to changes in MetLife Insurance Company of Connecticut and subsidiaries' method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007, and the restatement of the 2007 consolidated financial statements) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

                CONDENSED FINANCIAL INFORMATION -- INDEX ANNUITY

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

               INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 1.60% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
DWS Investments VIT Funds
  DWS VIT EAFE(R) Equity Index Subaccount (Class A)
  (10/97)............................................  2005      1.054          1.057                 --
                                                       2004      0.899          1.054          1,164,091
                                                       2003      0.685          0.899          1,195,560
                                                       2002      0.888          0.685          1,010,371
                                                       2001      1.198          0.888          1,033,994
                                                       2000      1.461          1.198            893,929
                                                       1999      1.163          1.461            371,413
                                                       1998      0.972          1.163            135,896

  DWS VIT Small Cap Index Subaccount (Class A)
  (10/97)............................................  2007      1.582          1.661                 --
                                                       2006      1.368          1.582          1,946,162
                                                       2005      1.333          1.368          2,799,223
                                                       2004      1.151          1.333          3,371,420
                                                       2003      0.798          1.151          3,397,606
                                                       2002      1.022          0.798          3,433,292
                                                       2001      1.017          1.022          4,365,639
                                                       2000      1.075          1.017          4,184,121
                                                       1999      0.909          1.075          4,438,492
                                                       1998      0.944          0.909          3,882,023

Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      1.494          1.546          5,982,648
                                                       2006      1.315          1.494          6,822,741
                                                       2005      1.278          1.315          8,842,523
                                                       2004      1.175          1.278          9,718,281
                                                       2003      0.932          1.175         10,294,762
                                                       2002      1.217          0.932         10,720,659
                                                       2001      1.408          1.217         11,804,188
                                                       2000      1.573          1.408         11,210,280
                                                       1999      1.324          1.573         10,466,930
                                                       1998      1.046          1.324          5,435,838

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.180          1.220         13,189,094
                                                       2006      1.154          1.180          4,834,255

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (6/06)..........................................  2007      1.086          1.184            783,412
                                                       2006      0.917          1.086             54,074

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Russell 2000(R) Index Subaccount (Class A)
  (4/07).............................................  2007      1.630          1.530          1,488,446

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2005      1.129          1.144          2,308,719
                                                       2004      1.136          1.129          2,441,789
                                                       2003      1.145          1.136          2,806,624
                                                       2002      1.148          1.145          3,881,409
                                                       2001      1.124          1.148          2,937,481
                                                       2000      1.076          1.124          2,772,218
                                                       1999      1.041          1.076          1,142,472
                                                       1998      1.007          1.041             86,459




               INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 2.20% (A)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      1.413          1.453               --
                                                       2006      1.251          1.413               --
                                                       2005      1.224          1.251               --
                                                       2004      1.132          1.224          198,086
                                                       2003      0.903          1.132          207,964
                                                       2002      1.186          0.903          208,024
                                                       2001      1.380          1.186          208,086
                                                       2000      1.552          1.380          208,110
                                                       1999      1.314          1.552          208,129
                                                       1998      1.044          1.314          208,150




               INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 2.25% (A)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      1.179          1.212               --
                                                       2006      1.045          1.179               --
                                                       2005      1.022          1.045          394,741
                                                       2004      0.946          1.022          412,129
                                                       2003      0.755          0.946          412,225
                                                       2002      0.992          0.755          412,331
                                                       2001      1.155          0.992          412,443
                                                       2000      1.299          1.155          412,472
                                                       1999      1.100          1.299          412,494
                                                       1998      1.000          1.100          422,929

                 INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      1.396          1.434         12,346,943
                                                       2006      1.238          1.396         12,881,534
                                                       2005      1.213          1.238         14,262,068
                                                       2004      1.124          1.213         15,704,653
                                                       2003      0.898          1.124         16,952,376
                                                       2002      1.181          0.898         14,211,749
                                                       2001      1.376          1.181            875,616
                                                       2000      1.550          1.376            910,029
                                                       1999      1.314          1.550            935,721
                                                       1998      1.000          1.314            950,940




               INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 2.40% (A)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      1.264          1.298                --
                                                       2006      1.122          1.264         2,171,323
                                                       2005      1.099          1.122         2,700,336
                                                       2004      1.019          1.099         2,819,147
                                                       2003      0.814          1.019         2,851,323
                                                       2002      1.072          0.814         2,873,499
                                                       2001      1.249          1.072         3,447,650
                                                       2000      1.408          1.249         3,634,154
                                                       1999      1.194          1.408         3,838,256
                                                       1998      1.000          1.194           533,038




               INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 2.40% (C)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      1.387          1.424             --
                                                       2006      1.231          1.387             --
                                                       2005      1.206          1.231             --
                                                       2004      1.118          1.206             --
                                                       2003      0.894          1.118             --
                                                       2002      1.176          0.894             --
                                                       2001      1.371          1.176             --
                                                       2000      1.545          1.371             --
                                                       1999      1.310          1.545             --
                                                       1998      1.044          1.310             --

                 INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 2.45%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      1.158          1.189               --
                                                       2006      1.029          1.158               --
                                                       2005      1.008          1.029               --
                                                       2004      0.935          1.008               --
                                                       2003      0.748          0.935               --
                                                       2002      0.985          0.748               --
                                                       2001      1.149          0.985               --
                                                       2000      1.295          1.149               --
                                                       1999      1.099          1.295           49,914
                                                       1998      1.000          1.099           49,914




               INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 2.50% (A)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      1.374          1.409                --
                                                       2006      1.221          1.374                --
                                                       2005      1.197          1.221           455,382
                                                       2004      1.111          1.197         3,869,136
                                                       2003      0.889          1.111         4,903,819
                                                       2002      1.171          0.889         5,184,623
                                                       2001      1.367          1.171         5,259,396
                                                       2000      1.541          1.367         5,651,471
                                                       1999      1.308          1.541         6,291,395
                                                       1998      1.043          1.308         6,730,772




               INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 2.55% (A)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      1.371          1.406               --
                                                       2006      1.219          1.371               --
                                                       2005      1.196          1.219           25,276
                                                       2004      1.110          1.196           26,495
                                                       2003      0.889          1.110           27,668
                                                       2002      1.172          0.889           28,719
                                                       2001      1.368          1.172           30,341
                                                       2000      1.544          1.368          169,346
                                                       1999      1.311          1.544          171,111
                                                       1998      1.000          1.311          172,533

               INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 2.55% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      0.920          0.943         1,202,868
                                                       2006      0.818          0.920         1,217,527
                                                       2005      0.803          0.818         1,727,139
                                                       2004      0.745          0.803         1,876,390
                                                       2003      0.597          0.745         1,913,395
                                                       2002      0.786          0.597         1,916,518
                                                       2001      0.918          0.786         2,206,092
                                                       2000      1.000          0.918           814,687




                 INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 2.60%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      1.243          1.274               --
                                                       2006      1.105          1.243          539,952
                                                       2005      1.085          1.105          646,804
                                                       2004      1.008          1.085          651,586
                                                       2003      0.807          1.008          672,968
                                                       2002      1.065          0.807          673,234
                                                       2001      1.244          1.065          680,609
                                                       2000      1.404          1.244          680,772
                                                       1999      1.193          1.404          730,273
                                                       1998      1.000          1.193          102,873




                 INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 2.70%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      1.348          1.380                --
                                                       2006      1.200          1.348                --
                                                       2005      1.180          1.200            95,032
                                                       2004      1.097          1.180         2,063,866
                                                       2003      0.879          1.097         2,124,826
                                                       2002      1.161          0.879         2,195,848
                                                       2001      1.358          1.161         2,223,866
                                                       2000      1.534          1.358         2,313,085
                                                       1999      1.305          1.534         2,850,045
                                                       1998      1.043          1.305         3,412,468

               INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 2.75% (A)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      0.908          0.930          121,249
                                                       2006      0.809          0.908          121,344
                                                       2005      0.796          0.809          121,452
                                                       2004      0.740          0.796          131,938
                                                       2003      0.594          0.740          142,282
                                                       2002      0.784          0.594          152,904
                                                       2001      0.917          0.784          153,186
                                                       2000      1.000          0.917           65,983




               INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 2.75% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      1.347          1.378          1,086,917
                                                       2006      1.200          1.347          1,891,852
                                                       2005      1.180          1.200         16,717,491
                                                       2004      1.097          1.180         17,879,625
                                                       2003      0.880          1.097         18,890,474
                                                       2002      1.162          0.880         19,565,931
                                                       2001      1.360          1.162         20,053,885
                                                       2000      1.538          1.360         19,884,874
                                                       1999      1.309          1.538         20,668,805
                                                       1998      1.000          1.309         21,883,580




                 INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 2.85%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      1.118          1.143             14,967
                                                       2006      0.997          1.118             15,896
                                                       2005      0.981          0.997         10,556,465
                                                       2004      0.913          0.981         11,453,119
                                                       2003      0.734          0.913         12,604,292
                                                       2002      0.970          0.734         13,249,272
                                                       2001      1.136          0.970         14,259,216
                                                       2000      1.285          1.136         15,138,911
                                                       1999      1.095          1.285         15,944,192
                                                       1998      1.000          1.095         16,643,685

                 INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 2.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      1.324          1.352        137,726,225
                                                       2006      1.181          1.324        210,586,521
                                                       2005      1.163          1.181        238,413,025
                                                       2004      1.083          1.163        222,832,787
                                                       2003      0.870          1.083        150,790,603
                                                       2002      1.151          0.870        158,249,182
                                                       2001      1.349          1.151        169,081,133
                                                       2000      1.527          1.349        148,510,661
                                                       1999      1.302          1.527        123,986,805
                                                       1998      1.042          1.302         27,872,471




                 INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 2.95%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      1.323          1.351           784,248
                                                       2006      1.181          1.323           921,384
                                                       2005      1.163          1.181         4,970,450
                                                       2004      1.084          1.163         4,902,236
                                                       2003      0.871          1.084         5,004,869
                                                       2002      1.153          0.871         5,199,788
                                                       2001      1.352          1.153         5,140,439
                                                       2000      1.532          1.352         4,915,415
                                                       1999      1.306          1.532         4,436,116
                                                       1998      1.000          1.306         4,436,276




               INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 3.05% (A)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      1.099          1.121                --
                                                       2006      0.982          1.099                --
                                                       2005      0.968          0.982         3,529,210
                                                       2004      0.903          0.968         3,794,944
                                                       2003      0.727          0.903         4,492,288
                                                       2002      0.963          0.727         4,573,827
                                                       2001      1.130          0.963         4,677,523
                                                       2000      1.281          1.130         4,876,140
                                                       1999      1.094          1.281         6,221,780
                                                       1998      1.000          1.094         6,481,921

               INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 3.05% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      1.035          1.056        120,243,230
                                                       2006      0.925          1.035        134,070,671
                                                       2005      0.912          0.925        144,460,150
                                                       2004      0.851          0.912        152,793,014
                                                       2003      0.685          0.851        161,368,823
                                                       2002      0.907          0.685        160,070,945
                                                       2001      1.000          0.907         69,196,522




                 INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 3.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      1.299          1.325         12,083,683
                                                       2006      1.161          1.299         43,687,237
                                                       2005      1.146          1.161         51,517,874
                                                       2004      1.069          1.146         53,244,450
                                                       2003      0.861          1.069         54,861,780
                                                       2002      1.141          0.861         57,585,131
                                                       2001      1.340          1.141         60,867,189
                                                       2000      1.520          1.340         54,366,137
                                                       1999      1.298          1.520         49,484,678
                                                       1998      1.041          1.298          8,321,419




                 INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 3.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      0.940          0.957         50,186,635
                                                       2006      0.841          0.940         83,001,365
                                                       2005      0.830          0.841         87,623,132
                                                       2004      0.776          0.830         92,144,389
                                                       2003      0.625          0.776         97,020,169
                                                       2002      0.829          0.625        100,751,284
                                                       2001      0.975          0.829        105,990,123
                                                       2000      1.107          0.975        113,501,854
                                                       1999      1.000          1.107         46,666,708

                 INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 3.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      1.024          1.042         51,456,277
                                                       2006      0.916          1.024         54,883,732
                                                       2005      0.906          0.916         58,976,483
                                                       2004      0.846          0.906         63,290,464
                                                       2003      0.682          0.846         67,288,220
                                                       2002      0.906          0.682         63,531,294
                                                       2001      1.000          0.906         25,578,435




                 INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 3.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      1.282          1.305               --
                                                       2006      1.148          1.282               --
                                                       2005      1.135          1.148          104,827
                                                       2004      1.062          1.135          104,881
                                                       2003      0.856          1.062          104,938
                                                       2002      1.137          0.856          105,001
                                                       2001      1.338          1.137          105,066
                                                       2000      1.521          1.338          159,450
                                                       1999      1.302          1.521          159,489
                                                       1998      1.000          1.302          159,531




               INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 3.40% (A)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      1.180          1.200                --
                                                       2006      1.058          1.180                --
                                                       2005      1.047          1.058           751,946
                                                       2004      0.980          1.047           844,196
                                                       2003      0.791          0.980           895,950
                                                       2002      1.052          0.791           922,291
                                                       2001      1.239          1.052           975,085
                                                       2000      1.410          1.239         1,122,544
                                                       1999      1.208          1.410         1,181,707
                                                       1998      1.000          1.208         1,238,057

               INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 3.40% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      0.926          0.941         16,633,722
                                                       2006      0.830          0.926         31,908,398
                                                       2005      0.822          0.830         33,107,629
                                                       2004      0.769          0.822         34,233,229
                                                       2003      0.621          0.769         36,026,819
                                                       2002      0.826          0.621         36,925,035
                                                       2001      0.972          0.826         39,792,138
                                                       2000      1.106          0.972         37,399,634
                                                       1999      1.000          1.106         17,179,177




               INDEX ANNUITY -- SEPARATE ACCOUNT CHARGES 3.50% (A)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class I) (9/97)....  2007      1.259          1.279               --
                                                       2006      1.130          1.259               --
                                                       2005      1.119          1.130           90,773
                                                       2004      1.049          1.119          114,630
                                                       2003      0.848          1.049          114,746
                                                       2002      1.128          0.848          141,617
                                                       2001      1.330          1.128          142,450
                                                       2000      1.515          1.330          142,578
                                                       1999      1.299          1.515          142,657
                                                       1998      1.012          1.299          142,785




The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 07/25/2005, Scudder Investments VIT Funds-EAFE(R) Equity Index Fund was liquidated and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 4/30/2007, DWS Investments VIT Funds-DWS Small Cap Index VIP Class A was replaced by Metropolitan Series Fund, Inc.- Russell 2000(R) Index Portfolio Class A and is no longer available as a funding option.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Fund BD IV for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Fund BD IV for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Subaccounts listed in Appendix
B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in Note 5 for the periods in the two years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A

American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Contrafund Subaccount (Service Class)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Income Securities Subaccount (Class 2)
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Appreciation Subaccount (Class I)
LMPVET Appreciation Subaccount (Class II)
LMPVET Capital Subaccount
LMPVET Dividend Strategy Subaccount
LMPVET Equity Index Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Global Equity Subaccount
LMPVET International All Cap Opportunity Subaccount
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Mid Cap Core Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Diversified Strategic Income Subaccount
LMPVIT High Income Subaccount
LMPVIT Money Market Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Bond Income Subaccount (Class E)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Morgan Stanley EAFE Index Subaccount (Class A)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF Russell 2000 Index Subaccount (Class A)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Total Return Subaccount (Administrative Class)
Putnam VT Discovery Growth Subaccount (Class IB)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class I)

                                   APPENDIX B

AIM V.I. Core Equity Subaccount (Series I)
Credit Suisse Trust Emerging Markets Subaccount
DWS VIT Small Cap Index Subaccount (Class A)
LMPIS Premier Selections All Cap Growth Subaccount
LMPVET Multiple Discipline Large Cap Growth and Value Subaccount
LMPVET Social Awareness Subaccount
LMPVPI All Cap Subaccount (Class I)
LMPVPII Growth and Income Subaccount (Class I)
LMPVPV Small Cap Growth Opportunities Subaccount
LMPVPI Large Cap Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPIII Large Cap Value Subaccount
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
MSF Western Asset Management High Yield Bond Subaccount (Class A)
PIMCO VIT Real Return Subaccount (Administrative Class)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)

                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                              AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS     DREYFUS VIF
                              GLOBAL GROWTH       GROWTH       GROWTH-INCOME    APPRECIATION
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                (CLASS 2)        (CLASS 2)       (CLASS 2)     (INITIAL SHARES)
                              --------------  --------------  --------------  ----------------
ASSETS:
   Investments at fair value    $82,019,375    $145,823,341    $134,388,000      $1,263,057
                                -----------    ------------    ------------      ----------
         Total Assets            82,019,375     145,823,341     134,388,000       1,263,057
                                -----------    ------------    ------------      ----------
LIABILITIES:
   Other payables
      Insurance charges              10,266          18,156          17,124             147
      Administrative fees             1,017           1,813           1,668              16
      Equity protection fees             --              --              --              --
   Due to MetLife Insurance
      Company of Connecticut             --              --              --              --
                                -----------    ------------    ------------      ----------
         Total Liabilities           11,283          19,969          18,792             163
                                -----------    ------------    ------------      ----------
NET ASSETS                      $82,008,092    $145,803,372    $134,369,208      $1,262,894
                                ===========    ============    ============      ==========

   The accompanying notes are an integral part of these financial statements.

                                 DREYFUS VIF        FIDELITY VIP       FIDELITY VIP   FIDELITY VIP DYNAMIC
                              DEVELOPING LEADERS     CONTRAFUND         CONTRAFUND    CAPITAL APPRECIATION
                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                               (INITIAL SHARES)   (SERVICE CLASS 2)  (SERVICE CLASS)    (SERVICE CLASS 2)
                              ------------------  -----------------  ---------------  --------------------
ASSETS:
   Investments at fair value      $3,015,805         $7,713,025       $33,037,665           $175,277
                                  ----------         ----------       -----------           --------
         Total Assets              3,015,805          7,713,025        33,037,665            175,277
                                  ----------         ----------       -----------           --------
LIABILITIES:
   Other payables
      Insurance charges                  342                899             4,036                 20
      Administrative fees                 37                 95               411                  2
      Equity protection fees              --                 --                --                 --
   Due to MetLife Insurance
      Company of Connecticut              --                 --                --                 --
                                  ----------         ----------       -----------           --------
         Total Liabilities               379                994             4,447                 22
                                  ----------         ----------       -----------           --------
NET ASSETS                        $3,015,426         $7,712,031       $33,033,218           $175,255
                                  ==========         ==========       ===========           ========

   The accompanying notes are an integral part of these financial statements.

                                                                  FTVIPT FRANKLIN
                                                 FTVIPT FRANKLIN   SMALL-MID CAP
                                 FIDELITY VIP        INCOME            GROWTH
                                   MID CAP         SECURITIES        SECURITIES
                                 SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                              (SERVICE CLASS 2)     (CLASS 2)        (CLASS 2)
                              -----------------  ---------------  ---------------
ASSETS:
   Investments at fair value    $18,561,816         $7,805,895       $8,908,181
                                -----------         ----------       ----------
         Total Assets            18,561,816          7,805,895        8,908,181
                                -----------         ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges               2,319              1,004            1,083
      Administrative fees               231                 96              110
      Equity protection fees             --                 --               --
   Due to MetLife Insurance
      Company of Connecticut             --                 --               --
                                -----------         ----------       ----------
         Total Liabilities            2,550              1,100            1,193
                                -----------         ----------       ----------
NET ASSETS                      $18,559,266         $7,804,795       $8,906,988
                                ===========         ==========       ==========

                              FTVIPT TEMPLETON
                                 DEVELOPING                           JANUS ASPEN
                                   MARKETS       FTVIPT TEMPLETON       GLOBAL
                                 SECURITIES     FOREIGN SECURITIES   LIFE SCIENCES
                                 SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                 (CLASS 2)          (CLASS 2)       (SERVICE SHARES)
                              ----------------  ------------------  ----------------
ASSETS:
   Investments at fair value     $14,003,149       $33,018,279          $1,685,042
                                 -----------       -----------          ----------
         Total Assets             14,003,149        33,018,279           1,685,042
                                 -----------       -----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                1,777             4,093                 191
      Administrative fees                172               408                  20
      Equity protection fees              --                --                  --
   Due to MetLife Insurance
      Company of Connecticut           7,329                --                  --
                                 -----------       -----------          ----------
         Total Liabilities             9,278             4,501                 211
                                 -----------       -----------          ----------
NET ASSETS                       $13,993,871       $33,013,778          $1,684,831
                                 ===========       ===========          ==========

   The accompanying notes are an integral part of these financial statements.

                              JANUS ASPEN GLOBAL  JANUS ASPEN MID CAP     JANUS ASPEN    LMPVET AGGRESSIVE
                                  TECHNOLOGY            GROWTH         WORLDWIDE GROWTH       GROWTH
                                  SUBACCOUNT          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                               (SERVICE SHARES)    (SERVICE SHARES)    (SERVICE SHARES)      (CLASS I)
                              ------------------  -------------------  ----------------  -----------------
ASSETS:
   Investments at fair value       $920,313            $7,233,865         $2,526,449        $60,863,592
                                   --------            ----------         ----------        -----------
         Total Assets               920,313             7,233,865          2,526,449         60,863,592
                                   --------            ----------         ----------        -----------
LIABILITIES:
   Other payables
      Insurance charges                 100                   859                274              7,432
      Administrative fees                11                    89                 31                759
      Equity protection fees             --                    --                 --                 --
   Due to MetLife Insurance
      Company of Connecticut             --                    --                 --                 --
                                   --------            ----------         ----------        -----------
         Total Liabilities              111                   948                305              8,191
                                   --------            ----------         ----------        -----------
NET ASSETS                         $920,202            $7,232,917         $2,526,144        $60,855,401
                                   ========            ==========         ==========        ===========

   The accompanying notes are an integral part of these financial statements.

                                 LMPVET        LMPVET                                   LMPVET EQUITY  LMPVET EQUITY
                              APPRECIATION  APPRECIATION     LMPVET    LMPVET DIVIDEND      INDEX          INDEX
                               SUBACCOUNT    SUBACCOUNT      CAPITAL      STRATEGY        SUBACCOUNT     SUBACCOUNT
                                (CLASS I)    (CLASS II)    SUBACCOUNT    SUBACCOUNT        (CLASS I)     (CLASS II)
                              ------------  ------------  -----------  ---------------  -------------  -------------
ASSETS:
   Investments at fair value   $27,700,275   $3,155,447   $28,906,566     $1,516,690     $635,596,850   $22,883,401
                               -----------   ----------   -----------     ----------     ------------   -----------
         Total Assets           27,700,275    3,155,447    28,906,566      1,516,690      635,596,850    22,883,401
                               -----------   ----------   -----------     ----------     ------------   -----------
LIABILITIES:
   Other payables
      Insurance charges              3,398          398         4,070            197           67,390         2,563
      Administrative fees              344           39           358             19            7,897           284
      Equity protection fees            --           --            --             --           85,825            --
   Due to MetLife Insurance
      Company of Connecticut            --           --            --             --               --            --
                               -----------   ----------   -----------     ----------     ------------   -----------
         Total Liabilities           3,742          437         4,428            216          161,112         2,847
                               -----------   ----------   -----------     ----------     ------------   -----------
NET ASSETS                     $27,696,533   $3,155,010   $28,902,138     $1,516,474     $635,435,738   $22,880,554
                               ===========   ==========   ===========     ==========     ============   ===========

   The accompanying notes are an integral part of these financial statements.

                                             LMPVET                              LMPVET
                                        FUNDAMENTAL VALUE  LMPVET GLOBAL  INTERNATIONAL ALL CAP  LMPVET INVESTORS
                                            SUBACCOUNT        EQUITY           OPPORTUNITY          SUBACCOUNT
                                            (CLASS I)        SUBACCOUNT        SUBACCOUNT            (CLASS I)
                                        -----------------  -------------  ---------------------  ----------------
ASSETS:
   Investments at fair value               $60,019,902       $9,190,432         $5,655,892          $27,299,884
                                           -----------       ----------         ----------          -----------
         Total Assets                       60,019,902        9,190,432          5,655,892           27,299,884
                                           -----------       ----------         ----------          -----------
LIABILITIES:
   Other payables
      Insurance charges                          7,228            1,296                637                3,182
      Administrative fees                          744              114                 70                  338
      Equity protection fees                        --               --                 --                   --
   Due to MetLife Insurance Company of
      Connecticut                                   --               --                 --                   --
                                           -----------       ----------         ----------          -----------
         Total Liabilities                       7,972            1,410                707                3,520
                                           -----------       ----------         ----------          -----------
NET ASSETS                                 $60,011,930       $9,189,022         $5,655,185          $27,296,364
                                           ===========       ==========         ==========          ===========

   The accompanying notes are an integral part of these financial statements.

                                        LMPVET LARGE CAP  LMPVET MID CAP  LMPVET SMALL CAP        LMPVET
                                             GROWTH            CORE            GROWTH       CAPITAL AND INCOME
                                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                           (CLASS I)         (CLASS I)        (CLASS I)          (CLASS II)
                                        ----------------  --------------  ----------------  ------------------
ASSETS:
   Investments at fair value               $31,240,461      $16,085,279      $9,776,577         $26,606,148
                                           -----------      -----------      ----------         -----------
         Total Assets                       31,240,461       16,085,279       9,776,577          26,606,148
                                           -----------      -----------      ----------         -----------
LIABILITIES:
   Other payables
      Insurance charges                          3,682            1,896           1,215               3,702
      Administrative fees                          388              199             121                 329
      Equity protection fees                        --               --              --                  --
   Due to MetLife Insurance Company of
      Connecticut                                   --               --              --              22,378
                                           -----------      -----------      ----------         -----------
         Total Liabilities                       4,070            2,095           1,336              26,409
                                           -----------      -----------      ----------         -----------
NET ASSETS                                 $31,236,391      $16,083,184      $9,775,241         $26,579,739
                                           ===========      ===========      ==========         ===========

                                        LMPVIT ADJUSTABLE  LMPVIT DIVERSIFIED
                                           RATE INCOME      STRATEGIC INCOME
                                            SUBACCOUNT          SUBACCOUNT
                                        -----------------  ------------------
ASSETS:
   Investments at fair value                $3,282,463        $12,176,596
                                            ----------        -----------
         Total Assets                        3,282,463         12,176,596
                                            ----------        -----------
LIABILITIES:
   Other payables
      Insurance charges                            436              1,434
      Administrative fees                           41                150
      Equity protection fees                        --                 --
   Due to MetLife Insurance Company of
      Connecticut                                   --                 --
                                            ----------        -----------
         Total Liabilities                         477              1,584
                                            ----------        -----------
NET ASSETS                                  $3,281,986        $12,175,012
                                            ==========        ===========

   The accompanying notes are an integral part of these financial statements.

                                                         MIST BATTERYMARCH  MIST BLACKROCK
                                 LMPVIT    LMPVIT MONEY   MID-CAP STOCK       HIGH YIELD
                              HIGH INCOME     MARKET        SUBACCOUNT        SUBACCOUNT
                               SUBACCOUNT   SUBACCOUNT       (CLASS A)        (CLASS A)
                              -----------  ------------  -----------------  --------------
ASSETS:
   Investments at fair value  $17,960,653   $34,412,173      $2,429,292       $1,795,351
                              -----------   -----------      ----------       ----------
         Total Assets          17,960,653    34,412,173       2,429,292        1,795,351
                              -----------   -----------      ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges             2,261         4,144             278              187
      Administrative fees             221           425              30               22
      Equity protection fees           --            --              --               --
   Due to MetLife Insurance
      Company of Connecticut           --            --              --               --
                              -----------   -----------      ----------       ----------
         Total Liabilities          2,482         4,569             308              209
                              -----------   -----------      ----------       ----------
NET ASSETS                    $17,958,171   $34,407,604      $2,428,984       $1,795,142
                              ===========   ===========      ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                                                MIST HARRIS                              MIST LEGG MASON
                              MIST BLACKROCK     MIST DREMAN      OAKMARK         MIST     MIST LAZARD  PARTNERS MANAGED
                              LARGE-CAP CORE  SMALL-CAP VALUE  INTERNATIONAL  JANUS FORTY    MID-CAP         ASSETS
                                SUBACCOUNT       SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                 (CLASS E)        (CLASS A)      (CLASS A)     (CLASS A)    (CLASS B)      (CLASS A)
                              --------------  ---------------  -------------  -----------  -----------  ----------------
ASSETS:
   Investments at fair value    $7,353,692       $1,280,188      $8,917,966    $8,139,152    $423,030       $267,593
                                ----------       ----------      ----------    ----------    --------       --------
         Total Assets            7,353,692        1,280,188       8,917,966     8,139,152     423,030        267,593
                                ----------       ----------      ----------    ----------    --------       --------
LIABILITIES:
   Other payables
      Insurance charges                888              157           1,107           914          58             31
      Administrative fees               91               16             110           101           5              3
      Equity protection fees            --               --              --            --          --             --
   Due to MetLife Insurance
      Company of Connecticut            --               --              --            --          --             --
                                ----------       ----------      ----------    ----------    --------       --------
         Total Liabilities             979              173           1,217         1,015          63             34
                                ----------       ----------      ----------    ----------    --------       --------
NET ASSETS                      $7,352,713       $1,280,015      $8,916,749    $8,138,137    $422,967       $267,559
                                ==========       ==========      ==========    ==========    ========       ========

   The accompanying notes are an integral part of these financial statements.

                              MIST LORD ABBETT   MIST LORD ABBETT  MIST LORD ABBETT       MIST MET/AIM
                               BOND DEBENTURE   GROWTH AND INCOME    MID-CAP VALUE   CAPITAL APPRECIATION
                                 SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                 (CLASS A)         (CLASS B)          (CLASS B)            (CLASS A)
                              ----------------  -----------------  ----------------  --------------------
ASSETS:
   Investments at fair value     $2,944,821        $22,314,353        $10,914,867          $1,822,526
                                 ----------        -----------        -----------          ----------
         Total Assets             2,944,821         22,314,353         10,914,867           1,822,526
                                 ----------        -----------        -----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                 331              2,874              1,442                 240
      Administrative fees                36                277                136                  22
      Equity protection fees             --                 --                 --                  --
   Due to MetLife Insurance
      Company of Connecticut             --                 --                 --                  --
                                 ----------        -----------        -----------          ----------
         Total Liabilities              367              3,151              1,578                 262
                                 ----------        -----------        -----------          ----------
NET ASSETS                       $2,944,454        $22,311,202        $10,913,289          $1,822,264
                                 ==========        ===========        ===========          ==========

   The accompanying notes are an integral part of these financial statements.

                              MIST MET/AIM SMALL  MIST MFS EMERGING  MIST MFS RESEARCH
                                 CAP GROWTH        MARKETS EQUITY      INTERNATIONAL
                                  SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                  (CLASS A)           (CLASS A)          (CLASS B)
                              ------------------  -----------------  -----------------
ASSETS:
   Investments at fair value        $510,987          $1,507,616         $7,041,546
                                    --------          ----------         ----------
         Total Assets                510,987           1,507,616          7,041,546
                                    --------          ----------         ----------
LIABILITIES:
   Other payables
      Insurance charges                   59                 166                816
      Administrative fees                  6                  19                 87
      Equity protection fees              --                  --                 --
   Due to MetLife Insurance
      Company of Connecticut              --                  --                 --
                                    --------          ----------         ----------
         Total Liabilities                65                 185                903
                                    --------          ----------         ----------
NET ASSETS                          $510,922          $1,507,431         $7,040,643
                                    ========          ==========         ==========

                                                                         MIST PIMCO
                                                  MIST NEUBERGER    INFLATION PROTECTED
                                MIST MFS VALUE  BERMAN REAL ESTATE         BOND
                                  SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                   (CLASS A)         (CLASS A)           (CLASS A)
                                --------------  ------------------  -------------------
ASSETS:
   Investments at fair value      $7,376,305        $4,927,764          $6,546,024
                                  ----------        ----------          ----------
         Total Assets              7,376,305         4,927,764           6,546,024
                                  ----------        ----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                  919               588                 870
      Administrative fees                 91                60                  81
      Equity protection fees              --                --                  --
   Due to MetLife Insurance
      Company of Connecticut              --                --                  --
                                  ----------        ----------          ----------
         Total Liabilities             1,010               648                 951
                                  ----------        ----------          ----------
NET ASSETS                        $7,375,295        $4,927,116          $6,545,073
                                  ==========        ==========          ==========

   The accompanying notes are an integral part of these financial statements.

                                                   MIST PIONEER    MIST THIRD AVENUE    MSF BLACKROCK
                              MIST PIONEER FUND  STRATEGIC INCOME   SMALL CAP VALUE   AGGRESSIVE GROWTH
                                 SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                  (CLASS A)          (CLASS A)         (CLASS B)          (CLASS D)
                              -----------------  ----------------  -----------------  -----------------
ASSETS:
   Investments at fair value       $864,168         $7,471,868        $14,309,421        $10,041,020
                                   --------         ----------        -----------        -----------
         Total Assets               864,168          7,471,868         14,309,421         10,041,020
                                   --------         ----------        -----------        -----------
LIABILITIES:
   Other payables
      Insurance charges                 109                911              1,736              1,171
      Administrative fees                11                 92                177                124
      Equity protection fees             --                 --                 --                 --
   Due to MetLife Insurance
      Company of Connecticut             --                 --                 --                 --
                                   --------         ----------        -----------        -----------
         Total Liabilities              120              1,003              1,913              1,295
                                   --------         ----------        -----------        -----------
NET ASSETS                         $864,048         $7,470,865        $14,307,508        $10,039,725
                                   ========         ==========        ===========        ===========

   The accompanying notes are an integral part of these financial statements.

                              MSF BLACKROCK  MSF BLACKROCK  MSF BLACKROCK  MSF CAPITAL GUARDIAN       MSF      MSF FI VALUE
                               BOND INCOME    BOND INCOME   MONEY MARKET        U.S. EQUITY      FI LARGE CAP     LEADERS
                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT         SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
                                (CLASS A)      (CLASS E)      (CLASS A)          (CLASS A)         (CLASS A)     (CLASS D)
                              -------------  -------------  -------------  --------------------  ------------  ------------
ASSETS:
   Investments at fair value    $4,852,709    $17,301,261    $44,666,372        $5,108,474        $20,788,682   $21,293,646
                                ----------    -----------    -----------        ----------        -----------   -----------
         Total Assets            4,852,709     17,301,261     44,666,372         5,108,474         20,788,682    21,293,646
                                ----------    -----------    -----------        ----------        -----------   -----------
LIABILITIES:
   Other payables
      Insurance charges                533          2,056          4,989               580              2,397         2,470
      Administrative fees               60            214            559                63                258           264
      Equity protection fees            --             --             --                --                 --            --
   Due to MetLife Insurance
      Company of Connecticut            --             --             --                --                 --            --
                                ----------    -----------    -----------        ----------        -----------   -----------
         Total Liabilities             593          2,270          5,548               643              2,655         2,734
                                ----------    -----------    -----------        ----------        -----------   -----------
NET ASSETS                      $4,852,116    $17,298,991    $44,660,824        $5,107,831        $20,786,027   $21,290,912
                                ==========    ===========    ===========        ==========        ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                                                      MSF METLIFE      MSF METLIFE
                                    MSF METLIFE      CONSERVATIVE    CONSERVATIVE TO        MSF METLIFE
                              AGGRESSIVE ALLOCATION   ALLOCATION   MODERATE ALLOCATION  MODERATE ALLOCATION
                                    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                    (CLASS B)          (CLASS B)         (CLASS B)           (CLASS B)
                              ---------------------  ------------  -------------------  -------------------
ASSETS:
   Investments at fair value        $1,232,449        $2,065,942        $4,281,787           $7,468,405
                                    ----------        ----------        ----------           ----------
         Total Assets                1,232,449         2,065,942         4,281,787            7,468,405
                                    ----------        ----------        ----------           ----------
LIABILITIES:
   Other payables
      Insurance charges                    146               243               535                  991
      Administrative fees                   15                25                53                   93
      Equity protection fees                --                --                --                   --
   Due to MetLife Insurance
      Company of Connecticut                --                --                --                   --
                                    ----------        ----------        ----------           ----------
         Total Liabilities                 161               268               588                1,084
                                    ----------        ----------        ----------           ----------
NET ASSETS                          $1,232,288        $2,065,674        $4,281,199           $7,467,321
                                    ==========        ==========        ==========           ==========

   The accompanying notes are an integral part of these financial statements.

                              MSF METLIFE
                              MODERATE TO
                               AGGRESSIVE  MSF MFS TOTAL  MSF MORGAN STANLEY  MSF OPPENHEIMER  MSF RUSSELL 2000  MSF T. ROWE PRICE
                               ALLOCATION      RETURN         EAFE INDEX       GLOBAL EQUITY        INDEX        LARGE CAP GROWTH
                               SUBACCOUNT    SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                               (CLASS B)     (CLASS F)         (CLASS A)          (CLASS B)       (CLASS A)          (CLASS B)
                              -----------  -------------  ------------------  ---------------  ----------------  -----------------
ASSETS:
   Investments at fair value   $7,164,565    $74,391,177       $1,329,156         $7,243,126        $4,409,108        $20,035,807
                               ----------    -----------       ----------         ----------        ----------        -----------
         Total Assets           7,164,565     74,391,177        1,329,156          7,243,126         4,409,108         20,035,807
                               ----------    -----------       ----------         ----------        ----------        -----------
LIABILITIES:
   Other payables
      Insurance charges               962          9,023              152                874               494              2,309
      Administrative fees              88            919               17                 90                55                249
      Equity protection fees           --             --               --                 --                --                 --
   Due to MetLife Insurance
      Company of Connecticut           --             --               --                 --                --                 --
                               ----------    -----------       ----------         ----------        ----------        -----------
         Total Liabilities          1,050          9,942              169                964               549              2,558
                               ----------    -----------       ----------         ----------        ----------        -----------
NET ASSETS                     $7,163,515    $74,381,235       $1,328,987         $7,242,162        $4,408,559        $20,033,249
                               ==========    ===========       ==========         ==========        ==========        ===========

   The accompanying notes are an integral part of these financial statements.

                              MSF WESTERN ASSET  PIMCO VIT TOTAL
                                 MANAGEMENT          RETURN       PUTNAM VT DISCOVERY  VAN KAMPEN LIT
                               U.S. GOVERNMENT     SUBACCOUNT           GROWTH            COMSTOCK
                                 SUBACCOUNT      (ADMINISTRATIVE      SUBACCOUNT         SUBACCOUNT
                                 (CLASS A)           CLASS)           (CLASS IB)         (CLASS II)
                              -----------------  ---------------  -------------------  --------------
ASSETS:
   Investments at fair value      $345,243         $49,280,404         $578,479          $3,427,172
                                  --------         -----------         --------          ----------
         Total Assets              345,243          49,280,404          578,479           3,427,172
                                  --------         -----------         --------          ----------
LIABILITIES:
   Other payables
      Insurance charges                 37               6,015               68                 405
      Administrative fees                4                 607                7                  43
      Equity protection fees            --                  --               --                  --
   Due to MetLife Insurance
      Company of Connecticut            --                  --               --                  --
                                  --------         -----------         --------          ----------
         Total Liabilities              41               6,622               75                 448
                                  --------         -----------         --------          ----------
NET ASSETS                        $345,202         $49,273,782         $578,404          $3,426,724
                                  ========         ===========         ========          ==========

   The accompanying notes are an integral part of these financial statements.

                              VAN KAMPEN LIT   VAN KAMPEN LIT
                                ENTERPRISE    STRATEGIC GROWTH
                                SUBACCOUNT       SUBACCOUNT
                               (CLASS II)        (CLASS I)
                              --------------  ----------------
ASSETS:
   Investments at fair value     $344,802       $13,850,122
                                 --------       -----------
         Total Assets             344,802        13,850,122
                                 --------       -----------
LIABILITIES:
   Other payables
      Insurance charges                41             1,598
      Administrative fees               4               171
      Equity protection fees           --                --
   Due to MetLife Insurance
      Company of Connecticut           --                --
                                 --------       -----------
         Total Liabilities             45             1,769
                                 --------       -----------
NET ASSETS                       $344,757       $13,848,353
                                 ========       ===========

   The accompanying notes are an integral part of these financial statements.

                METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                  OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                   AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                                             AIM V.I. CORE EQUITY   GLOBAL GROWTH      GROWTH       GROWTH-INCOME
                                                  SUBACCOUNT         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                (SERIES I) (a)        (CLASS 2)       (CLASS 2)       (CLASS 2)
                                             --------------------  --------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                   $      --          $2,122,172      $ 1,139,995     $ 2,117,557
                                                  ---------          ----------      -----------     -----------
EXPENSES:
      Mortality and expense risk charges              9,683           1,201,275        2,255,037       2,203,358
      Administrative charges                          1,068             119,100          225,176         214,858
      Equity protection fees                             --                  --               --              --
                                                  ---------          ----------      -----------     -----------
         Total expenses                              10,751           1,320,375        2,480,213       2,418,216
                                                  ---------          ----------      -----------     -----------
            Net investment income (loss)            (10,751)            801,797       (1,340,218)       (300,659)
                                                  ---------          ----------      -----------     -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized Gain Distributions                        --           3,230,351       10,256,910       4,677,520
      Realized gains (losses) on sale of
         investments                                341,660           2,262,280        3,472,701       3,774,075
                                                  ---------          ----------      -----------     -----------
            Net realized gains (losses)             341,660           5,492,631       13,729,611       8,451,595
                                                  ---------          ----------      -----------     -----------
      Change in unrealized gains (losses)
         on investments                            (177,894)          3,258,903        2,573,451      (3,305,585)
                                                  ---------          ----------      -----------     -----------
      Net increase (decrease) in net assets
         resulting from operations                $ 153,015          $9,553,331      $14,962,844     $ 4,845,351
                                                  =========          ==========      ===========     ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                     DREYFUS VIF        DREYFUS VIF     DWS VIT SMALL CAP
                                             CREDIT SUISSE TRUST    APPRECIATION    DEVELOPING LEADERS        INDEX
                                              EMERGING MARKETS       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                               SUBACCOUNT (a)     (INITIAL SHARES)   (INITIAL SHARES)     (CLASS A) (a)
                                             -------------------  ----------------  ------------------  -----------------
INVESTMENT INCOME:
      Dividends                                   $      --            $21,200          $  29,171          $    50,050
                                                  ---------            -------          ---------          -----------
EXPENSES:
      Mortality and expense risk charges              5,860             18,825             51,763               25,745
      Administrative charges                            646              2,008              5,666                2,854
      Equity protection fees                             --                 --                 --                   --
                                                  ---------            -------          ---------          -----------
         Total expenses                               6,506             20,833             57,429               28,599
                                                  ---------            -------          ---------          -----------
            Net investment income (loss)             (6,506)               367            (28,258)              21,451
                                                  ---------            -------          ---------          -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized Gain Distributions                        --                 --            510,013              366,791
      Realized gains (losses) on sale of
         investments                                689,389             80,794            (38,885)           1,745,162
                                                  ---------            -------          ---------          -----------
            Net realized gains (losses)             689,389             80,794            471,128            2,111,953
                                                  ---------            -------          ---------          -----------
      Change in unrealized gains (losses)
         on investments                            (621,547)            (9,453)          (887,438)          (1,840,818)
                                                  ---------            -------          ---------          -----------
      Net increase (decrease) in net assets
         resulting from operations                $  61,336            $71,708          $(444,568)         $   292,586
                                                  =========            =======          =========          ===========

                                               FIDELITY VIP      FIDELITY VIP
                                                CONTRAFUND        CONTRAFUND
                                                SUBACCOUNT        SUBACCOUNT
                                             (SERVICE CLASS 2)  (SERVICE CLASS)
                                             -----------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $    55,308      $   267,911
                                                -----------      -----------
EXPENSES:
      Mortality and expense risk charges            113,018          462,582
      Administrative charges                         12,134           47,180
      Equity protection fees                             --               --
                                                -----------      -----------
         Total expenses                             125,152          509,762
                                                -----------      -----------
            Net investment income (loss)            (69,844)        (241,851)
                                                -----------      -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized Gain Distributions                 1,892,980        8,003,053
      Realized gains (losses) on sale of
         investments                                644,622          900,729
                                                -----------      -----------
            Net realized gains (losses)           2,537,602        8,903,782
                                                -----------      -----------
      Change in unrealized gains (losses)
         on investments                          (1,316,670)      (4,120,638)
                                                -----------      -----------
      Net increase (decrease) in net assets
         resulting from operations              $ 1,151,088      $ 4,541,293
                                                ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                                                                                                             FTVIPT FRANKLIN
                                             FIDELITY VIP DYNAMIC                         FTVIPT FRANKLIN     SMALL-MID CAP
                                             CAPITAL APPRECIATION  FIDELITY VIP MID CAP  INCOME SECURITIES  GROWTH SECURITIES
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                              (SERVICE CLASS 2)     (SERVICE CLASS 2)        (CLASS 2)          (CLASS 2)
                                             --------------------  --------------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                    $    211              $   94,956          $ 227,439          $      --
                                                   --------              ----------          ---------          ---------
EXPENSES:
      Mortality and expense risk
         charges                                      3,523                 291,980            106,781            134,795
      Administrative charges                            389                  29,246             10,271             13,879
      Equity protection fees                             --                      --                 --                 --
                                                   --------              ----------          ---------          ---------
         Total expenses                               3,912                 321,226            117,052            148,674
                                                   --------              ----------          ---------          ---------
            Net investment income (loss)             (3,701)               (226,270)           110,387           (148,674)
                                                   --------              ----------          ---------          ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    21,397               1,804,010             42,179            656,613
      Realized gains (losses) on sale of
         investments                                 60,444                 934,364             48,333            171,679
                                                   --------              ----------          ---------          ---------
            Net realized gains (losses)              81,841               2,738,374             90,512            828,292
                                                   --------              ----------          ---------          ---------
      Change in unrealized gains (losses)
         on investments                             (52,862)                (50,615)          (130,043)           175,254
                                                   --------              ----------          ---------          ---------
      Net increase (decrease) in net assets
         resulting from operations                 $ 25,278              $2,461,489          $  70,856          $ 854,872
                                                   ========              ==========          =========          =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                              FTVIPT TEMPLETON
                                             DEVELOPING MARKETS   FTVIPT TEMPLETON   JANUS ASPEN GLOBAL
                                                 SECURITIES      FOREIGN SECURITIES     LIFE SCIENCES
                                                 SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                 (CLASS 2)           (CLASS 2)        (SERVICE SHARES)
                                             ------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends                                  $  273,399          $  634,296           $     --
                                                 ----------          ----------           --------
EXPENSES:
      Mortality and expense risk
         charges                                    190,839             482,216             21,981
      Administrative charges                         18,574              48,132              2,395
      Equity protection fees                             --                  --                 --
                                                 ----------          ----------           --------
         Total expenses                             209,413             530,348             24,376
                                                 ----------          ----------           --------
            Net investment income (loss)             63,986             103,948            (24,376)
                                                 ----------          ----------           --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   939,435           1,446,751                 --
      Realized gains (losses) on sale of
         investments                              1,757,177           1,413,431             47,205
                                                 ----------          ----------           --------
            Net realized gains (losses)           2,696,612           2,860,182             47,205
                                                 ----------          ----------           --------
      Change in unrealized gains (losses)
         on investments                              22,846           1,091,800            264,707
                                                 ----------          ----------           --------
      Net increase (decrease) in net assets
         resulting from operations               $2,783,444          $4,055,930           $287,536
                                                 ==========          ==========           ========

                                                JANUS ASPEN        JANUS ASPEN       JANUS ASPEN
                                             GLOBAL TECHNOLOGY   MID CAP GROWTH   WORLDWIDE GROWTH
                                                SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                             (SERVICE SHARES)   (SERVICE SHARES)  (SERVICE SHARES)
                                             -----------------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $  2,923          $     4,667        $ 15,219
                                                 --------          -----------        --------
EXPENSES:
      Mortality and expense risk
         charges                                   12,223               98,308          36,415
      Administrative charges                        1,392               10,237           4,138
      Equity protection fees                           --                   --              --
                                                 --------          -----------        --------
         Total expenses                            13,615              108,545          40,553
                                                 --------          -----------        --------
            Net investment income (loss)          (10,692)            (103,878)        (25,334)
                                                 --------          -----------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --               36,688              --
      Realized gains (losses) on sale of
         investments                              (66,650)             314,852         191,430
                                                 --------          -----------        --------
            Net realized gains (losses)           (66,650)             351,540         191,430
                                                 --------          -----------        --------
      Change in unrealized gains (losses)
         on investments                           246,018              984,829          38,601
                                                 --------          -----------        --------
      Net increase (decrease) in net assets
         resulting from operations               $168,676          $ 1,232,491        $204,697
                                                 ========          ===========        ========

   The accompanying notes are an integral part of these financial statements.

                                            LMPIS PREMIER     LMPVET AGGRESSIVE     LMPVET         LMPVET
                                          SELECTIONS ALL CAP        GROWTH       APPRECIATION   APPRECIATION
                                                GROWTH            SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                            SUBACCOUNT (a)        (CLASS I)        (CLASS I)   (CLASS II) (b)
                                          ------------------  -----------------  ------------  --------------
INVESTMENT INCOME:
      Dividends                                $   1,112         $        --      $   295,089    $  25,033
                                               ---------         -----------      -----------    ---------
EXPENSES:
      Mortality and expense risk
         charges                                   6,990             991,284          419,251        6,901
      Administrative charges                         708             101,031           42,438          678
      Equity protection fees                          --                  --               --           --
                                               ---------         -----------      -----------    ---------
         Total expenses                            7,698           1,092,315          461,689        7,579
                                               ---------         -----------      -----------    ---------
            Net investment income (loss)          (6,586)         (1,092,315)        (166,600)      17,454
                                               ---------         -----------      -----------    ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                124,338             351,504        2,284,502      232,081
      Realized gains (losses) on sale of
         investments                             229,739           3,532,002          810,888          830
                                               ---------         -----------      -----------    ---------
            Net realized gains (losses)          354,077           3,883,506        3,095,390      232,911
                                               ---------         -----------      -----------    ---------
      Change in unrealized gains (losses)
         on investments                         (257,463)         (2,720,944)      (1,097,634)    (208,569)
                                               ---------         -----------      -----------    ---------
      Net increase (decrease) in net assets
         resulting from operations             $  90,028         $    70,247      $ 1,831,156    $  41,796
                                               =========         ===========      ===========    =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                             LMPVET EQUITY
                                                            LMPVET DIVIDEND      INDEX
                                            LMPVET CAPITAL      STRATEGY      SUBACCOUNT
                                              SUBACCOUNT       SUBACCOUNT      (CLASS I)
                                            --------------  ---------------  -------------
INVESTMENT INCOME:
      Dividends                               $   117,055     $     31,241    $ 12,015,481
                                              -----------     ------------    ------------
EXPENSES:
      Mortality and expense risk
         charges                                  540,692           24,213       9,727,342
      Administrative charges                       47,751            2,293       1,136,694
      Equity protection fees                           --               --      12,304,753
                                              -----------     ------------    ------------
         Total expenses                           588,443           26,506      23,168,789
                                              -----------     ------------    ------------
            Net investment income (loss)         (471,388)           4,735     (11,153,308)
                                              -----------     ------------    ------------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               1,616,002               --      30,191,446
      Realized gains (losses) on sale of
         investments                            1,147,544           20,803      49,176,536
                                              -----------     ------------    ------------
            Net realized gains (losses)         2,763,546           20,803      79,367,982
                                              -----------     ------------    ------------
      Change in unrealized gains (losses)
         on investments                        (2,206,615)          40,654     (48,085,969)
                                              -----------     ------------    ------------
      Net increase (decrease) in net assets
        resulting from operations             $    85,543     $     66,192    $ 20,128,705
                                              ===========     ============    ============

                                            LMPVET EQUITY        LMPVET
                                                INDEX      FUNDAMENTAL VALUE  LMPVET GLOBAL
                                              SUBACCOUNT       SUBACCOUNT        EQUITY
                                              (CLASS II)        (CLASS I)       SUBACCOUNT
                                            -------------  -----------------  -------------
INVESTMENT INCOME:
      Dividends                               $  370,677      $   752,219       $  52,118
                                              ----------      -----------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                 329,901          860,038         158,355
      Administrative charges                      36,528           88,366          13,971
      Equity protection fees                          --               --              --
                                              ----------      -----------       ---------
         Total expenses                          366,429          948,404         172,326
                                              ----------      -----------       ---------
            Net investment income (loss)           4,248         (196,185)       (120,208)
                                              ----------      -----------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              1,072,796        2,946,898         445,949
      Realized gains (losses) on sale of
         investments                             701,544        1,188,640         205,163
                                              ----------      -----------       ---------
            Net realized gains (losses)        1,774,340        4,135,538         651,112
                                              ----------      -----------       ---------
      Change in unrealized gains (losses)
         on investments                         (916,617)      (5,123,022)       (266,850)
                                              ----------      -----------       ---------
      Net increase (decrease) in net assets
         resulting from operations            $  861,971      $(1,183,669)      $ 264,054
                                              ==========      ===========       =========

   The accompanying notes are an integral part of these financial statements.

                                                    LMPVET                            LMPVET LARGE CAP  LMPVET MID CAP
                                             INTERNATIONAL ALL CAP  LMPVET INVESTORS       GROWTH            CORE
                                                  OPPORTUNITY          SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                  SUBACCOUNT           (CLASS I)          (CLASS I)       (CLASS I)
                                             ---------------------  ----------------  ----------------  --------------
INVESTMENT INCOME:
      Dividends                                   $    53,952          $   348,450       $   13,092       $    67,117
                                                  -----------          -----------       ----------       -----------
EXPENSES:
      Mortality and expense risk
         charges                                       81,673              336,604          473,037           259,861
      Administrative charges                            9,004               35,736           49,916            27,343
      Equity protection fees                               --                   --               --                --
                                                  -----------          -----------       ----------       -----------
         Total expenses                                90,677              372,340          522,953           287,204
                                                  -----------          -----------       ----------       -----------
            Net investment income (loss)              (36,725)             (23,890)        (509,861)         (220,087)
                                                  -----------          -----------       ----------       -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   2,824,933              745,118               --         3,087,664
      Realized gains (losses) on sale of
         investments                                  404,924              542,245          743,874           694,514
                                                  -----------          -----------       ----------       -----------
            Net realized gains (losses)             3,229,857            1,287,363          743,874         3,782,178
                                                  -----------          -----------       ----------       -----------
      Change in unrealized gains (losses)
         on investments                            (2,905,221)          (1,368,634)       1,024,404        (2,434,750)
                                                  -----------          -----------       ----------       -----------
      Net increase (decrease) in net assets
         resulting from operations                $   287,911          $  (105,161)      $1,258,417       $ 1,127,341
                                                  ===========          ===========       ==========       ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                               LMPVET MULTIPLE     LMPVET SMALL CAP
                                             DISCIPLINE LARGE CAP       GROWTH       LMPVET SOCIAL  LMPVPI ALL CAP
                                               GROWTH AND VALUE       SUBACCOUNT       AWARENESS      SUBACCOUNT
                                                SUBACCOUNT (c)         (CLASS I)      SUBACCOUNT    (CLASS I) (a)
                                             --------------------  ----------------  -------------  --------------
INVESTMENT INCOME:
      Dividends
                                                  $  18,265            $      --          $ --        $    72,919
EXPENSES:                                         ---------            ---------          ----        -----------
      Mortality and expense risk
         charges                                     48,137              140,380            19            115,488
      Administrative charges                          4,681               14,131             2             12,159
      Equity protection fees                             --                   --            --                 --
                                                  ---------            ---------          ----        -----------
         Total expenses                              52,818              154,511            21            127,647
                                                  ---------            ---------          ----        -----------
            Net investment income (loss)            (34,553)            (154,511)          (21)           (54,728)
                                                  ---------            ---------          ----        -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   153,571              684,627            --          1,264,156
      Realized gains (losses) on sale of
         investments                                596,867              266,021           (76)         5,988,394
                                                  ---------            ---------          ----        -----------
            Net realized gains (losses)             750,438              950,648           (76)         7,252,550
                                                  ---------            ---------          ----        -----------
      Change in unrealized gains (losses)
         on investments                            (603,535)            (154,658)           --         (5,988,433)
                                                  ---------            ---------          ----        -----------
      Net increase (decrease) in net assets
         resulting from operations                $ 112,350            $ 641,479          $(97)       $ 1,209,389
                                                  =========            =========          ====        ===========

                                                  LMPVPII
                                             GROWTH AND INCOME    LMPVPV SMALL CAP
                                                SUBACCOUNT      GROWTH OPPORTUNITIES
                                               (CLASS I) (a)       SUBACCOUNT (a)
                                             -----------------  --------------------
INVESTMENT INCOME:
      Dividends
                                                 $     434           $     673
EXPENSES:                                        ---------           ---------
      Mortality and expense risk
         charges                                     3,673              14,657
      Administrative charges                           354               1,357
      Equity protection fees                            --                  --
                                                 ---------           ---------
         Total expenses                              4,027              16,014
                                                 ---------           ---------
            Net investment income (loss)            (3,593)            (15,341)
                                                 ---------           ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   31,191              96,522
      Realized gains (losses) on sale of
         investments                               203,367             457,234
                                                 ---------           ---------
            Net realized gains (losses)            234,558             553,756
                                                 ---------           ---------
      Change in unrealized gains (losses)
         on investments                           (198,799)           (354,479)
                                                 ---------           ---------
      Net increase (decrease) in net assets
         resulting from operations               $  32,166           $ 183,936
                                                 =========           =========

   The accompanying notes are an integral part of these financial statements.

                                             LMPVPI LARGE CAP  LMPVPII AGGRESSIVE        LMPVET
                                                  GROWTH             GROWTH        CAPITAL AND INCOME  LMPVIT ADJUSTABLE
                                                SUBACCOUNT         SUBACCOUNT           SUBACCOUNT        RATE INCOME
                                              (CLASS I) (a)      (CLASS I) (a)          (CLASS II)         SUBACCOUNT
                                             ----------------  ------------------  ------------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $     --          $      --          $   319,979         $ 158,463
                                                 --------          ---------          -----------         ---------
EXPENSES:
      Mortality and expense risk charges            2,385              4,338              470,799            58,425
      Administrative charges                          262                448               42,129             5,437
      Equity protection fees                           --                 --                   --                --
                                                 --------          ---------          -----------         ---------
         Total expenses                             2,647              4,786              512,928            63,862
                                                 --------          ---------          -----------         ---------
            Net investment income (loss)           (2,647)            (4,786)            (192,949)           94,601
                                                 --------          ---------          -----------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --              2,394            4,264,293                --
      Realized gains (losses) on sale of
         investments                              116,109            295,344              599,812            (2,747)
                                                 --------          ---------          -----------         ---------
            Net realized gains (losses)           116,109            297,738            4,864,105            (2,747)
                                                 --------          ---------          -----------         ---------
      Change in unrealized gains (losses)
         on investments                           (92,006)          (260,204)          (3,672,849)         (103,054)
                                                 --------          ---------          -----------         ---------
      Net increase (decrease) in net assets
         resulting from operations               $ 21,456          $  32,748          $   998,307         $ (11,200)
                                                 ========          =========          ===========         =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             LMPVIT DIVERSIFIED     LMPVIT       LMPVIT
                                              STRATEGIC INCOME   HIGH INCOME  MONEY MARKET
                                                 SUBACCOUNT       SUBACCOUNT   SUBACCOUNT
                                             ------------------  -----------  ------------
INVESTMENT INCOME:
      Dividends                                  $ 653,371       $ 1,635,139   $1,553,553
                                                 ---------       -----------   ----------
EXPENSES:
      Mortality and expense risk charges           192,800           298,566      472,822
      Administrative charges                        20,153            29,405       48,702
      Equity protection fees                            --                --           --
                                                 ---------       -----------   ----------
         Total expenses                            212,953           327,971      521,524
                                                 ---------       -----------   ----------
            Net investment income (loss)           440,418         1,307,168    1,032,029
                                                 ---------       -----------   ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --                --           --
      Realized gains (losses) on sale of
         investments                              (118,406)          (82,675)          --
                                                 ---------       -----------   ----------
            Net realized gains (losses)           (118,406)          (82,675)          --
                                                 ---------       -----------   ----------
      Change in unrealized gains (losses)
         on investments                           (256,820)       (1,459,941)          --
                                                 ---------       -----------   ----------
      Net increase (decrease) in net assets
         resulting from operations               $  65,192       $  (235,448)  $1,032,029
                                                 =========       ===========   ==========

                                                                    LORD ABBETT      LORD ABBETT
                                             LMPVPIII LARGE CAP  GROWTH AND INCOME   MID-CAP VALUE
                                                   VALUE             SUBACCOUNT       SUBACCOUNT
                                               SUBACCOUNT (a)      (CLASS VC) (a)   (CLASS VC) (a)
                                             ------------------  -----------------  --------------
INVESTMENT INCOME:
      Dividends                                  $    65,321        $        --      $        --
                                                 -----------        -----------      -----------
EXPENSES:
      Mortality and expense risk charges              78,632             47,224           61,489
      Administrative charges                           8,377              4,354            5,742
      Equity protection fees                              --                 --               --
                                                 -----------        -----------      -----------
         Total expenses                               87,009             51,578           67,231
                                                 -----------        -----------      -----------
            Net investment income (loss)             (21,688)           (51,578)         (67,231)
                                                 -----------        -----------      -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                         --                 --               --
      Realized gains (losses) on sale of
         investments                               3,170,622          1,486,632        2,602,143
                                                 -----------        -----------      -----------
            Net realized gains (losses)            3,170,622          1,486,632        2,602,143
                                                 -----------        -----------      -----------
      Change in unrealized gains (losses)
         on investments                           (2,273,194)        (1,091,220)      (1,372,756)
                                                 -----------        -----------      -----------
      Net increase (decrease) in net assets
         resulting from operations               $   875,740        $   343,834      $ 1,162,156
                                                 ===========        ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                                             MIST BATTERYMARCH  MIST BLACKROCK  MIST BLACKROCK  MIST BLACKROCK
                                               MID-CAP STOCK      HIGH YIELD    LARGE-CAP CORE  LARGE-CAP CORE
                                                 SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                  (CLASS A)        (CLASS A)     (CLASS E) (b)   (CLASS A) (a)
                                             -----------------  --------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                  $   7,609        $ 216,737        $     --       $  53,996
                                                 ---------        ---------        --------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                    35,480           27,578          75,547          36,072
      Administrative charges                         3,843            3,189           7,789           3,742
      Equity protection fees                            --               --              --              --
                                                 ---------        ---------        --------       ---------
         Total expenses                             39,323           30,767          83,336          39,814
                                                 ---------        ---------        --------       ---------
            Net investment income (loss)           (31,714)         185,970         (83,336)         14,182
                                                 ---------        ---------        --------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  303,405               --              --         470,417
      Realized gains (losses) on sale of
         investments                               (10,362)           2,779           4,466         407,143
                                                 ---------        ---------        --------       ---------
            Net realized gains (losses)            293,043            2,779           4,466         877,560
                                                 ---------        ---------        --------       ---------
      Change in unrealized gains (losses)
         on investments                           (159,272)        (164,337)         67,324        (526,091)
                                                 ---------        ---------        --------       ---------
      Net increase (decrease) in net assets
         resulting from operations               $ 102,057        $  24,412        $(11,546)      $ 365,651
                                                 =========        =========        ========       =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                               MIST HARRIS
                                               MIST DREMAN       OAKMARK                        MIST LAZARD
                                             SMALL-CAP VALUE  INTERNATIONAL  MIST JANUS FORTY     MID-CAP
                                               SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                (CLASS A)       (CLASS A)        (CLASS A)     (CLASS B) (b)
                                             ---------------  -------------  ----------------  -------------
INVESTMENT INCOME:
      Dividends                                 $     --       $    90,686      $   11,805       $     --
                                                --------       -----------      ----------       --------
EXPENSES:
      Mortality and expense risk
         charges                                  18,172           145,692          95,040          4,701
      Administrative charges                       1,828            14,600          10,481            422
      Equity protection fees                          --                --              --             --
                                                --------       -----------      ----------       --------
         Total expenses                           20,000           160,292         105,521          5,123
                                                --------       -----------      ----------       --------
            Net investment income (loss)         (20,000)          (69,606)        (93,716)        (5,123)
                                                --------       -----------      ----------       --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  5,716           778,123       1,135,109             --
      Realized gains (losses) on sale of
         investments                              22,336           100,563          33,759           (297)
                                                --------       -----------      ----------       --------
            Net realized gains (losses)           28,052           878,686       1,168,868           (297)
                                                --------       -----------      ----------       --------
      Change in unrealized gains (losses)
         on investments                          (54,451)       (1,068,645)        710,407        (52,006)
                                                --------       -----------      ----------       --------
      Net increase (decrease) in net assets
         resulting from operations              $(46,399)      $  (259,565)     $1,785,559       $(57,426)
                                                ========       ===========      ==========       ========

                                             MIST LEGG MASON
                                             PARTNERS MANAGED  MIST LORD ABBETT
                                                  ASSETS        BOND DEBENTURE
                                                SUBACCOUNT        SUBACCOUNT
                                                 (CLASS A)         (CLASS A)
                                             ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $  6,712          $162,534
                                                 --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                    3,657            40,539
      Administrative charges                          408             4,488
      Equity protection fees                           --                --
                                                 --------          --------
         Total expenses                             4,065            45,027
                                                 --------          --------
            Net investment income (loss)            2,647           117,507
                                                 --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  23,596             3,748
      Realized gains (losses) on sale of
         investments                                 (238)           49,550
                                                 --------          --------
            Net realized gains (losses)            23,358            53,298
                                                 --------          --------
      Change in unrealized gains (losses)
         on investments                           (13,192)          (13,053)
                                                 --------          --------
      Net increase (decrease) in net assets
         resulting from operations               $ 12,813          $157,752
                                                 ========          ========

   The accompanying notes are an integral part of these financial statements.

                                             MIST LORD ABBETT   MIST LORD ABBETT      MIST MET/AIM        MIST MET/AIM
                                             GROWTH AND INCOME    MID-CAP VALUE   CAPITAL APPRECIATION  SMALL CAP GROWTH
                                                SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                 (CLASS B)          (CLASS B)          (CLASS A)            (CLASS A)
                                             -----------------  ----------------  --------------------  ----------------
INVESTMENT INCOME:
      Dividends                                 $  149,152         $     6,185           $  1,590            $    --
                                                ----------         -----------           --------            -------
EXPENSES:
      Mortality and expense risk
         charges                                   343,818             136,613             28,113              4,460
      Administrative charges                        33,473              12,908              2,639                475
      Equity protection fees                            --                  --                 --                 --
                                                ----------         -----------           --------            -------
         Total expenses                            377,291             149,521             30,752              4,935
                                                ----------         -----------           --------            -------
            Net investment income (loss)          (228,139)           (143,336)           (29,162)            (4,935)
                                                ----------         -----------           --------            -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  766,406             130,399              4,364              2,509
      Realized gains (losses) on sale of
         investments                               246,810             (53,202)            (5,569)             5,699
                                                ----------         -----------           --------            -------
            Net realized gains (losses)          1,013,216              77,197             (1,205)             8,208
                                                ----------         -----------           --------            -------
      Change in unrealized gains (losses)
         on investments                           (600,676)         (1,129,642)           193,513              5,521
                                                ----------         -----------           --------            -------
      Net increase (decrease) in net assets
         resulting from operations              $  184,401         $(1,195,781)          $163,146            $ 8,794
                                                ==========         ===========           ========            =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MIST MFS EMERGING  MIST MFS RESEARCH
                                              MARKETS EQUITY      INTERNATIONAL    MIST MFS VALUE
                                                SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                               (CLASS A) (b)      (CLASS B) (b)       (CLASS A)
                                             -----------------  -----------------  --------------
INVESTMENT INCOME:
      Dividends                                   $     --           $     --         $      46
                                                  --------           --------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                    12,759             64,057           109,926
      Administrative charges                         1,422              6,868            10,844
      Equity protection fees                            --                 --                --
                                                  --------           --------         ---------
         Total expenses                             14,181             70,925           120,770
                                                  --------           --------         ---------
            Net investment income (loss)           (14,181)           (70,925)         (120,724)
                                                  --------           --------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --                 --           137,554
      Realized gains (losses) on sale of
         investments                                23,368             18,437            81,966
                                                  --------           --------         ---------
            Net realized gains (losses)             23,368             18,437           219,520
                                                  --------           --------         ---------
      Change in unrealized gains (losses)
         on investments                            293,316            347,605           281,662
                                                  --------           --------         ---------
      Net increase (decrease) in net assets
         resulting from operations                $302,503           $295,117         $ 380,458
                                                  ========           ========         =========

                                                                     MIST PIMCO
                                               MIST NEUBERGER    INFLATION PROTECTED
                                             BERMAN REAL ESTATE         BOND          MIST PIONEER FUND
                                                 SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                  (CLASS A)         (CLASS A) (b)         (CLASS A)
                                             ------------------  -------------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $    95,129          $     --             $ 6,255
                                                 -----------          --------             -------
EXPENSES:
      Mortality and expense risk
         charges                                     109,189            70,047              12,452
      Administrative charges                          11,339             6,510               1,203
      Equity protection fees                              --                --                  --
                                                 -----------          --------             -------
         Total expenses                              120,528            76,557              13,655
                                                 -----------          --------             -------
            Net investment income (loss)             (25,399)          (76,557)             (7,400)
                                                 -----------          --------             -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    762,298                --                  --
      Realized gains (losses) on sale of
         investments                                  16,431            15,724               8,622
                                                 -----------          --------             -------
            Net realized gains (losses)              778,729            15,724               8,622
                                                 -----------          --------             -------
      Change in unrealized gains (losses)
         on investments                           (2,011,434)          444,119              14,264
                                                 -----------          --------             -------
      Net increase (decrease) in net assets
         resulting from operations               $(1,258,104)         $383,286             $15,486
                                                 ===========          ========             =======

   The accompanying notes are an integral part of these financial statements.

                                              MIST PIONEER     MIST PIONEER   MIST THIRD AVENUE    MSF BLACKROCK
                                             MID-CAP VALUE  STRATEGIC INCOME   SMALL CAP VALUE   AGGRESSIVE GROWTH
                                               SUBACCOUNT      SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                             (CLASS A) (a)      (CLASS A)         (CLASS B)          (CLASS D)
                                             -------------  ----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                $  1,493         $ 45,700         $    63,885        $       --
                                               --------         --------         -----------        ----------
EXPENSES:
      Mortality and expense risk
         charges                                  1,480          102,447             199,082           139,244
      Administrative charges                        139           10,434              20,288            14,831
      Equity protection fees                         --               --                  --                --
                                               --------         --------         -----------        ----------
         Total expenses                           1,619          112,881             219,370           154,075
                                               --------         --------         -----------        ----------
            Net investment income (loss)           (126)         (67,181)           (155,485)         (154,075)
                                               --------         --------         -----------        ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                53,190               --             419,611                --
      Realized gains (losses) on sale of
         investments                             (8,026)          21,834             (79,640)          145,936
                                               --------         --------         -----------        ----------
            Net realized gains (losses)          45,164           21,834             339,971           145,936
                                               --------         --------         -----------        ----------
      Change in unrealized gains (losses)
         on investments                         (11,893)         383,363          (1,513,193)        1,678,643
                                               --------         --------         -----------        ----------
      Net increase (decrease) in net assets
         resulting from operations             $ 33,145         $338,016         $(1,328,707)       $1,670,504
                                               ========         ========         ===========        ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MSF BLACKROCK BOND  MSF BLACKROCK BOND  MSF BLACKROCK
                                                   INCOME              INCOME         MONEY MARKET
                                                 SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                 (CLASS A)           (CLASS E)         (CLASS A)
                                             ------------------  ------------------  -------------
INVESTMENT INCOME:
      Dividends                                    $165,114            $558,628        $1,605,584
                                                   --------            --------        ----------
EXPENSES:
      Mortality and expense risk
         charges                                     67,757             255,251           432,625
      Administrative charges                          7,576              26,621            48,728
      Equity protection fees                             --                  --                --
                                                   --------            --------        ----------
         Total expenses                              75,333             281,872           481,353
                                                   --------            --------        ----------
            Net investment income (loss)             89,781             276,756         1,124,231
                                                   --------            --------        ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                  --                --
      Realized gains (losses) on sale of
         investments                                 54,021             191,950                --
                                                   --------            --------        ----------
            Net realized gains (losses)              54,021             191,950                --
                                                   --------            --------        ----------
      Change in unrealized gains (losses)
         on investments                              83,618             295,692                --
                                                   --------            --------        ----------
      Net increase (decrease) in net assets
         resulting from operations                 $227,420            $764,398        $1,124,231
                                                   ========            ========        ==========

                                                 MSF CAPITAL                        MSF FI VALUE
                                            GUARDIAN U.S. EQUITY  MSF FI LARGE CAP     LEADERS
                                                  SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
                                                  (CLASS A)           (CLASS A)       (CLASS D)
                                             -------------------  ----------------  ------------
INVESTMENT INCOME:
      Dividends                                    $  17,522         $   37,482      $   197,334
                                                   ---------         ----------      -----------
EXPENSES:
      Mortality and expense risk
         charges                                      67,962            316,256          330,432
      Administrative charges                           7,408             34,087           35,179
      Equity protection fees                              --                 --               --
                                                   ---------         ----------      -----------
         Total expenses                               75,370            350,343          365,611
                                                   ---------         ----------      -----------
            Net investment income (loss)             (57,848)          (312,861)        (168,277)
                                                   ---------         ----------      -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    217,961          1,554,769        2,136,413
      Realized gains (losses) on sale of
         investments                                  19,828             46,157           53,635
                                                   ---------         ----------      -----------
            Net realized gains (losses)              237,789          1,600,926        2,190,048
                                                   ---------         ----------      -----------
      Change in unrealized gains (losses)
         on investments                             (342,429)          (703,438)      (1,381,207)
                                                   ---------         ----------      -----------
      Net increase (decrease) in net assets
         resulting from operations                 $(162,488)        $  584,627      $   640,564
                                                   =========         ==========      ===========

   The accompanying notes are an integral part of these financial statements.

                                                                    MSF METLIFE       MSF METLIFE
                                                  MSF METLIFE       CONSERVATIVE    CONSERVATIVE TO        MSF METLIFE
                                             AGGRESSIVE ALLOCATION   ALLOCATION   MODERATE ALLOCATION  MODERATE ALLOCATION
                                                  SUBACCOUNT         SUBACCOUNT       SUBACCOUNT            SUBACCOUNT
                                                   (CLASS B)         (CLASS B)         (CLASS B)            (CLASS B)
                                             ---------------------  ------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends                                     $    756          $     --          $     --            $     419
                                                    --------          --------          --------            ---------
EXPENSES:
      Mortality and expense risk
         charges                                      17,618            22,614            38,125               97,329
      Administrative charges                           1,854             2,339             3,746                9,103
      Equity protection fees                              --                --                --                   --
                                                    --------          --------          --------            ---------
         Total expenses                               19,472            24,953            41,871              106,432
                                                    --------          --------          --------            ---------
            Net investment income (loss)             (18,716)          (24,953)          (41,871)            (106,013)
                                                    --------          --------          --------            ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      2,173               830             3,500                7,538
      Realized gains (losses) on sale of
         investments                                   7,670             8,033            20,196               39,440
                                                    --------          --------          --------            ---------
            Net realized gains (losses)                9,843             8,863            23,696               46,978
                                                    --------          --------          --------            ---------
      Change in unrealized gains (losses)
         on investments                               22,836            85,578            70,304              122,216
                                                    --------          --------          --------            ---------
      Net increase (decrease) in net assets
         resulting from operations                  $ 13,963          $ 69,488          $ 52,129            $  63,181
                                                    ========          ========          ========            =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                  MSF METLIFE
                                                  MODERATE TO          MSF MFS    MSF MORGAN STANLEY  MSF OPPENHEIMER
                                             AGGRESSIVE ALLOCATION  TOTAL RETURN      EAFE INDEX       GLOBAL EQUITY
                                                   SUBACCOUNT        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                                   (CLASS B)          (CLASS F)        (CLASS A)         (CLASS B)
                                             ---------------------  ------------  ------------------  ---------------
INVESTMENT INCOME:
      Dividends                                     $  1,573         $ 1,609,486        $ 3,434           $ 63,124
                                                    --------         -----------        -------           --------
EXPENSES:
      Mortality and expense risk
         charges                                      90,509           1,187,904          7,584            104,515
      Administrative charges                           8,390             121,119            817             10,757
      Equity protection fees                              --                  --             --                 --
                                                    --------         -----------        -------           --------
         Total expenses                               98,899           1,309,023          8,401            115,272
                                                    --------         -----------        -------           --------
            Net investment income (loss)             (97,326)            300,463         (4,967)           (52,148)
                                                    --------         -----------        -------           --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      6,293           2,715,591          1,832            104,663
      Realized gains (losses) on sale of
         investments                                  29,874             868,014          2,642            112,971
                                                    --------         -----------        -------           --------
            Net realized gains (losses)               36,167           3,583,605          4,474            217,634
                                                    --------         -----------        -------           --------
      Change in unrealized gains (losses)
         on investments                               62,307          (1,780,298)        12,973            126,905
                                                    --------         -----------        -------           --------
      Net increase (decrease) in net assets
         resulting from operations                  $  1,148         $ 2,103,770        $12,480           $292,391
                                                    ========         ===========        =======           ========

                                             MSF RUSSELL 2000  MSF T. ROWE PRICE
                                                   INDEX        LARGE CAP GROWTH
                                                SUBACCOUNT         SUBACCOUNT
                                               (CLASS A) (b)       (CLASS B)
                                             ----------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $      --        $   41,451
                                                 ---------        ----------
EXPENSES:
      Mortality and expense risk
         charges                                    46,887           292,528
      Administrative charges                         5,208            31,535
      Equity protection fees                            --                --
                                                 ---------        ----------
         Total expenses                             52,095           324,063
                                                 ---------        ----------
            Net investment income (loss)           (52,095)         (282,612)
                                                 ---------        ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --           191,209
      Realized gains (losses) on sale of
         investments                               (53,903)          488,290
                                                 ---------        ----------
            Net realized gains (losses)            (53,903)          679,499
                                                 ---------        ----------
      Change in unrealized gains (losses)
         on investments                           (317,247)        1,152,824
                                                 ---------        ----------
      Net increase (decrease) in net assets
         resulting from operations               $(423,245)       $1,549,711
                                                 =========        ==========

   The accompanying notes are an integral part of these financial statements.

                                            MSF WESTERN ASSET  MSF WESTERN ASSET
                                               MANAGEMENT       MANAGEMENT U.S.              PIMCO                    PIMCO
                                             HIGH YIELD BOND      GOVERNMENT            VIT REAL RETURN          VIT TOTAL RETURN
                                               SUBACCOUNT         SUBACCOUNT              SUBACCOUNT                SUBACCOUNT
                                              (CLASS A) (a)        (CLASS A)      (ADMINISTRATIVE CLASS) (a)  (ADMINISTRATIVE CLASS)
                                            -----------------  -----------------  --------------------------  ----------------------
INVESTMENT INCOME:
      Dividends                                  $ 24,081           $6,364                 $ 100,708               $2,359,014
                                                 --------           ------                 ---------               ----------
EXPENSES:
      Mortality and expense risk
         charges                                      906            2,688                    34,284                  729,670
      Administrative charges                          106              309                     3,206                   73,720
      Equity protection fees                           --               --                        --                       --
                                                 --------           ------                 ---------               ----------
         Total expenses                             1,012            2,997                    37,490                  803,390
                                                 --------           ------                 ---------               ----------
            Net investment income (loss)           23,069            3,367                    63,218                1,555,624
                                                 --------           ------                 ---------               ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   2,065               --                        --                       --
      Realized gains (losses) on sale of
         investments                               (5,952)           1,640                  (353,498)                 (42,115)
                                                 --------           ------                 ---------               ----------
            Net realized gains (losses)            (3,887)           1,640                  (353,498)                 (42,115)
                                                 --------           ------                 ---------               ----------
      Change in unrealized gains (losses)
         on investments                           (10,816)             654                   413,026                1,776,066
                                                 --------           ------                 ---------               ----------
      Net increase (decrease) in net assets
         resulting from operations               $  8,366           $5,661                 $ 122,746               $3,289,575
                                                 ========           ======                 =========               ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             PUTNAM VT DISCOVERY        PUTNAM VT          PUTNAM VT     VAN KAMPEN LIT
                                                    GROWTH        INTERNATIONAL EQUITY  SMALL CAP VALUE     COMSTOCK
                                                  SUBACCOUNT           SUBACCOUNT          SUBACCOUNT      SUBACCOUNT
                                                  (CLASS IB)         (CLASS IB) (a)      (CLASS IB) (a)    (CLASS II)
                                             -------------------  --------------------  ---------------  --------------
INVESTMENT INCOME:
      Dividends                                    $    --            $   183,281         $    65,030      $  64,929
                                                   -------            -----------         -----------      ---------
EXPENSES:
      Mortality and expense risk
         charges                                     6,907                 28,553              55,128         56,847
      Administrative charges                           739                  3,076               5,785          5,963
      Equity protection fees                            --                     --                  --             --
                                                   -------            -----------         -----------      ---------
         Total expenses                              7,646                 31,629              60,913         62,810
                                                   -------            -----------         -----------      ---------
            Net investment income (loss)            (7,646)               151,652               4,117          2,119
                                                   -------            -----------         -----------      ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   42,394                793,420           1,300,594         90,097
      Realized gains (losses) on sale of
         investments                                12,776              1,876,589           2,521,451        179,362
                                                   -------            -----------         -----------      ---------
            Net realized gains (losses)             55,170              2,670,009           3,822,045        269,459
                                                   -------            -----------         -----------      ---------
      Change in unrealized gains (losses)
         on investments                             (9,936)            (2,305,501)         (3,037,984)      (395,377)
                                                   -------            -----------         -----------      ---------
      Net increase (decrease) in net assets
         resulting from operations                 $37,588            $   516,160         $   788,178      $(123,799)
                                                   =======            ===========         ===========      =========


                                             VAN KAMPEN LIT   VAN KAMPEN LIT
                                               ENTERPRISE    STRATEGIC GROWTH
                                               SUBACCOUNT       SUBACCOUNT
                                               (CLASS II)        (CLASS I)
                                             --------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $   531        $    6,456
                                                 -------        ----------
EXPENSES:
      Mortality and expense risk
         charges                                   4,852           193,820
      Administrative charges                         507            20,829
      Equity protection fees                          --                --
                                                 -------        ----------
         Total expenses                            5,359           214,649
                                                 -------        ----------
            Net investment income (loss)          (4,828)         (208,193)
                                                 -------        ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --                --
      Realized gains (losses) on sale of
         investments                               9,944          (951,237)
                                                 -------        ----------
            Net realized gains (losses)            9,944          (951,237)
                                                 -------        ----------
      Change in unrealized gains (losses)
         on investments                           27,873         3,117,769
                                                 -------        ----------
      Net increase (decrease) in net assets
         resulting from operations               $32,989        $1,958,339
                                                 =======        ==========

   The accompanying notes are an integral part of these financial statements.

                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                       AIM V.I. CORE EQUITY   AMERICAN FUNDS GLOBAL GROWTH    AMERICAN FUNDS GROWTH
                                            SUBACCOUNT                 SUBACCOUNT                   SUBACCOUNT
                                            (SERIES I)                 (CLASS 2)                    (CLASS 2)
                                     -----------------------  ----------------------------  --------------------------
                                       2007 (a)    2006 (b)        2007          2006           2007          2006
                                     -----------  ----------  ------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (10,751) $  (10,411)  $   801,797   $  (537,377)   $ (1,340,218) $ (1,206,246)
   Net realized gain (loss)              341,660      (8,022)    5,492,631     1,006,190      13,729,611     2,166,363
   Change in unrealized gains
      (losses) on investments           (177,894)    177,894     3,258,903    11,120,473       2,573,451    10,417,186
                                     -----------  ----------   -----------   -----------    ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                 153,015     159,461     9,553,331    11,589,286      14,962,844    11,377,303
                                     -----------  ----------   -----------   -----------    ------------  ------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 7,732       9,203       120,683       409,673         421,257     1,499,421
   Transfers from other funding
      options                                 58   2,326,372     6,159,890     6,722,454       5,047,027     8,565,694
   Contract charges                           (8)       (651)      (10,457)      (10,894)        (23,486)      (25,403)
   Contract surrenders                   (23,335)    (54,075)   (4,048,845)   (2,774,339)     (9,833,403)   (6,000,146)
   Transfers to other funding
      options                         (2,400,590)   (167,470)   (4,168,455)   (2,782,618)     (8,327,080)   (6,545,963)
   Other receipts (payments)                  --      (9,712)     (628,154)     (401,035)     (1,443,145)   (1,118,190)
                                     -----------  ----------   -----------   -----------    ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,416,143)  2,103,667    (2,575,338)    1,163,241     (14,158,830)   (3,624,587)
                                     -----------  ----------   -----------   -----------    ------------  ------------
      Net increase (decrease)
         in net assets                (2,263,128)  2,263,128     6,977,993    12,752,527         804,014     7,752,716
NET ASSETS:
   Beginning of period                 2,263,128          --    75,030,099    62,277,572     144,999,358   137,246,642
                                     -----------  ----------   -----------   -----------    ------------  ------------
   End of period                     $        --  $2,263,128   $82,008,092   $75,030,099    $145,803,372  $144,999,358
                                     ===========  ==========   ===========   ===========    ============  ============

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     AMERICAN FUNDS GROWTH-INCOME  CREDIT SUISSE TRUST EMERGING
                                              SUBACCOUNT                      MARKETS
                                              (CLASS 2)                     SUBACCOUNT
                                     ----------------------------  ----------------------------
                                         2007            2006         2007 (a)         2006
                                     -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:                      $   (300,659) $   (161,422)   $    (6,506)   $  (12,035)
   Net investment income (loss)          8,451,595     5,040,742        689,389       124,232
   Net realized gain (loss)
   Change in unrealized gains
      (losses) on investments           (3,305,585)   11,713,035       (621,547)      223,544
                                      ------------  ------------    -----------    ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 4,845,351    16,592,355         61,336       335,741
                                      ------------  ------------    -----------    ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 198,509       921,532             26           504
   Transfers from other funding
      options                            4,755,283     7,354,412         10,069       244,566
   Contract charges                        (24,240)      (26,003)           (11)         (431)
   Contract surrenders                  (8,192,287)   (5,424,955)       (39,284)      (37,220)
   Transfers to other funding
      options                           (5,659,861)   (5,482,565)    (1,422,604)     (230,163)
   Other receipts (payments)            (1,636,409)   (1,738,105)            --            --
                                      ------------  ------------    -----------    ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (10,559,005)   (4,395,684)    (1,451,804)      (22,744)
                                      ------------  ------------    -----------    ----------
      Net increase (decrease)
         in net assets                  (5,713,654)   12,196,671     (1,390,468)      312,997
NET ASSETS:
   Beginning of period                 140,082,862   127,886,191      1,390,468     1,077,471
                                      ------------  ------------    -----------    ----------
   End of period                      $134,369,208  $140,082,862    $        --    $1,390,468
                                      ============  ============    ===========    ==========

                                     DREYFUS VIF APPRECIATION  DREYFUS VIF DEVELOPING LEADERS
                                            SUBACCOUNT                   SUBACCOUNT
                                         (INITIAL SHARES)             (INITIAL SHARES)
                                     ------------------------  ------------------------------
                                          2007        2006          2007            2006
                                     ------------  ----------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:                      $      367   $      603    $   (28,258)   $  (50,527)
   Net investment income (loss)           80,794       52,335        471,128       453,364
   Net realized gain (loss)
   Change in unrealized gains             (9,453)     148,018       (887,438)     (311,631)
      (losses) on investments
                                      ----------   ----------    -----------    ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  71,708      200,956       (444,568)       91,206
                                      ----------   ----------    -----------    ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 1,646       14,660          6,114        12,644
   Transfers from other funding
      options                              9,464       23,825         42,744        65,912
   Contract charges                         (631)        (728)        (1,787)       (2,111)
   Contract surrenders                  (176,020)     (74,305)      (257,584)     (481,071)
   Transfers to other funding
      options                           (118,778)    (236,691)      (569,390)     (389,766)
   Other receipts (payments)             (16,109)          --         (9,320)      (20,305)
                                      ----------   ----------    -----------    ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (300,428)    (273,239)      (789,223)     (814,697)
                                      ----------   ----------    -----------    ----------
      Net increase (decrease)
         in net assets                  (228,720)     (72,283)    (1,233,791)     (723,491)
NET ASSETS:
   Beginning of period                 1,491,614    1,563,897      4,249,217     4,972,708
                                      ----------   ----------    -----------    ----------
   End of period                      $1,262,894   $1,491,614    $ 3,015,426    $4,249,217
                                      ==========   ==========    ===========    ==========

   The accompanying notes are an integral part of these financial statements.

                                              DWS VIT SMALL CAP INDEX   FIDELITY VIP CONTRAFUND   FIDELITY VIP CONTRAFUND
                                                     SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                                      (CLASS A)            (SERVICE CLASS 2)         (SERVICE CLASS)
                                             -------------------------  -----------------------  ------------------------
                                               2007 (a)       2006         2007         2006          2007        2006
                                             -----------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)              $    21,451   $  (51,467)  $   (69,844) $  (45,301) $  (241,851) $  (140,048)
   Net realized gain (loss)                    2,111,953      781,948     2,537,602   1,099,291    8,903,782    3,094,691
   Change in unrealized gains (losses) on
      investments                             (1,840,818)     207,724    (1,316,670)   (298,571)  (4,120,638)    (295,013)
                                             -----------  -----------   -----------  ----------  -----------  -----------
      Net increase (decrease) in net assets
         resulting from operations               292,586      938,205     1,151,088     755,419    4,541,293    2,659,630
                                             -----------  -----------   -----------  ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                          --           --        14,758      28,723      109,242      517,237
   Transfers from other funding options           63,376      217,857       744,995     478,236    3,405,316    3,971,073
   Contract charges                                  (42)      (1,107)       (2,666)     (2,990)      (7,120)      (7,708)
   Contract surrenders                          (354,523)  (1,697,021)     (640,769)   (459,207)  (2,350,233)  (2,034,447)
   Transfers to other funding options         (6,029,021)     (19,889)   (1,672,469)   (834,393)  (1,847,082)  (1,895,593)
   Other receipts (payments)                     (27,987)     (28,837)      (28,275)    (59,405)    (426,623)    (169,077)
                                             -----------  -----------   -----------  ----------  -----------  -----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                         (6,348,197)  (1,528,997)   (1,584,426)   (849,036)  (1,116,500)     381,485
                                             -----------  -----------   -----------  ----------  -----------  -----------
      Net increase (decrease) in net assets   (6,055,611)    (590,792)     (433,338)    (93,617)   3,424,793    3,041,115
NET ASSETS:
   Beginning of period                         6,055,611    6,646,403     8,145,369   8,238,986   29,608,425   26,567,310
                                             -----------  -----------   -----------  ----------  -----------  -----------
   End of period                             $        --  $ 6,055,611   $ 7,712,031  $8,145,369  $33,033,218  $29,608,425
                                             ===========  ===========   ===========  ==========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             FIDELITY VIP DYNAMIC CAPITAL                            FTVIPT FRANKLIN INCOME
                                                     APPRECIATION            FIDELITY VIP MID CAP          SECURITIES
                                                      SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                                                  (SERVICE CLASS 2)           (SERVICE CLASS 2)            (CLASS 2)
                                             ----------------------------  ------------------------  ----------------------
                                                    2007        2006           2007        2006         2007        2006
                                                 ---------    --------     -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)                  $  (3,701)   $ (3,677)    $  (226,270) $  (272,607) $  110,387  $   42,659
   Net realized gain (loss)                         81,841      16,609       2,738,374    2,943,193      90,512      29,401
   Change in unrealized gains (losses) on
      investments                                  (52,862)     21,266         (50,615)    (863,507)   (130,043)    437,048
                                                 ---------    --------     -----------  -----------  ----------  ----------
      Net increase (decrease) in net assets
         resulting from operations                  25,278      34,198       2,461,489    1,807,079      70,856     509,108
                                                 ---------    --------     -----------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                         2,510         889          45,210      238,618      30,886      59,868
   Transfers from other funding options             34,933         382       1,548,580    3,774,074   3,317,665   3,364,452
   Contract charges                                   (128)       (174)         (4,077)      (4,624)     (1,270)       (654)
   Contract surrenders                              (9,022)     (4,547)     (1,129,344)  (1,216,748)   (353,637)   (345,502)
   Transfers to other funding options             (168,169)    (32,322)     (2,835,220)  (2,602,443)   (304,805)   (411,416)
   Other receipts (payments)                        (9,667)         --        (358,677)    (133,424)   (125,353)         --
                                                 ---------    --------     -----------  -----------  ----------  ----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                             (149,543)    (35,772)     (2,733,528)      55,453   2,563,486   2,666,748
                                                 ---------    --------     -----------  -----------  ----------  ----------
      Net increase (decrease) in net assets       (124,265)     (1,574)       (272,039)   1,862,532   2,634,342   3,175,856
NET ASSETS:
   Beginning of period                             299,520     301,094      18,831,305   16,968,773   5,170,453   1,994,597
                                                 ---------    --------     -----------  -----------  ----------  ----------
   End of period                                 $ 175,255    $299,520     $18,559,266  $18,831,305  $7,804,795  $5,170,453
                                                 =========    ========     ===========  ===========  ==========  ==========

                                             FTVIPT FRANKLIN SMALL-MID CAP
                                                   GROWTH SECURITIES
                                                       SUBACCOUNT
                                                       (CLASS 2)
                                             -----------------------------
                                                   2007         2006
                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)                $  (148,674) $  (156,681)
   Net realized gain (loss)                        828,292       18,809
   Change in unrealized gains (losses) on
      investments                                  175,254      782,805
                                               -----------  -----------
      Net increase (decrease) in net assets
         resulting from operations                 854,872      644,933
                                               -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                         1,365          630
   Transfers from other funding options            324,973      162,731
   Contract charges                                 (3,040)      (3,471)
   Contract surrenders                            (591,941)    (652,846)
   Transfers to other funding options             (811,951)  (1,033,407)
   Other receipts (payments)                       (13,711)    (105,129)
                                               -----------  -----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                           (1,094,305)  (1,631,492)
                                               -----------  -----------
      Net increase (decrease) in net assets       (239,433)    (986,559)
NET ASSETS:
   Beginning of period                           9,146,421   10,132,980
                                               -----------  -----------
   End of period                               $ 8,906,988  $ 9,146,421
                                               ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                     FTVIPT TEMPLETON DEVELOPING      FTVIPT TEMPLETON
                                          MARKETS SECURITIES         FOREIGN SECURITIES     JANUS ASPEN GLOBAL LIFE SCIENCES
                                              SUBACCOUNT                 SUBACCOUNT                    SUBACCOUNT
                                               (CLASS 2)                  (CLASS 2)                 (SERVICE SHARES)
                                     --------------------------  -------------------------  ---------------------------------
                                         2007           2006        2007          2006            2007             2006
                                      -----------   -----------  -----------   -----------     ----------       ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $    63,986   $   (57,715) $   103,948   $  (116,911)    $  (24,376)      $  (25,181)
   Net realized gain (loss)             2,696,612       615,069    2,860,182       604,700         47,205           57,798
   Change in unrealized gains
      (losses) on investments              22,846     1,592,210    1,091,800     4,466,599        264,707           56,082
                                      -----------   -----------  -----------   -----------     ----------       ----------
      Net increase (decrease)
         in net assets resulting
         from operations                2,783,444     2,149,564    4,055,930     4,954,388        287,536           88,699
                                      -----------   -----------  -----------   -----------     ----------       ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 50,841       265,004       79,004       480,752          1,063            3,467
   Transfers from other funding
      options                           7,111,319     5,207,757    2,366,798     5,235,525         60,383           32,939
   Contract charges                        (1,641)       (1,504)      (5,878)       (6,267)        (1,153)          (1,314)
   Contract surrenders                   (621,869)     (238,377)  (1,950,676)   (1,276,021)       (50,947)        (181,257)
   Transfers to other funding
      options                          (6,706,695)   (2,836,338)  (2,484,992)   (1,768,738)       (86,234)         (59,083)
   Other receipts (payments)             (112,021)       (4,503)    (330,744)      (61,477)            --          (70,260)
                                      -----------   -----------  -----------   -----------     ----------       ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (280,066)    2,392,039   (2,326,488)    2,603,774        (76,888)        (275,508)
                                      -----------   -----------  -----------   -----------     ----------       ----------
      Net increase (decrease)
         in net assets                  2,503,378     4,541,603    1,729,442     7,558,162        210,648         (186,809)
NET ASSETS:
   Beginning of period                 11,490,493     6,948,890   31,284,336    23,726,174      1,474,183        1,660,992
                                      -----------   -----------  -----------   -----------     ----------       ----------
   End of period                      $13,993,871   $11,490,493  $33,013,778   $31,284,336     $1,684,831       $1,474,183
                                      ===========   ===========  ===========   ===========     ==========       ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     JANUS ASPEN GLOBAL TECHNOLOGY  JANUS ASPEN MID CAP GROWTH  JANUS ASPEN WORLDWIDE GROWTH
                                              SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                           (SERVICE SHARES)              (SERVICE SHARES)             (SERVICE SHARES)
                                     -----------------------------  --------------------------  ----------------------------
                                          2007           2006           2007          2006          2007           2006
                                     -------------   -------------  ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $(10,692)     $  (13,874)    $ (103,878)   $ (102,020)   $  (25,334)    $    3,343
   Net realized gain (loss)              (66,650)        (84,276)       351,540       333,025       191,430         58,472
   Change in unrealized gains
      (losses) on investments            246,018         157,568        984,829       442,517        38,601        333,828
                                        --------      ----------     ----------    ----------    ----------     ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 168,676          59,418      1,232,491       673,522       204,697        395,643
                                        --------      ----------     ----------    ----------    ----------     ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 5,529           1,369          3,955         3,349         4,816          1,155
   Transfers from other funding
      options                             30,302          22,151        457,557       648,955       326,995         27,178
   Contract charges                         (802)           (862)        (2,186)       (2,431)       (2,069)        (2,127)
   Contract surrenders                   163,985)        (90,852)      (545,513)     (462,198)     (399,326)      (281,617)
   Transfers to other funding
      options                            (55,527)        (69,643)      (265,074)     (847,251)     (339,956)       (57,503)
   Other receipts (payments)                  --          (3,337)       (56,216)     (190,848)      (10,420)       (57,540)
                                        --------      ----------     ----------    ----------    ----------     ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (184,483)       (141,174)      (407,477)     (850,424)     (419,960)      (370,454)
                                        --------      ----------     ----------    ----------    ----------     ----------
      Net increase (decrease)
         in net assets                   (15,807)        (81,756)       825,014      (176,902)     (215,263)        25,189
NET ASSETS:
   Beginning of period                   936,009       1,017,765      6,407,903     6,584,805     2,741,407      2,716,218
                                        --------      ----------     ----------    ----------    ----------     ----------
   End of period                        $920,202      $  936,009     $7,232,917    $6,407,903    $2,526,144     $2,741,407
                                        ========      ==========     ==========    ==========    ==========     ==========

                                      LMPIS PREMIER SELECTIONS
                                           ALL CAP GROWTH
                                             SUBACCOUNT
                                     -------------------------
                                       2007 (a)       2006
                                     -----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (6,586)  $  (24,388)
   Net realized gain (loss)              354,077       91,543
   Change in unrealized gains
      (losses) on investments           (257,463)      13,763
                                     -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  90,028       80,918
                                     -----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    --           --
   Transfers from other funding
      options                             18,005       50,103
   Contract charges                           (4)        (332)
   Contract surrenders                   (33,370)    (192,236)
   Transfers to other funding
      options                         (1,544,460)     (42,221)
   Other receipts (payments)                 (40)          --
                                     -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,559,869)    (184,686)
                                     -----------   ----------
      Net increase (decrease)
         in net assets                (1,469,841)    (103,768)
NET ASSETS:
   Beginning of period                 1,469,841    1,573,609
                                     -----------   ----------
   End of period                     $        --   $1,469,841
                                     ===========   ==========

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET AGGRESSIVE GROWTH    LMPVET APPRECIATION      LMPVET APPRECIATION
                                             SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                              (CLASS I)               (CLASS I)               (CLASS II)
                                     ------------------------  ------------------------  --------------------
                                         2007         2006         2007         2006         2007 (c)  2006
                                     -----------  -----------  -----------  -----------    ----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $(1,092,315) $(1,180,966) $  (166,600) $  (142,076)   $   17,454   $--
   Net realized gain (loss)            3,883,506    2,295,344    3,095,390    1,366,018       232,911    --
   Change in unrealized gains
      (losses) on investments         (2,720,944)   3,807,430   (1,097,634)   2,089,056      (208,569)   --
                                     -----------  -----------  -----------  -----------    ----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                  70,247    4,921,808    1,831,156    3,312,998        41,796    --
                                     -----------  -----------  -----------  -----------    ----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                45,112      375,790           --       73,862            --    --
   Transfers from other funding
      options                          3,826,695    2,407,761      848,654      740,820     3,179,176    --
   Contract charges                      (23,079)     (27,709)      (7,085)      (8,085)           --    --
   Contract surrenders                (6,773,717)  (4,493,504)  (1,282,842)  (1,584,443)      (17,331)   --
   Transfers to other funding
      options                         (5,923,481)  (6,648,825)    (900,512)  (1,095,514)      (48,631)   --
   Other receipts (payments)          (1,057,936)    (762,910)    (747,307)    (245,819)           --    --
                                     -----------  -----------  -----------  -----------    ----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (9,906,406)  (9,149,397)  (2,089,092)  (2,119,179)    3,113,214    --
                                     -----------  -----------  -----------  -----------    ----------   ---
      Net increase (decrease)
         in net assets                (9,836,159)  (4,227,589)    (257,936)   1,193,819     3,155,010    --
NET ASSETS:
   Beginning of period                70,691,560   74,919,149   27,954,469   26,760,650            --    --
                                     -----------  -----------  -----------  -----------    ----------   ---
   End of period                     $60,855,401  $70,691,560  $27,696,533  $27,954,469    $3,155,010   $--
                                     ===========  ===========  ===========  ===========    ==========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                                              LMPVET EQUITY INDEX
                                           LMPVET CAPITAL      LMPVET DIVIDEND STRATEGY            SUBACCOUNT
                                             SUBACCOUNT              SUBACCOUNT                     (CLASS I)
                                     ------------------------  ------------------------  ----------------------------
                                         2007         2006          2007       2006           2007           2006
                                     -----------  -----------   ----------  ----------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (471,388) $  (424,093)  $    4,735  $    3,974  $ (11,153,308) $ (12,811,790)
   Net realized gain (loss)            2,763,546    2,567,914       20,803      41,074     79,367,982     27,011,429
   Change in unrealized gains
      (losses) on investments         (2,206,615)   1,504,612       40,654     152,388    (48,085,969)    81,527,003
                                     -----------  -----------   ----------  ----------  -------------  -------------
      Net increase (decrease)
         in net assets resulting
         from operations                  85,543    3,648,433       66,192     197,436     20,128,705     95,726,642
                                     -----------  -----------   ----------  ----------  -------------  -------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 2,129      698,709        5,498          --      6,885,694      6,425,527
   Transfers from other funding
      options                            200,448      596,208      231,352     125,103      1,948,037        453,122
   Contract charges                       (7,068)      (8,399)        (334)       (408)      (199,452)      (259,040)
   Contract surrenders                (2,312,813)  (1,403,196)     (53,226)    (42,986)   (56,998,095)   (59,389,299)
   Transfers to other funding
      options                         (2,659,656)  (3,701,520)     (49,252)   (372,185)  (173,368,126)   (59,909,348)
   Other receipts (payments)            (131,768)    (976,090)          --     (32,135)    (9,911,375)   (11,545,128)
                                     -----------  -----------   ----------  ----------  -------------  -------------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (4,908,728)  (4,794,288)     134,038    (322,611)  (231,643,317)  (124,224,166)
                                     -----------  -----------   ----------  ----------  -------------  -------------
      Net increase (decrease)
         in net assets                (4,823,185)  (1,145,855)     200,230    (125,175)  (211,514,612)   (28,497,524)
NET ASSETS:
   Beginning of period                33,725,323   34,871,178    1,316,244   1,441,419    846,950,350    875,447,874
                                     -----------  -----------   ----------  ----------  -------------  -------------
   End of period                     $28,902,138  $33,725,323   $1,516,474  $1,316,244  $ 635,435,738  $ 846,950,350
                                     ===========  ===========   ==========  ==========  =============  =============

                                        LMPVET EQUITY INDEX
                                            SUBACCOUNT
                                            (CLASS II)
                                     ------------------------
                                        2007          2006
                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $     4,248  $   (48,244)
   Net realized gain (loss)            1,774,340      674,724
   Change in unrealized gains
      (losses) on investments           (916,617)   2,472,632
                                     -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 861,971    3,099,112
                                     -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                14,376       34,733
   Transfers from other funding
      options                            510,900      691,713
   Contract charges                       (5,665)      (6,257)
   Contract surrenders                (1,640,747)  (1,642,502)
   Transfers to other funding
      options                         (1,534,355)  (1,500,092)
   Other receipts (payments)            (329,892)     (93,852)
                                     -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,985,383)  (2,516,257)
                                     -----------  -----------
      Net increase (decrease)
         in net assets                (2,123,412)     582,855
NET ASSETS:
   Beginning of period                25,003,966   24,421,111
                                     -----------  -----------
   End of period                     $22,880,554  $25,003,966
                                     ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                          LMPVET FUNDAMENTAL                               LMPVET INTERNATIONAL
                                           VALUE SUBACCOUNT      LMPVET GLOBAL EQUITY      ALL CAP OPPORTUNITY
                                              (CLASS I)               SUBACCOUNT                SUBACCOUNT
                                      ------------------------  -----------------------  -----------------------
                                         2007          2006        2007         2006         2007        2006
                                      -----------  -----------  ----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (196,185) $   (31,239) $ (120,208) $   (65,915) $   (36,725) $   33,383
   Net realized gain (loss)             4,135,538    2,662,699     651,112      525,027    3,229,857     407,940
   Change in unrealized gains
      (losses) on investments          (5,123,022)   3,519,703    (266,850)     712,162   (2,905,221)    782,613
                                      -----------  -----------  ----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations               (1,183,669)   6,151,163     264,054    1,171,274      287,911   1,223,936
                                      -----------  -----------  ----------  -----------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 36,292       67,080          --       85,277           --          --
   Transfers from other funding
      options                          26,221,729      753,840     320,513      649,278      178,807     150,442
   Contract charges                       (18,582)     (14,249)     (1,933)      (2,111)      (2,020)     (2,335)
   Contract surrenders                 (3,909,310)  (3,215,113)   (598,855)    (227,945)    (494,756)   (386,787)
   Transfers to other funding
      options                          (4,626,886)  (4,038,715)   (211,890)  (1,255,049)    (204,364)   (301,498)
   Other receipts (payments)           (1,061,807)    (261,561)    (52,349)          --     (173,640)    (85,369)
                                      -----------  -----------  ----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    16,641,436   (6,708,718)   (544,514)    (750,550)    (695,973)   (625,547)
                                      -----------  -----------  ----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets                 15,457,767     (557,555)   (280,460)     420,724     (408,062)    598,389
NET ASSETS:
   Beginning of period                 44,554,163   45,111,718   9,469,482    9,048,758    6,063,247   5,464,858
                                      -----------  -----------  ----------  -----------  -----------  ----------
   End of period                      $60,011,930  $44,554,163  $9,189,022  $ 9,469,482  $ 5,655,185  $6,063,247
                                      ===========  ===========  ==========  ===========  ===========  ==========

(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period May 1, 2006 December 31, 2006.

(c) For the period April 30, 2007 to December 31, 2007.

(d) For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                           LMPVET INVESTORS         LMPVET LARGE CAP           LMPVET MID CAP
                                              SUBACCOUNT            GROWTH SUBACCOUNT          CORE SUBACCOUNT
                                              (CLASS I)                 (CLASS I)                 (CLASS I)
                                      ------------------------  ------------------------  ------------------------
                                          2007         2006        2007          2006         2007        2006
                                      -----------  -----------  ----------   -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   (23,890) $      (177) $  (509,861) $  (495,261) $  (220,087) $  (199,394)
   Net realized gain (loss)             1,287,363      864,748      743,874       60,992    3,782,178    2,861,458
   Change in unrealized gains
      (losses) on investments          (1,368,634)   1,076,051    1,024,404    1,295,539   (2,434,750)    (368,149)
                                      -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (105,161)   1,940,622    1,258,417      861,270    1,127,341    2,293,915
                                      -----------  -----------  -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  4,126       10,558        7,211      103,190          410          885
   Transfers from other funding
      options                          17,829,502      187,240    1,556,566      715,240       57,330      142,826
   Contract charges                        (6,507)      (3,618)     (10,321)     (11,891)      (5,486)      (6,346)
   Contract surrenders                 (1,715,169)    (682,155)  (3,510,320)  (2,654,928)  (1,782,729)  (1,331,158)
   Transfers to other funding
      options                          (1,359,761)  (2,192,132)  (2,352,961)  (2,361,650)  (1,457,294)  (2,156,663)
   Other receipts (payments)             (291,769)    (160,599)    (490,984)    (337,770)    (384,803)    (105,252)
                                      -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    14,460,422   (2,840,706)  (4,800,809)  (4,547,809)  (3,572,572)  (3,455,708)
                                      -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                 14,355,261     (900,084)  (3,542,392)  (3,686,539)  (2,445,231)  (1,161,793)
NET ASSETS:
   Beginning of period                 12,941,103   13,841,187   34,778,783   38,465,322   18,528,415   19,690,208
                                      -----------  -----------  -----------  -----------  -----------  -----------
   End of period                      $27,296,364  $12,941,103  $31,236,391  $34,778,783  $16,083,184  $18,528,415
                                      ===========  ===========  ===========  ===========  ===========  ===========


                                          LMPVET MULTIPLE
                                        DISCIPLINE LARGE CAP
                                          GROWTH AND VALUE
                                             SUBACCOUNT
                                      -----------------------
                                        2007 (d)      2006
                                      -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   (34,553) $  (37,043)
   Net realized gain (loss)               750,438     164,035
   Change in unrealized gains
      (losses) on investments            (603,535)    274,107
                                      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  112,350     401,099
                                      -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    115      25,446
   Transfers from other funding
      options                             227,196     249,587
   Contract charges                        (1,043)     (1,256)
   Contract surrenders                 (1,197,609)   (212,985)
   Transfers to other funding
      options                          (3,222,920)   (173,578)
   Other receipts (payments)              (14,377)    (73,894)
                                      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (4,208,638)   (186,680)
                                      -----------  ----------
      Net increase (decrease)
         in net assets                 (4,096,288)    214,419
NET ASSETS:
   Beginning of period                  4,096,288   3,881,869
                                      -----------  ----------
   End of period                      $        --  $4,096,288
                                      ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                         LMPVET SMALL CAP GROWTH                                LMPVPI ALL CAP
                                               SUBACCOUNT         LMPVET SOCIAL AWARENESS         SUBACCOUNT
                                               (CLASS I)                 SUBACCOUNT                (CLASS I)
                                         -----------------------  -----------------------  -------------------------
                                            2007         2006         2007        2006       2007 (a)       2006
                                         ----------  -----------  -----------   ---------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $ (154,511)  $ (127,068)   $   (21)       $--     $    (54,728) $   (71,967)
   Net realized gain (loss)                 950,648      629,034        (76)        --        7,252,550    1,811,677
   Change in unrealized gains
      (losses) on investments              (154,658)     292,926         --         --       (5,988,433)   2,133,637
                                         ----------   ----------    -------        ---     ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                    641,479      794,892        (97)        --        1,209,389    3,873,347
                                         ----------   ----------    -------        ---     ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    2,032       15,110         --         --            4,693       12,472
   Transfers from other funding
      options                             2,988,142      802,087      5,000         --          172,119      508,650
   Contract charges                          (2,475)      (2,411)        --         --              (23)      (7,474)
   Contract surrenders                     (874,585)    (590,452)        --         --         (595,924)  (1,870,383)
   Transfers to other funding
      options                              (594,120)    (973,840)    (4,903)        --      (26,408,145)  (1,715,338)
   Other receipts (payments)                (94,989)    (150,512)        --         --          (45,465)    (329,972)
                                         ----------   ----------    -------        ---     ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       1,424,005     (900,018)        97         --      (26,872,745)  (3,402,045)
                                         ----------   ----------    -------        ---     ------------  -----------
      Net increase (decrease)
         in net assets                    2,065,484     (105,126)        --         --      (25,663,356)     471,302
NET ASSETS:
   Beginning of period                    7,709,757    7,814,883         --         --       25,663,356   25,192,054
                                         ----------   ----------    -------        ---     ------------  -----------
   End of period                         $9,775,241   $7,709,757    $    --        $--     $         --  $25,663,356
                                         ==========   ==========    =======        ===     ============  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                         LMPVPII GROWTH AND INCOME  LMPVPV SMALL CAP GROWTH
                                                SUBACCOUNT               OPPORTUNITIES
                                                (CLASS I)                 SUBACCOUNT
                                         -------------------------  -----------------------
                                          2007 (a)        2006        2007 (a)      2006
                                         ----------  -------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $  (3,593)  $    (9,542)  $   (15,341) $  (51,709)
   Net realized gain (loss)                 234,558        30,414       553,756     329,899
   Change in unrealized gains
      (losses) on investments              (198,799)       52,758      (354,479)     32,596
                                          ---------   -----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                     32,166        73,630       183,936     310,786
                                          ---------   -----------   -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    2,075            --            --      57,921
   Transfers from other funding
      options                                   240        18,994        10,739     267,439
   Contract charges                              --          (130)           (9)       (539)
   Contract surrenders                      (11,789)      (49,558)      (28,048)   (354,815)
   Transfers to other funding
      options                              (768,483)      (35,753)   (2,951,034)   (554,184)
   Other receipts (payments)                     --       (13,267)         (164)    (47,274)
                                          ---------   -----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        (777,957)      (79,714)   (2,968,516)   (631,452)
                                          ---------   -----------   -----------  ----------
      Net increase (decrease)
         in net assets                     (745,791)       (6,084)   (2,784,580)   (320,666)
NET ASSETS:
   Beginning of period                      745,791       751,875     2,784,580   3,105,246
                                          ---------   -----------   -----------  ----------
   End of period                          $      --   $   745,791   $        --  $2,784,580
                                          =========   ===========   ===========  ==========

                                         LMPVPI LARGE CAP GROWTH  LMPVPII AGGRESSIVE GROWTH
                                                SUBACCOUNT               SUBACCOUNT
                                                (CLASS I)                (CLASS I)
                                         -----------------------  -------------------------
                                           2007 (a)      2006      2007 (a)        2006
                                         ----------  -----------  ----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $  (2,647)  $ (12,081)   $  (4,786)  $  (18,993)
   Net realized gain (loss)                 116,109      21,384      297,738      125,469
   Change in unrealized gains
      (losses) on investments               (92,006)    (22,942)    (260,204)     (21,299)
                                          ---------   ---------    ---------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                     21,456     (13,639)      32,748       85,177
                                          ---------   ---------    ---------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    1,046         955        7,770       13,138
   Transfers from other funding
      options                                 5,142     102,829        2,932       49,668
   Contract charges                              --        (104)          --         (368)
   Contract surrenders                       (2,611)    (48,383)      (3,337)     (46,798)
   Transfers to other funding
      options                              (658,704)   (356,598)    (987,801)    (497,249)
   Other receipts (payments)                     --          --           --           --
                                          ---------   ---------    ---------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        (655,127)   (301,301)    (980,436)    (481,609)
                                          ---------   ---------    ---------   ----------
      Net increase (decrease)
         in net assets                     (633,671)   (314,940)    (947,688)    (396,432)
NET ASSETS:
   Beginning of period                      633,671     948,611      947,688    1,344,120
                                          ---------   ---------    ---------   ----------
   End of period                          $      --   $ 633,671    $      --   $  947,688
                                          =========   =========    =========   ==========

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET CAPITAL AND INCOME                                 LMPVIT DIVERSIFIED STRATEGIC
                                             SUBACCOUNT         LMPVIT ADJUSTABLE RATE INCOME             INCOME
                                            (CLASS II)                   SUBACCOUNT                     SUBACCOUNT
                                     -------------------------  -----------------------------  ----------------------------
                                          2007         2006           2007           2006           2007           2006
                                     ------------  -----------  ---------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (192,956)  $   (72,400)    $   94,601     $  107,489    $   440,418    $   650,415
   Net realized gain (loss)            4,864,112     1,212,466         (2,747)        (3,106)      (118,406)       (76,748)
   Change in unrealized gains
      (losses) on investments         (3,672,849)    1,128,726       (103,054)       (22,146)      (256,820)       (25,278)
                                     -----------   -----------     ----------     ----------    -----------    -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 998,307     2,268,792        (11,200)        82,237         65,192        548,389
                                     -----------   -----------     ----------     ----------    -----------    -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               179,553       786,754             --         47,812          4,725              1
   Transfers from other funding
      options                            419,262     1,175,735        252,733        642,551         71,139         71,918
   Contract charges                       (5,073)       (5,902)          (505)          (560)        (3,050)        (3,628)
   Contract surrenders                (1,868,984)   (1,215,733)      (199,261)      (238,822)      (860,005)      (861,788)
   Transfers to other funding
      options                           (909,622)   (1,848,410)      (562,019)      (584,090)    (1,533,028)    (1,263,435)
   Other receipts (payments)            (753,734)      (44,994)        (8,824)            --       (612,080)       (70,775)
                                     -----------   -----------     ----------     ----------    -----------    -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,938,598)   (1,152,550)      (517,876)      (133,109)    (2,932,299)    (2,127,707)
                                     -----------   -----------     ----------     ----------    -----------    -----------
      Net increase (decrease)
         in net assets                (1,940,291)    1,116,242       (529,076)       (50,872)    (2,867,107)    (1,579,318)
NET ASSETS:
   Beginning of period                28,520,030    27,403,788      3,811,062      3,861,934     15,042,119     16,621,437
                                     -----------   -----------     ----------     ----------    -----------    -----------
   End of period                     $26,579,739   $28,520,030     $3,281,986     $3,811,062    $12,175,012    $15,042,119
                                     ===========   ===========     ==========     ==========    ===========    ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                        LMPVIT HIGH INCOME        LMPVIT MONEY MARKET
                                            SUBACCOUNT                SUBACCOUNT
                                     ------------------------  -------------------------
                                         2007         2006         2007         2006
                                     -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ 1,307,168  $ 1,204,163  $  1,032,029  $   884,399
   Net realized gain (loss)              (82,675)     (97,184)           --           --
   Change in unrealized gains
      (losses) on investments         (1,459,941)     674,216            --           --
                                     -----------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (23,448)   1,781,195     1,032,029      884,399
                                     -----------  -----------  ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   302       54,489            --       26,285
   Transfers from other funding
      options                            573,693      695,548    24,610,607   16,202,588
   Contract charges                       (3,908)      (4,607)       (7,555)      (7,597)
   Contract surrenders                (1,203,507)    (882,096)  (10,396,091)  (3,638,049)
   Transfers to other funding
      options                         (1,067,967)  (1,999,880)  (11,597,443)  (7,942,293)
   Other receipts (payments)            (411,646)    (295,120)   (1,003,298)    (190,016)
                                     -----------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,113,033)  (2,431,666)    1,606,220    4,450,918
                                     -----------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets                (2,348,481)    (650,471)    2,638,249    5,335,317
NET ASSETS:
   Beginning of period                20,306,652   20,957,123    31,769,355   26,434,038
                                     -----------  -----------  ------------  -----------
   End of period                     $17,958,171  $20,306,652  $ 34,407,604  $31,769,355
                                     ===========  ===========  ============  ===========

                                                                LORD ABBETT GROWTH AND INCOME
                                      LMPVPIII LARGE CAP VALUE           SUBACCOUNT
                                             SUBACCOUNT                  (CLASS VC)
                                     -------------------------  -----------------------------
                                        2007 (a)       2006         2007 (a)        2006
                                     ------------  -----------  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (21,688) $   (56,206)  $   (51,578)    $  (36,481)
   Net realized gain (loss)             3,170,622      488,063     1,486,632        361,537
   Change in unrealized gains
      (losses) on investments          (2,273,194)   2,202,086    (1,091,220)       833,622
                                     ------------  -----------   -----------     ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  875,740    2,633,943       343,834      1,158,678
                                     ------------  -----------   -----------     ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                     --        4,416         4,473        150,997
   Transfers from other funding
      options                              24,816      267,061       138,705      1,354,939
   Contract charges                           (27)      (4,117)           (8)        (1,816)
   Contract surrenders                   (599,946)  (1,151,292)     (162,535)      (429,239)
   Transfers to other funding
      options                         (17,975,276)    (871,894)   (9,365,033)      (311,825)
   Other receipts (payments)             (109,616)    (109,787)     (138,886)        (7,255)
                                     ------------  -----------   -----------     ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (18,660,049)  (1,865,613)   (9,523,284)       755,801
                                     ------------  -----------   -----------     ----------
      Net increase (decrease)
         in net assets                (17,784,309)     768,330    (9,179,450)     1,914,479
NET ASSETS:
   Beginning of period                 17,784,309   17,015,979     9,179,450      7,264,971
                                     ------------  -----------   -----------     ----------
   End of period                     $         --  $17,784,309   $        --     $9,179,450
                                     ============  ===========   ===========     ==========

   The accompanying notes are an integral part of these financial statements.

                                                                           MIST BATTERYMARCH
                                             LORD ABBETT MID-CAP VALUE       MID-CAP STOCK      MIST BLACKROCK HIGH YIELD
                                                    SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                                     (CLASS VC)                (CLASS A)                (CLASS A)
                                             -------------------------  ----------------------  -------------------------
                                               2007 (a)        2006        2007      2006 (b)       2007      2006 (b)
                                             ------------  -----------  ----------  ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net Investment Income (loss)              $    (67,231) $  (145,967) $  (31,714) $  (28,250)  $  185,970  $  (23,239)
   Net realized gain (loss)                     2,602,143    1,127,392     293,043     (42,906)       2,779       6,048
   Change in unrealized gains (losses) on
      investments                              (1,372,756)     141,472    (159,272)    (91,154)    (164,337)    136,098
                                             ------------  -----------  ----------  ----------   ----------  ----------
      Net increase (decrease) in net assets
         resulting from operations              1,162,156    1,122,897     102,057    (162,310)      24,412     118,907
                                             ------------  -----------  ----------  ----------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                       18,653       82,899       5,249       8,133       40,573      11,678
   Transfers from other funding options           109,345      748,690     286,775   3,266,172      402,543   2,394,622
   Contract charges                                   (28)      (2,527)     (1,161)     (1,245)        (582)       (663)
   Contract surrenders                           (341,154)    (346,949)   (385,323)   (341,613)    (383,110)   (217,125)
   Transfers to other funding options         (12,764,348)  (1,470,765)    (82,904)   (197,303)    (456,281)    (51,272)
   Other receipts (payments)                      (68,590)    (150,032)    (16,031)    (51,512)     (82,514)     (6,046)
                                             ------------  -----------  ----------  ----------   ----------  ----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                         (13,046,122)  (1,138,684)   (193,395)  2,682,632     (479,371)  2,131,194
                                             ------------  -----------  ----------  ----------   ----------  ----------
      Net increase (decrease) in net assets   (11,883,966)     (15,787)    (91,338)  2,520,322     (454,959)  2,250,101
NET ASSETS:
   Beginning of period                         11,883,966   11,899,753   2,520,322          --    2,250,101          --
                                             ------------  -----------  ----------  ----------   ----------  ----------
   End of period                             $         --  $11,883,966  $2,428,984  $2,520,322   $1,795,142  $2,250,101
                                             ============  ===========  ==========  ==========   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MIST BLACKROCK LARGE-CAP CORE  MIST BLACKROCK LARGE-CAP CORE
                                                      SUBACCOUNT                      SUBACCOUNT
                                                       (CLASS E)                      (CLASS A)
                                             -----------------------------  -----------------------------
                                                 2007 (c)        2006          2007 (a)        2006 (b)
                                                ----------       ----        -----------     ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net Investment Income (loss)                 $  (83,336)       $--        $    14,182     $  (82,548)
   Net realized gain (loss)                          4,466         --            877,560        (17,626)
   Change in unrealized gains (losses) on
      investments                                   67,324         --           (526,091)       526,091
                                                ----------        ---        -----------     ----------
      Net increase (decrease) in net assets
         resulting from operations                 (11,546)        --            365,651        425,917
                                                ----------        ---        -----------     ----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                            --         --                 --        115,469
   Transfers from other funding options          8,098,866         --             71,641      8,196,385
   Contract charges                                 (2,382)        --                (11)        (2,726)
   Contract surrenders                            (515,852)        --           (393,220)      (437,796)
   Transfers to other funding options             (207,732)        --         (7,904,515)      (257,046)
   Other receipts (payments)                        (8,641)        --           (122,291)       (57,458)
                                                ----------        ---        -----------     ----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                            7,364,259         --         (8,348,396)     7,556,828
                                                ----------        ---        -----------     ----------
      Net increase (decrease) in net assets      7,352,713         --         (7,982,745)     7,982,745
NET ASSETS:
   Beginning of period                                  --         --          7,982,745             --
                                                ----------        ---        -----------     ----------
   End of period                                $7,352,713        $--        $        --     $7,982,745
                                                ==========        ===        ===========     ==========

                                                                             MIST HARRIS OAKMARK
                                             MIST DREMAN SMALL-CAP VALUE        INTERNATIONAL
                                                      SUBACCOUNT                 SUBACCOUNT
                                                       (CLASS A)                   (CLASS A)
                                             ---------------------------  ------------------------
                                                  2007       2006 (b)         2007      2006 (b)
                                               ----------   ---------     -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net Investment Income (loss)                $  (20,000)  $  (2,308)    $   (69,606) $  (83,707)
   Net realized gain (loss)                        28,052       3,373         878,686     (14,818)
   Change in unrealized gains (losses) on
      investments                                 (54,451)     58,883      (1,068,645)    871,289
                                               ----------   ---------     -----------  ----------
      Net increase (decrease) in net assets
         resulting from operations                (46,399)     59,948        (259,565)    772,764
                                               ----------   ---------     -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                       15,263       8,642          64,844      24,459
   Transfers from other funding options           990,104     899,857       2,540,376   9,090,139
   Contract charges                                  (176)        (84)         (1,956)     (1,685)
   Contract surrenders                           (173,011)    (10,280)     (1,088,449)   (506,108)
   Transfers to other funding options            (229,278)   (234,571)     (1,157,793)   (460,151)
   Other receipts (payments)                           --          --         (75,906)    (24,220)
                                               ----------   ---------     -----------  ----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                             602,902     663,564         281,116   8,122,434
                                               ----------   ---------     -----------  ----------
      Net increase (decrease) in net assets       556,503     723,512          21,551   8,895,198
NET ASSETS:
   Beginning of period                            723,512          --       8,895,198          --
                                               ----------   ---------     -----------  ----------
   End of period                               $1,280,015   $ 723,512     $ 8,916,749  $8,895,198
                                               ==========   =========     ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                        MIST LEGG MASON
                                         MIST JANUS FORTY      MIST LAZARD MID-CAP  PARTNERS MANAGED ASSETS
                                            SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                            (CLASS A)               (CLASS B)              (CLASS A)
                                     ------------------------  -------------------  -----------------------
                                         2007       2006 (b)   2007 (c)     2006      2007      2006 (b)
                                     ------------  ----------  --------  ---------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (93,716)  $  (69,131) $ (5,123)    $--     $  2,647     $ (1,659)
   Net realized gain (loss)            1,168,868      (57,153)     (297)     --       23,358          312
   Change in unrealized gains
      (losses) on investments            710,407      230,196   (52,006)     --      (13,192)      13,252
                                     -----------   ----------  --------     ---     --------     --------
      Net increase (decrease)
         in net assets resulting
         from operations               1,785,559      103,912   (57,426)     --       12,813       11,905
                                     -----------   ----------  --------     ---     --------     --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                37,328       12,502     7,509      --           --           --
   Transfers from other funding
      options                          1,531,432    7,980,913   506,736      --       42,460      240,326
   Contract charges                       (3,874)      (4,308)      (96)     --          (30)         (40)
   Contract surrenders                  (753,670)    (492,502)   (4,194)     --      (15,988)      (7,830)
   Transfers to other funding
      options                         (1,018,183)    (999,241)  (29,562)     --      (16,057)          --
   Other receipts (payments)             (41,731)          --        --      --           --           --
                                     -----------   ----------  --------     ---     --------     --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (248,698)   6,497,364   480,393      --       10,385      232,456
                                     -----------   ----------  --------     ---     --------     --------
      Net increase (decrease)
         in net assets                 1,536,861    6,601,276   422,967      --       23,198      244,361
NET ASSETS:
   Beginning of period                 6,601,276           --        --      --      244,360           --
                                     -----------   ----------  --------     ---     --------     --------
   End of period                     $ 8,138,137   $6,601,276  $422,967     $--     $267,558     $244,361
                                     ===========   ==========  ========     ===     ========     ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                           MIST LORD ABBETT
                                     MIST LORD ABBETT BOND DEBENTURE      GROWTH AND INCOME     MIST LORD ABBETT MID-CAP VALUE
                                               SUBACCOUNT                     SUBACCOUNT                  SUBACCOUNT
                                               (CLASS A)                      (CLASS B)                   (CLASS B)
                                     -------------------------------  ------------------------  ------------------------------
                                          2007           2006 (b)         2007       2006 (b)         2007            2006
                                       ----------      ----------     -----------  -----------    -----------       --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  117,507      $  (32,532)    $  (228,139) $  (185,861)   $  (143,336)      $ (3,404)
   Net realized gain (loss)                53,298           3,821       1,013,216        5,520         77,197          5,621
   Change in unrealized gains
      (losses) on investments             (13,053)        180,954        (600,676)   1,378,976     (1,129,642)        49,165
                                       ----------      ----------     -----------  -----------    -----------       --------
      Net increase (decrease)
         in net assets resulting
         from operations                  157,752         152,243         184,401    1,198,635     (1,195,781)        51,382
                                       ----------      ----------     -----------  -----------    -----------       --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  3,360           1,760          69,193       65,017          5,459             --
   Transfers from other funding
      options                             331,512       3,549,120       9,891,394   17,935,832     13,407,881        666,203
   Contract charges                        (1,054)         (1,336)         (5,298)      (4,197)        (2,493)           (38)
   Contract surrenders                   (274,147)       (235,360)     (1,854,515)    (473,350)      (870,179)        (6,983)
   Transfers to other funding
      options                            (264,538)       (210,170)     (3,174,142)  (1,131,998)      (973,172)       (91,156)
   Other receipts (payments)             (249,479)        (15,209)       (182,608)    (207,162)       (77,834)            --
                                       ----------      ----------     -----------  -----------    -----------       --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (454,346)      3,088,805       4,744,024   16,184,142     11,489,662        568,026
                                       ----------      ----------     -----------  -----------    -----------       --------
      Net increase (decrease)
         in net assets                   (296,594)      3,241,048       4,928,425   17,382,777     10,293,881        619,408
NET ASSETS:
   Beginning of period                  3,241,048              --      17,382,777           --        619,408             --
                                       ----------      ----------     -----------  -----------    -----------       --------
   End of period                       $2,944,454      $3,241,048     $22,311,202  $17,382,777    $10,913,289       $619,408
                                       ==========      ==========     ===========  ===========    ===========       ========

                                     MIST MET/AIM CAPITAL APPRECIATION
                                                 SUBACCOUNT
                                                 (CLASS A)
                                     ---------------------------------
                                            2007         2006 (b)
                                         ----------     ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $  (29,162)    $  (16,679)
   Net realized gain (loss)                  (1,205)       166,889
   Change in unrealized gains
      (losses) on investments               193,513       (198,571)
                                         ----------     ----------
      Net increase (decrease)
         in net assets resulting
         from operations                    163,146        (48,361)
                                         ----------     ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   15,468          8,964
   Transfers from other funding
      options                               143,566      2,214,495
   Contract charges                            (435)          (519)
   Contract surrenders                      (73,916)       (87,836)
   Transfers to other funding
      options                               (76,265)      (409,184)
   Other receipts (payments)                 (4,671)       (22,188)
                                         ----------     ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions           3,747      1,703,732
                                         ----------     ----------
      Net increase (decrease)
         in net assets                      166,893      1,655,371
NET ASSETS:
   Beginning of period                    1,655,371             --
                                         ----------     ----------
   End of period                         $1,822,264     $1,655,371
                                         ==========     ==========

   The accompanying notes are an integral part of these financial statements.

                                        MIST MET/AIM              MIST MFS
                                      SMALL CAP GROWTH     EMERGING MARKETS EQUITY  MIST MFS RESEARCH INTERNATIONAL
                                         SUBACCOUNT              SUBACCOUNT                   SUBACCOUNT
                                          (CLASS A)              (CLASS A)                     (CLASS B)
                                     ------------------  -------------------------  -------------------------------
                                       2007    2006 (b)    2007 (c)       2006         2007 (c)          2006
                                     --------  --------   ----------      ----        ----------         -----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (4,935) $ (1,306)  $  (14,181)      $--        $  (70,925)         $--
   Net realized gain (loss)             8,208     1,205       23,368        --            18,437           --
   Change in unrealized gains
      (losses) on investments           5,521     6,027      293,316        --           347,605           --
                                     --------  --------   ----------       ---        ----------          ---
      Net increase (decrease)
         in net assets resulting
         from operations                8,794     5,926      302,503        --           295,117           --
                                     --------  --------   ----------       ---        ----------          ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              1,127        --          310        --               620           --
   Transfers from other funding
      options                         412,011   174,091    1,548,131        --         7,630,819           --
   Contract charges                       (70)      (46)        (354)       --            (1,147)          --
   Contract surrenders                (55,938)   (1,910)     (75,435)       --          (338,088)          --
   Transfers to other funding
      options                         (20,077)  (12,986)    (267,724)       --          (498,223)          --
   Other receipts (payments)               --        --           --        --           (48,455)          --
                                     --------  --------   ----------       ---        ----------          ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   337,053   159,149    1,204,928        --         6,745,526           --
                                     --------  --------   ----------       ---        ----------          ---
      Net increase (decrease)
         in net assets                345,847   165,075    1,507,431        --         7,040,643           --
NET ASSETS:
   Beginning of period                165,075        --           --        --                --           --
                                     --------  --------   ----------       ---        ----------          ---
   End of period                     $510,922  $165,075   $1,507,431       $--        $7,040,643          $--
                                     ========  ========   ==========       ===        ==========          ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                              MIST NEUBERGER BERMAN   MIST PIMCO INFLATION
                                         MIST MFS VALUE            REAL ESTATE           PROTECTED BOND      MIST PIONEER FUND
                                           SUBACCOUNT              SUBACCOUNT              SUBACCOUNT           SUBACCOUNT
                                           (CLASS A)                (CLASS A)              (CLASS A)             (CLASS A)
                                     ----------------------  -----------------------  --------------------  ------------------
                                        2007      2006 (b)       2007      2006 (b)    2007 (c)     2006      2007    2006 (b)
                                     ----------  ----------  -----------  ----------  ----------    ----    --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (120,724) $   20,144  $   (25,399) $  (76,785) $  (76,557)    $--    $ (7,400) $ (6,383)
   Net realized gain (loss)             219,520     249,246      778,729      59,886      15,724      --       8,622     4,029
   Change in unrealized gains
      (losses) on investments           281,662     273,082   (2,011,434)  1,453,636     444,119      --      14,264    39,852
                                     ----------  ----------  -----------  ----------  ----------     ---    --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                380,458     542,472   (1,258,104)  1,436,737     383,286      --      15,486    37,498
                                     ----------  ----------  -----------  ----------  ----------     ---    --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               34,890      70,112       37,402      12,092       4,380      --         499     2,964
   Transfers from other funding
      options                         2,039,983   6,099,637    1,465,007   8,122,590   7,034,672      --     294,740   720,042
   Contract charges                      (1,037)       (661)      (2,150)     (2,449)     (1,302)     --        (217)     (248)
   Contract surrenders                 (573,899)   (261,775)    (713,712)   (274,897)   (342,670)     --     (21,183)  (42,362)
   Transfers to other funding
      options                          (719,771)   (227,608)  (3,324,541)   (518,844)   (499,485)     --     (61,023)   (2,506)
   Other receipts (payments)                 --      (7,506)        (278)    (51,737)    (33,808)     --          --   (79,642)
                                     ----------  ----------  -----------  ----------  ----------     ---    --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     780,166   5,672,199   (2,538,272)  7,286,755   6,161,787      --     212,816   598,248
                                     ----------  ----------  -----------  ----------  ----------     ---    --------  --------
      Net increase (decrease)
         in net assets                1,160,624   6,214,671   (3,796,376)  8,723,492   6,545,073      --     228,302   635,746
NET ASSETS:
   Beginning of period                6,214,671          --    8,723,492          --          --      --     635,746        --
                                     ----------  ----------  -----------  ----------  ----------     ---    --------  --------
   End of period                     $7,375,295  $6,214,671  $ 4,927,116  $8,723,492  $6,545,073     $--    $864,048  $635,746
                                     ==========  ==========  ===========  ==========  ==========     ===    ========  ========

   The accompanying notes are an integral part of these financial statements.

                                             MIST PIONEER MID-CAP VALUE  MIST PIONEER STRATEGIC INCOME
                                                     SUBACCOUNT                   SUBACCOUNT
                                                     (CLASS A)                    (CLASS A)
                                             --------------------------  -----------------------------
                                                2007 (a)      2006 (b)       2007          2006 (b)
                                               ---------     ---------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)                $    (126)    $ (1,610)     $  (67,181)    $  232,937
   Net realized gain (loss)                       45,164        2,930          21,834          6,344
   Change in unrealized gains (losses) on
      investments                                (11,893)      11,893         383,363        (29,904)
                                               ---------     --------      ----------     ----------
      Net increase (decrease) in net assets
         resulting from operations                33,145       13,213         338,016        209,377
                                               ---------     --------      ----------     ----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                          --          628           9,232         24,319
   Transfers from other funding options          138,961      213,648       1,977,298      6,631,261
   Contract charges                                   --          (39)         (1,240)        (1,276)
   Contract surrenders                            (6,464)      (3,466)       (583,489)      (343,472)
   Transfers to other funding options           (381,749)      (7,869)       (460,078)      (154,192)
   Other receipts (payments)                          (8)          --        (164,853)       (10,038)
                                               ---------     --------      ----------     ----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                           (249,260)     202,902         776,870      6,146,602
                                               ---------     --------      ----------     ----------
      Net increase (decrease) in net assets     (216,115)     216,115       1,114,886      6,355,979
NET ASSETS:
   Beginning of period                           216,115           --       6,355,979             --
                                               ---------     --------      ----------     ----------
   End of period                               $      --     $216,115      $7,470,865     $6,355,979
                                               =========     ========      ==========     ==========

                                             MIST THIRD AVENUE SMALL CAP VALUE
                                                         SUBACCOUNT
                                                          (CLASS B)
                                             ---------------------------------
                                                   2007            2006 (b)
                                               -----------       ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)                $  (155,485)      $  (33,519)
   Net realized gain (loss)                        339,971            1,591
   Change in unrealized gains (losses) on
      investments                               (1,513,193)         182,997
                                               -----------       ----------
      Net increase (decrease) in net assets
         resulting from operations              (1,328,707)         151,069
                                               -----------       ----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                        22,515           20,760
   Transfers from other funding options         12,892,960        6,781,119
   Contract charges                                 (3,670)            (370)
   Contract surrenders                          (1,245,217)         (92,477)
   Transfers to other funding options           (2,319,128)        (431,151)
   Other receipts (payments)                      (121,977)         (18,218)
                                               -----------       ----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                            9,225,483        6,259,663
                                               -----------       ----------
      Net increase (decrease) in net assets      7,896,776        6,410,732
NET ASSETS:
   Beginning of period                           6,410,732               --
                                               -----------       ----------
   End of period                               $14,307,508       $6,410,732
                                               ===========       ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MSF BLACKROCK AGGRESSIVE GROWTH  MSF BLACKROCK BOND INCOME
                                                       SUBACCOUNT                     SUBACCOUNT
                                                        (CLASS D)                      (CLASS A)
                                             -------------------------------  -------------------------
                                                   2007           2006 (b)        2007        2006 (b)
                                               -----------     -----------     ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)                $  (154,075)    $  (104,871)    $   89,781   $  (54,250)
   Net realized gain (loss)                        145,936        (120,587)        54,021       14,744
   Change in unrealized gains (losses) on
      investments                                1,678,643        (122,638)        83,618      248,546
                                               -----------     -----------     ----------   ----------
      Net increase (decrease) in net assets
         resulting from operations               1,670,504        (348,096)       227,420      209,040
                                               -----------     -----------     ----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                         6,606          17,584         47,306        2,039
   Transfers from other funding options            323,429      11,642,355        393,510    5,669,440
   Contract charges                                 (4,761)         (5,160)        (2,334)      (2,834)
   Contract surrenders                            (894,760)       (465,850)      (517,461)    (308,282)
   Transfers to other funding options             (603,191)     (1,006,522)      (338,914)    (264,202)
   Other receipts (payments)                      (117,494)       (175,189)      (260,157)      (2,455)
                                               -----------     -----------     ----------   ----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                           (1,290,171)     10,007,488       (678,050)   5,093,706
                                               -----------     -----------     ----------   ----------
      Net increase (decrease) in net assets        380,333       9,659,392       (450,630)   5,302,746
NET ASSETS:
   Beginning of period                           9,659,392              --      5,302,746           --
                                               -----------     -----------     ----------   ----------
   End of period                               $10,039,725     $ 9,659,392     $4,852,116   $5,302,746
                                               ===========     ===========     ==========   ==========

                                             MSF BLACKROCK BOND INCOME   MSF BLACKROCK MONEY MARKET
                                                    SUBACCOUNT                   SUBACCOUNT
                                                     (CLASS E)                    (CLASS A)
                                             -------------------------  ----------------------------
                                                 2007        2006 (b)       2007          2006 (b)
                                             ------------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)              $   276,756   $  (208,459) $   1,124,231  $    409,338
   Net realized gain (loss)                      191,950        85,966             --            --
   Change in unrealized gains (losses) on
      investments                                295,692       843,482             --            --
                                             -----------   -----------  -------------  ------------
      Net increase (decrease) in net assets
         resulting from operations               764,398       720,989      1,124,231       409,338
                                             -----------   -----------  -------------  ------------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                       7,785        26,890         59,277        22,356
   Transfers from other funding options          764,101    20,586,204    175,273,090    58,753,068
   Contract charges                               (3,581)       (4,133)       (10,369)       (5,689)
   Contract surrenders                        (1,510,490)   (1,342,848)  (146,776,010)  (36,261,314)
   Transfers to other funding options           (606,316)   (1,257,630)    (5,498,291)   (1,953,190)
   Other receipts (payments)                    (757,363)      (89,015)      (393,375)      (82,298)
                                             -----------   -----------  -------------  ------------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                         (2,105,864)   17,919,468     22,654,322    20,472,933
                                             -----------   -----------  -------------  ------------
      Net increase (decrease) in net assets   (1,341,466)   18,640,457     23,778,553    20,882,271
NET ASSETS:
   Beginning of period                        18,640,457            --     20,882,271            --
                                             -----------   -----------  -------------  ------------
   End of period                             $17,298,991   $18,640,457  $  44,660,824  $ 20,882,271
                                             ===========   ===========  =============  ============

   The accompanying notes are an integral part of these financial statements.

                                     MSF CAPITAL GUARDIAN U.S. EQUITY      MSF FI LARGE CAP         MSF FI VALUE LEADERS
                                                SUBACCOUNT                    SUBACCOUNT                 SUBACCOUNT
                                                 (CLASS A)                     (CLASS A)                  (CLASS D)
                                     --------------------------------  ------------------------  --------------------------
                                          2007           2006 (b)          2007       2006 (b)       2007       2006 (b)
                                       ----------       ----------     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (57,848)      $  (38,199)    $  (312,861) $  (245,388) $  (168,277) $  (253,432)
   Net realized gain (loss)               237,789           (2,365)      1,600,926     (176,177)   2,190,048      (52,467)
   Change in unrealized gains
      (losses) on investments            (342,429)         138,135        (703,438)     572,340   (1,381,207)     862,056
                                       ----------       ----------     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (162,488)          97,571         584,627      150,775      640,564      556,157
                                       ----------       ----------     -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 10,517               --          36,629       13,640       22,752       56,624
   Transfers from other funding
      options                           2,301,970        3,922,420         253,251   26,555,636      146,946   25,671,590
   Contract charges                        (1,872)          (1,505)         (8,292)      (9,651)      (5,498)      (6,613)
   Contract surrenders                   (238,738)         (98,200)     (1,808,268)  (1,025,614)  (1,313,240)    (990,527)
   Transfers to other funding
      options                            (226,586)        (267,847)     (1,495,219)  (1,606,743)  (1,842,035)  (1,101,326)
   Other receipts (payments)             (221,474)          (5,937)       (403,670)    (451,074)    (385,447)    (159,035)
                                       ----------       ----------     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     1,623,817        3,548,931      (3,425,569)  23,476,194   (3,376,522)  23,470,713
                                       ----------       ----------     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                  1,461,329        3,646,502      (2,840,942)  23,626,969   (2,735,958)  24,026,870
NET ASSETS:
   Beginning of period                  3,646,502               --      23,626,969           --   24,026,870           --
                                       ----------       ----------     -----------  -----------  -----------  -----------
   End of period                       $5,107,831       $3,646,502     $20,786,027  $23,626,969  $21,290,912  $24,026,870
                                       ==========       ==========     ===========  ===========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                        MSF METLIFE CONSERVATIVE  MSF METLIFE CONSERVATIVE
                                     MSF METLIFE AGGRESSIVE ALLOCATION          ALLOCATION         TO MODERATE ALLOCATION
                                                 SUBACCOUNT                     SUBACCOUNT               SUBACCOUNT
                                                  (CLASS B)                     (CLASS B)                (CLASS B)
                                     ---------------------------------  ------------------------  ------------------------
                                          2007           2006 (b)           2007       2006 (b)      2007       2006 (b)
                                       ----------       ----------      -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (18,716)      $   (8,074)      $  (24,953)  $   (9,064) $  (41,871)  $  (16,945)
   Net realized gain (loss)                 9,843           (4,423)           8,863        1,467      23,696         (193)
   Change in unrealized gains
      (losses) on investments              22,836           65,285           85,578       45,053      70,304       86,907
                                       ----------       ----------       ----------   ----------  ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   13,963           52,788           69,488       37,456      52,129       69,769
                                       ----------       ----------       ----------   ----------  ----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  2,983               --               --        4,725          --           --
   Transfers from other funding
      options                             206,978        1,295,341          917,119    1,311,689   3,227,517    1,565,257
   Contract charges                          (225)            (139)            (229)         (40)       (610)        (141)
   Contract surrenders                    (24,827)        (161,409)        (155,891)      (1,057)   (138,380)     (25,034)
   Transfers to other funding
      options                             (54,155)         (99,010)              --     (117,586)   (428,499)     (40,809)
   Other receipts (payments)                   --               --               --           --          --           --
                                       ----------       ----------       ----------   ----------  ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       130,754        1,034,783          760,999    1,197,731   2,660,028    1,499,273
                                       ----------       ----------       ----------   ----------  ----------   ----------
      Net increase (decrease)
         in net assets                    144,717        1,087,571          830,487    1,235,187   2,712,157    1,569,042
NET ASSETS:
   Beginning of period                  1,087,571               --        1,235,187           --   1,569,042           --
                                       ----------       ----------       ----------   ----------  ----------   ----------
   End of period                       $1,232,288       $1,087,571       $2,065,674   $1,235,187  $4,281,199   $1,569,042
                                       ==========       ==========       ==========   ==========  ==========   ==========

                                     MSF METLIFE MODERATE ALLOCATION
                                                SUBACCOUNT
                                                (CLASS B)
                                     -------------------------------
                                           2007          2006 (b)
                                        ----------      ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $ (106,013)     $  (40,193)
   Net realized gain (loss)                 46,978         (14,804)
   Change in unrealized gains
      (losses) on investments              122,216         247,637
                                        ----------      ----------
      Net increase (decrease)
        in net assets resulting
        from operations                     63,181         192,640
                                        ----------      ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  20,357              --
   Transfers from other funding
      options                            3,490,947       4,794,986
   Contract charges                           (926)           (492)
   Contract surrenders                    (332,139)       (108,156)
   Transfers to other funding
      options                             (157,064)       (174,861)
   Other receipts (payments)               (48,782)       (272,370)
                                        ----------      ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      2,972,393       4,239,107
                                        ----------      ----------
      Net increase (decrease)
         in net assets                   3,035,574       4,431,747
NET ASSETS:
   Beginning of period                   4,431,747              --
                                        ----------      ----------
   End of period                        $7,467,321      $4,431,747
                                        ==========      ==========

   The accompanying notes are an integral part of these financial statements.

                                       MSF METLIFE MODERATE                               MSF MORGAN STANLEY
                                     TO AGGRESSIVE ALLOCATION    MSF MFS TOTAL RETURN         EAFE INDEX
                                            SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                            (CLASS B)                  (CLASS F)              (CLASS A)
                                     ------------------------  ------------------------  -------------------
                                         2007       2006 (b)      2007       2006 (b)       2007       2006
                                      ----------   ----------  -----------  -----------  ----------  -------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (97,326)  $  (40,410) $   300,463  $  (877,301) $   (4,967) $  (363)
   Net realized gain (loss)               36,167      (14,306)   3,583,605      119,305       4,474       27
   Change in unrealized gains
      (losses) on investments             62,307      300,738   (1,780,298)   6,096,664      12,973    8,326
                                      ----------   ----------  -----------  -----------  ----------  -------
      Net increase (decrease)
         in net assets resulting
         from operations                   1,148      246,022    2,103,770    5,338,668      12,480    7,990
                                      ----------   ----------  -----------  -----------  ----------  -------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                21,899       77,500       99,689      148,894          --       --
   Transfers from other funding
      options                          3,587,720    4,006,916    2,078,902   82,827,877   1,311,804   71,613
   Contract charges                       (1,221)        (771)     (22,021)     (24,680)        (59)     (32)
   Contract surrenders                  (259,570)     (40,985)  (5,342,781)  (3,347,461)    (58,509)      --
   Transfers to other funding
      options                           (110,309)    (364,834)  (4,595,366)  (2,766,536)    (16,300)      --
   Other receipts (payments)                  --           --   (1,865,552)    (252,168)         --       --
                                      ----------   ----------  -----------  -----------  ----------  -------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    3,238,519    3,677,826   (9,647,129)  76,585,926   1,236,936   71,581
                                      ----------   ----------  -----------  -----------  ----------  -------
      Net increase (decrease)
         in net assets                 3,239,667    3,923,848   (7,543,359)  81,924,594   1,249,416   79,571
NET ASSETS:
   Beginning of period                 3,923,848           --   81,924,594           --      79,571       --
                                      ----------   ----------  -----------  -----------  ----------  -------
   End of period                      $7,163,515   $3,923,848  $74,381,235  $81,924,594  $1,328,987  $79,571
                                      ==========   ==========  ===========  ===========  ==========  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MSF OPPENHEIMER GLOBAL EQUITY  MSF RUSSELL 2000 INDEX
                                              SUBACCOUNT                  SUBACCOUNT
                                              (CLASS B)                    (CLASS A)
                                     -----------------------------  ----------------------
                                           2007         2006 (b)      2007 (c)     2006
                                       ----------     ----------    -----------    -----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (52,148)    $  (67,835)   $   (52,095)    $--
   Net realized gain (loss)               217,634        (32,707)       (53,903)     --
   Change in unrealized gains
      (losses) on investments             126,905        476,893       (317,247)     --
                                       ----------     ----------    -----------     ---
      Net increase (decrease)
         in net assets resulting
         from operations                  292,391        376,351       (423,245)     --
                                       ----------     ----------    -----------     ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 50,421         23,160             --      --
   Transfers from other funding
      options                           1,134,888      7,267,736      6,796,114      --
   Contract charges                        (1,540)        (1,529)          (994)     --
   Contract surrenders                   (476,574)      (199,302)    (1,694,087)     --
   Transfers to other funding
      options                            (735,508)      (474,132)      (269,229)     --
   Other receipts (payments)               (1,253)       (12,947)            --      --
                                       ----------     ----------    -----------     ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (29,566)     6,602,986      4,831,804      --
                                       ----------     ----------    -----------     ---
      Net increase (decrease)
         in net assets                    262,825      6,979,337      4,408,559      --
NET ASSETS:
   Beginning of period                  6,979,337             --             --      --
                                       ----------     ----------    -----------     ---
   End of period                       $7,242,162     $6,979,337    $ 4,408,559     $--
                                       ==========     ==========    ===========     ===

                                         MSFT. ROWE PRICE      MSF WESTERN ASSET MANAGEMENT
                                         LARGE CAP GROWTH              HIGH YIELD BOND
                                            SUBACCOUNT                   SUBACCOUNT
                                             (CLASS B)                   (CLASS A)
                                     ------------------------  ----------------------------
                                         2007       2006 (b)      2007 (a)       2006 (b)
                                     -----------  -----------    ---------     ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (282,612) $  (221,854)   $  23,069     $  (2,212)
   Net realized gain (loss)              679,499       (4,855)      (3,887)       (1,681)
   Change in unrealized gains
      (losses) on investments          1,152,824    1,655,147      (10,816)       10,815
                                     -----------  -----------    ---------     ---------
      Net increase (decrease)
         in net assets resulting
         from operations               1,549,711    1,428,438        8,366         6,922
                                     -----------  -----------    ---------     ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 9,125        9,887        6,296            --
   Transfers from other funding
      options                            553,085   23,109,837       48,074       391,714
   Contract charges                       (8,278)      (9,593)          --           (12)
   Contract surrenders                (2,301,609)  (1,008,112)        (364)       (2,222)
   Transfers to other funding
      options                         (1,043,745)  (1,553,985)    (242,131)     (216,643)
   Other receipts (payments)            (288,748)    (412,764)          --            --
                                     -----------  -----------    ---------     ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (3,080,170)  20,135,270     (188,125)      172,837
                                     -----------  -----------    ---------     ---------
      Net increase (decrease)
         in net assets                (1,530,459)  21,563,708     (179,759)      179,759
NET ASSETS:
   Beginning of period                21,563,708           --      179,759            --
                                     -----------  -----------    ---------     ---------
   End of period                     $20,033,249  $21,563,708    $      --     $ 179,759
                                     ===========  ===========    =========     =========

   The accompanying notes are an integral part of these financial statements.

                                     MSF WESTERN ASSET MANAGEMENT
                                            U.S. GOVERNMENT           PIMCO REAL RETURN       PIMCO VIT TOTAL RETURN
                                              SUBACCOUNT                  SUBACCOUNT                SUBACCOUNT
                                              (CLASS A)             (ADMINISTRATIVE CLASS)    (ADMINISTRATIVE CLASS)
                                     ----------------------------  ------------------------  ------------------------
                                          2007         2006 (b)      2007 (a)       2006         2007         2006
                                        --------       --------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  3,367        $  (813)   $    63,218  $   179,829  $ 1,555,624  $ 1,393,738
   Net realized gain (loss)                1,640          1,644       (353,498)     164,734      (42,115)     203,683
   Change in unrealized gains
      (losses) on investments                654          2,332        413,026     (417,508)   1,776,066     (535,923)
                                        --------        -------    -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                   5,661          3,163        122,746      (72,945)   3,289,575    1,061,498
                                        --------        -------    -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    --             --          3,247      155,561       36,854      109,904
   Transfers from other funding
      options                            315,338         29,807        247,464    1,485,041    4,113,173    4,973,495
   Contract charges                          (29)           (64)            (6)      (1,575)     (13,087)     (15,603)
   Contract surrenders                   (31,854)        (1,138)      (336,720)    (424,485)  (3,788,471)  (4,355,746)
   Transfers to other funding
      options                                (13)       (75,669)    (7,086,414)  (1,213,929)  (3,758,647)  (3,563,320)
   Other receipts (payments)                  --             --        (30,067)     (27,594)    (506,411)     (54,159)
                                        --------        -------    -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      283,442         52,936     (7,202,496)     (26,981)  (3,916,589)  (2,905,429)
                                        --------        -------    -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                   289,103         56,099     (7,079,750)     (99,926)    (627,014)  (1,843,931)
NET ASSETS:
   Beginning of period                    56,099             --      7,079,750    7,179,676   49,900,796   51,744,727
                                        --------        -------    -----------  -----------  -----------  -----------
   End of period                        $345,202        $56,099    $        --  $ 7,079,750  $49,273,782  $49,900,796
                                        ========        =======    ===========  ===========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PUTNAM VT DISCOVERY GROWTH  PUTNAM VT INTERNATIONAL EQUITY  PUTNAM VT SMALL CAP VALUE
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                            (CLASS IB)                     (CLASS IB)                   (CLASS IB)
                                     --------------------------  ------------------------------  -------------------------
                                         2007          2006          2007 (a)         2006         2007 (a)        2006
                                       --------      --------      -----------     ----------    ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $ (7,646)     $ (5,766)     $   151,652     $  (52,017)   $      4,117  $  (152,293)
   Net realized gain (loss)              55,170         4,245        2,670,009        295,104       3,822,045    1,804,410
   Change in unrealized gains
      (losses) on investments            (9,936)       33,910       (2,305,501)       975,627      (3,037,984)     120,357
                                       --------      --------      -----------     ----------    ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 37,588        32,389          516,160      1,218,714         788,178    1,772,474
                                       --------      --------      -----------     ----------    ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  764           779               --         57,637             315       19,857
   Transfers from other funding
      options                           224,216        37,988          131,079      1,447,155         719,611    1,099,045
   Contract charges                        (145)         (140)              (6)        (1,145)            (44)      (3,243)
   Contract surrenders                  (54,814)       (8,154)         (92,315)      (287,295)       (356,937)    (611,495)
   Transfers to other funding
      options                           (19,903)       (7,585)      (6,871,158)      (555,002)    (13,357,681)  (1,888,642)
   Other receipts (payments)                 --            --          (19,069)       (91,668)        (14,463)    (164,368)
                                       --------      --------      -----------     ----------    ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     150,118        22,888       (6,851,469)       569,682     (13,009,199)  (1,548,846)
                                       --------      --------      -----------     ----------    ------------  -----------
      Net increase (decrease)
         in net assets                  187,706        55,277       (6,335,309)     1,788,396     (12,221,021)     223,628
NET ASSETS:
   Beginning of period                  390,698       335,421        6,335,309      4,546,913      12,221,021   11,997,393
                                       --------      --------      -----------     ----------    ------------  -----------
   End of period                       $578,404      $390,698      $        --     $6,335,309    $         --  $12,221,021
                                       ========      ========      ===========     ==========    ============  ===========

                                      VAN KAMPEN LIT COMSTOCK
                                             SUBACCOUNT
                                            (CLASS II)
                                     ------------------------
                                        2007         2006
                                     ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    2,119   $   (8,911)
   Net realized gain (loss)             269,459      420,832
   Change in unrealized gains
      (losses) on investments          (395,377)     115,557
                                     ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations               (123,799)     527,478
                                     ----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                5,620       15,993
   Transfers from other funding
      options                           129,452      175,871
   Contract charges                        (993)      (1,070)
   Contract surrenders                 (415,649)    (603,505)
   Transfers to other funding
      options                          (306,751)    (131,039)
   Other receipts (payments)            (24,873)    (163,918)
                                     ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (613,194)    (707,668)
                                     ----------   ----------
      Net increase (decrease)
         in net assets                 (736,993)    (180,190)
NET ASSETS:
   Beginning of period                4,163,717    4,343,907
                                     ----------   ----------
   End of period                     $3,426,724   $4,163,717
                                     ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                                       VAN KAMPEN LIT         VAN KAMPEN LIT
                                         ENTERPRISE          STRATEGIC GROWTH
                                         SUBACCOUNT             SUBACCOUNT
                                         (CLASS II)              (CLASS I)
                                     -------------------  ------------------------
                                       2007       2006       2007          2006
                                     --------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (4,828) $  (5,500) $  (208,193) $  (235,108)
   Net realized gain (loss)             9,944     18,835     (951,237)  (1,321,131)
   Change in unrealized gains
      (losses) on investments          27,873     (4,116)   3,117,769    1,718,636
                                     --------  ---------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               32,989      9,219    1,958,339      162,397
                                     --------  ---------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 --         --        1,827        3,736
   Transfers from other funding
      options                          27,763      1,892      179,968      234,423
   Contract charges                       (59)       (43)      (5,292)      (6,462)
   Contract surrenders                (18,199)  (135,526)  (1,010,451)    (937,280)
   Transfers to other funding
      options                         (16,717)   (23,182)  (1,318,434)  (1,290,680)
   Other receipts (payments)               --         --     (125,541)    (239,555)
                                     --------  ---------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (7,212)  (156,859)  (2,277,923)  (2,235,818)
                                     --------  ---------  -----------  -----------
      Net increase (decrease)
         in net assets                 25,777   (147,640)    (319,584)  (2,073,421)
NET ASSETS:
   Beginning of period                318,980    466,620   14,167,937   16,241,358
                                     --------  ---------  -----------  -----------
   End of period                     $344,757  $ 318,980  $13,848,353  $14,167,937
                                     ========  =========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                  OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Fund BD IV for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on March 27, 1997 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

American Funds Insurance Series ("American Funds")
Dreyfus Variable Investment Fund ("Dreyfus VIF")
Fidelity Variable Insurance Products Fund ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")
Metropolitan Series Fund, Inc. ("MSF")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Putnam Variable Trust ("Putnam VT")
Van Kampen Life Investment Trust ("Van Kampen LIT")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2007 (the share class indicated in parentheses is that of the portfolio, series, or fund in which the Subaccount invests):

American Funds Global Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Contrafund Subaccount (Service Class)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Income Securities Subaccount (Class 2)
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Appreciation Subaccount (Class I)
LMPVET Appreciation Subaccount (Class II)
LMPVET Capital Subaccount
LMPVET Dividend Strategy Subaccount
LMPVET Equity Index Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)

LMPVET Fundamental Value Subaccount (Class I)
LMPVET Global Equity Subaccount
LMPVET International All Cap Opportunity Subaccount
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Mid Cap Core Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount*
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Diversified Strategic Income Subaccount
LMPVIT High Income Subaccount
LMPVIT Money Market Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Bond Income Subaccount (Class E)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS Total Return Subaccount (Class F)
MSF Morgan Stanley EAFE Index Subaccount (Class A)
MSF Oppenheimer Global Equity Subaccount (Class B)

MSF Russell 2000 Index Subaccount (Class A)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A)
PIMCO VIT Total Return Subaccount (Administrative Class)
Putnam VT Discovery Growth Subaccount (Class IB)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class I)

*    This Subaccount had no net assets as of December 31, 2007.

The following Subaccounts ceased operations during the year ended December 31, 2007:

AIM V.I. Core Equity Subaccount
Credit Suisse Trust Emerging Markets Subaccount
DWS VIT Small Cap Index Subaccount
LMPIS Premier Selections All Cap Growth Subaccount
LMPVET Multiple Discipline Subaccount - Large Cap Growth and Value LMPVPI All Cap Subaccount
LMPVPI Large Cap Growth Subaccount
LMPVPII Aggressive Growth Subaccount
LMPVPII Growth and Income Subaccount
LMPVPIII Large Cap Value Subaccount
LMPVPV Small Cap Growth Opportunities Subaccount
Lord Abbett Growth and Income Subaccount
Lord Abbett Mid-Cap Value Subaccount
MSF Western Asset Management High Yield Bond Subaccount
PIMCO VIT Real Return Subaccount
MIST Pioneer Mid-Cap Value Subaccount
Putnam VT International Equity Subaccount
Putnam VT Small Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

OLD NAME                         NEW NAME
--------                         --------
Legg Mason Partners Variable     Legg Mason Partners Variable International All
   International All Cap            Cap Opportunity Portfolio
   Growth Portfolio
Legg Mason Partners Variable     Legg Mason Partners Variable Social Awareness
   Social Awareness Stock           Portfolio
   Portfolio
Janus Capital Appreciation       Janus Forty Portfolio
   Portfolio
Legg Mason Partners Variable     Legg Mason Partners Variable Capital Portfolio
   Multiple Discipline
   Portfolio - All Cap Growth
   and Value
Legg Mason Partners Variable     Legg Mason Partners Variable Global Equity
   Multiple Discipline              Portfolio
   Portfolio - Global All Cap
   Growth and Value
Legg Mason Partners Variable     Legg Mason Partners Variable Capital and Income
   Multiple Discipline              Portfolio
   Portfolio - Balanced All
   Cap Growth and Value

MERGERS:

OLD NAME                         NEW NAME
--------                         --------
Legg Mason Partners Variable     Legg Mason Partners Variable Aggressive Growth
   Premier Selections All Cap       Portfolio
   Growth Portfolio
Legg Mason Partners Variable     Legg Mason Partners Variable III Aggressive
   II Aggressive Growth             Growth Portfolio
   Portfolio
Legg Mason Partners Variable     Legg Mason Partners Variable Fundamental Value
   All Cap Portfolio                Portfolio
Legg Mason Partners Variable     Legg Mason Partners Variable Investors
   Large Cap Value Portfolio        Portfolio
Legg Mason Partners Variable     Legg Mason Partners Variable Small Cap Growth
   Small Cap Growth                 Portfolio
   Opportunities Portfolio
Legg Mason Partners Variable     Legg Mason Partners Variable Appreciation
   Growth and Income Portfolio      Portfolio
Legg Mason Partners Variable     Legg Mason Partners Variable Appreciation
   Multiple Discipline              Portfolio
   Portfolio - Large Cap
   Growth and Value
Western Asset Management High    BlackRock High Yield Portfolio
   Yield Bond Portfolio
Pioneer Mid-Cap Value            Lazard Mid-Cap Portfolio
   Portfolio

SUBSTITUTIONS:

OLD NAME                         NEW NAME
--------                         --------
AIM V.I. Core Equity Fund        Capital Guardian U.S. Equity Portfolio
Emerging Markets Portfolio       MFS Emerging Markets Equity Portfolio
Lord Abbett Series Growth and    Lord Abbett Growth and Income Portfolio
   Income Portfolio
Lord Abett Series Mid Cap        Lord Abbett Mid-Cap Value Portfolio
   Value Portfolio
DWS Small Cap Index VIP          Russell 2000 Index Portfolio
PIMCO VIT Real Return            PIMCO Inflation Protected Bond Portfolio
   Portfolio
Putnam VT International Equity   MSF Research International Portfolio
   Fund
Putnam VT Small Cap Value Fund   Third Avenue Small Cap Value Portfolio

PORTFOLIO SHARE CLASS EXCHANGE:

OLD PORTFOLIO                    NEW PORTFOLIO
-------------                    -------------
BlackRock Large-Cap Core         BlackRock Large-Cap Core Portfolio (Class E)
   Portfolio (Class A)

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation or annuity units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Subaccounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

OTHER RECEIPTS (PAYMENTS)

Included in "other receipts (payments)" in the statements of changes of net assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

     MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

     GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

     EQUITY PROTECTION -- For an additional charge, the Company will guarantee the contract principal (sum of purchase payments adjusted proportionately for any withdrawals).

     The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

Mortality and Expense Risk               1.25% - 1.70%
Administrative                           0.15%
Enhanced Stepped Up-Provision            0.15% - 0.20%
Guaranteed Minimum Withdrawal Benefit    0.25% - 0.50%
Guaranteed Minimum Accumulation Benefit  0.50%
Equity Protection                        0.80% - 2.10%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

Depending on the product, a contract administrative charge which ranges from $30 for Contracts with a value of less than $50,000 to $40 for Contracts with a value of less than $100,000 is assessed on an annual basis. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

4. STATEMENT OF INVESTMENTS

                                                                                          FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  ------------------------------
                                                                                        COST OF         PROCEEDS
                                                              SHARES      COST ($)   PURCHASES ($)   FROM SALES ($)
                                                            ----------  -----------  -------------  ---------------
AIM VI Core Equity Subaccount (Series I) (Cost $0) (a)              --           --         7,446       2,434,528
American Funds Global Growth Subaccount
   (Class 2) (Cost $58,697,028)                              3,280,775   82,019,375     9,256,093       7,794,835
American Funds Growth Subaccount
   (Class 2) (Cost $121,261,944)                             2,185,602  145,823,341    14,077,132      19,312,420
American Funds Growth-Income Subaccount
   (Class 2) (Cost $105,668,487)                             3,180,028  134,388,000     9,083,601      15,259,899
Credit Suisse Trust Emerging Markets Subaccount
   (Cost $0) (a)                                                    --           --         9,579       1,468,004
Dreyfus VIF Appreciation Subaccount
   (Initial Shares) (Cost $920,177)                             28,156    1,263,057        25,653         325,678
Dreyfus VIF Developing Leaders Subaccount
   (Initial Shares) (Cost $3,583,047)                           93,253    3,015,805       668,166         975,610
DWS VIT Small Cap Index Subaccount
   (Class A) (Cost $0) (a)                                          --           --       510,277       6,470,731
Fidelity VIP Contrafund Subaccount
   (Service Class 2) (Cost $7,135,774)                         280,882    7,713,025     2,571,820       2,332,803
Fidelity VIP Contrafund Subaccount
   (Service Class) (Cost $31,706,766)                        1,188,405   33,037,665    10,696,724       4,050,198
Fidelity VIP Dynamic Capital Appreciation Subaccount
   (Service Class 2) (Cost $157,494)                            19,519      175,277        67,934         199,783
Fidelity VIP Mid Cap Subaccount
   (Service Class 2) (Cost $13,965,520)                        520,960   18,561,816     2,898,573       4,053,506
FTVIPT Franklin Income Securities Subaccount
   (Class 2) (Cost $7,521,916)                                 450,947    7,805,895     3,483,117         766,452
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
   (Class 2) (Cost $8,247,439)                                 388,834    8,908,181       972,595       1,558,574
FTVIPT Templeton Developing Markets Securities Subaccount
   (Class 2) (Cost $10,737,226)                                875,197   14,003,149     7,811,441       7,079,870
FTVIPT Templeton Foreign Securities Subaccount
   (Class 2) (Cost $22,614,047)                              1,630,532   33,018,279     3,892,520       4,666,642
Janus Aspen Global Life Sciences Subaccount
   (Service Shares) (Cost $1,206,920)                          147,294    1,685,042       113,019         214,194
Janus Aspen Global Technology Subaccount
   (Service Shares) (Cost $1,070,210)                          177,667      920,313        44,825         239,964
Janus Aspen Mid Cap Growth Subaccount
   (Service Shares) (Cost $4,507,922)                          185,722    7,233,865       437,955         912,231
Janus Aspen Worldwide Growth Subaccount
   (Service Shares) (Cost $1,970,707)                           72,122    2,526,449       357,965         803,173
LMPIS Premier Selections All Cap Growth Subaccount
   (Cost $0) (a)                                                    --           --       143,432       1,585,682
LMPVET Aggressive Growth Subaccount
   (Class I) (Cost $48,298,971)                              3,731,673   60,863,592     5,148,132      15,793,447
LMPVET Appreciation Subaccount
   (Class I) (Cost $23,264,915)                              1,050,845   27,700,275     3,600,512       3,570,458
LMPVET Appreciation Subaccount
   (Class II) (Cost $3,364,016) (b)                            119,434    3,155,447     3,436,291          73,105
LMPVET Capital Subaccount
   (Cost $25,276,024)                                        1,834,173   28,906,566     2,336,069       6,099,155
LMPVET Dividend Strategy Subaccount
   (Cost $1,288,497)                                           144,861    1,516,690       266,039         127,177
LMPVET Equity Index Subaccount
   (Class I) (Cost $551,568,212)                            18,939,120  635,596,850    42,706,095     255,291,516
LMPVET Equity Index Subaccount
   (Class II) (Cost $20,070,657)                               681,256   22,883,401     1,889,918       3,797,473

                                                                                          FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  ------------------------------
                                                                                        COST OF         PROCEEDS
                                                              SHARES      COST ($)   PURCHASES ($)   FROM SALES ($)
                                                            ----------  -----------  -------------  ---------------
LMPVET Fundamental Value Subaccount
   (Class I) (Cost $58,902,850)                              2,767,169   60,019,902    30,042,450      10,646,288
LMPVET Global Equity Subaccount
   (Cost $7,661,438)                                           515,737    9,190,432       768,713         987,033
LMPVET International All Cap Opportunity Subaccount
   (Cost $6,226,956)                                           631,943    5,655,892     3,097,901       1,005,461
LMPVET Investors Subaccount
   (Class I) (Cost $25,726,448)                              1,652,535   27,299,884    19,058,911       3,874,851
LMPVET Large Cap Growth Subaccount
   (Class I) (Cost $27,611,005)                              1,881,956   31,240,461     1,495,487       6,805,084
LMPVET Mid Cap Core Subaccount
   (Class I) (Cost $16,713,245)                              1,299,296   16,085,279     3,271,962       3,976,463
LMPVET Multiple Discipline Large Cap Growth and Value
   Subaccount (Cost $0) (c)                                         --           --       439,261       4,529,264
LMPVET Small Cap Growth Subaccount
   (Class I) (Cost $8,834,018)                                 650,471    9,776,577     3,679,687       1,724,906
LMPVET Social Awareness Subaccount (Cost $0)                        --           --         5,000           4,923
LMPVPI All Cap Subaccount (Class I) (Cost $0) (a)                   --           --     1,477,357      27,142,890
LMPVPII Growth and Income Subaccount
   (Class I) (Cost $0) (a)                                          --           --        33,925         784,355
LMPVPV Small Cap Growth Opportunities Subaccount
   (Cost $0) (a)                                                    --           --       104,688       2,992,292
LMPVPI Large Cap Growth Subaccount
   (Class I) (Cost $0) (a)                                          --           --         5,643         663,469
LMPVPII Aggressive Growth Subaccount
   (Class I) (Cost $0) (a)                                          --           --        11,461         994,372
LMPVET Capital and Income Subaccount
   (Class II) (Cost $26,839,709)                             2,140,472   26,588,258     5,275,302       4,119,003
LMPVIT Adjustable Rate Income Subaccount
   (Cost $3,456,238)                                           344,435    3,282,463       397,479         820,646
LMPVIT Diversified Strategic Income Subaccount
   (Cost $13,156,330)                                        1,412,598   12,176,596       811,057       3,302,655
LMPVIT High Income Subaccount
   (Cost $20,232,290)                                        2,692,752   17,960,653     2,098,406       2,903,646
LMPVIT Money Market Subaccount
   (Cost $34,412,173)                                       34,412,173   34,412,173    22,561,522      19,921,520
LMPVPIII Large Cap Value Subaccount (Cost $0) (a)                   --           --        74,307      18,757,562
Lord Abbett Growth and Income Subaccount
   (Class VC) (Cost $0) (a)                                         --           --       108,074       9,683,831
Lord Abbett Mid-Cap Value Subaccount
   (Class VC) (Cost $0) (a)                                         --           --       116,531      13,231,027
MIST Batterymarch Mid-Cap Stock Subaccount
   (Class A) (Cost $2,679,717)                                 134,512    2,429,292       598,504         520,114
MIST BlackRock High Yield Subaccount
   (Class A) (Cost $1,823,590)                                 217,882    1,795,351       643,395         936,776
MIST BlackRock Large-Cap Core Subaccount
   (Class E) (Cost $7,286,368) (b)                             664,290    7,353,692     8,087,976         806,074
MIST BlackRock Large-Cap Core Subaccount
   (Class A) (Cost $0) (a)                                          --           --       587,537       8,452,032
MIST Dreman Small-Cap Value Subaccount
   (Class A) (Cost $1,275,756)                                  94,340    1,280,188       967,738         379,014
MIST Harris Oakmark International Subaccount
   (Class A) (Cost $9,115,323)                                 516,385    8,917,966     3,000,784       2,010,726
MIST Janus Forty Subaccount
   (Class A) (Cost $7,198,548)                                  97,114    8,139,152     2,634,991       1,841,829

                                                                                          FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  ------------------------------
                                                                                        COST OF         PROCEEDS
                                                              SHARES      COST ($)   PURCHASES ($)   FROM SALES ($)
                                                            ----------  -----------  -------------  ---------------
MIST Lazard Mid-Cap Subaccount
   (Class B) (Cost $475,037) (b)                                34,961      423,030       512,094          36,761
MIST Legg Mason Partners Managed Assets Subaccount
   (Class A) (Cost $267,532)                                    15,594      267,593        72,723          36,081
MIST Lord Abbett Bond Debenture Subaccount
   (Class A) (Cost $2,776,920)                                 233,161    2,944,821       503,805         836,794
MIST Lord Abbett Growth and Income Subaccount
   (Class B) (Cost $21,536,052)                                777,775   22,314,353    10,581,735       5,297,875
MIST Lord Abbett Mid-Cap Value Subaccount
   (Class B) (Cost $11,995,344)                                560,311   10,914,867    13,331,051       1,852,804
MIST Met/AIM Capital Appreciation Subaccount
   (Class A) (Cost $1,827,584)                                 150,871    1,822,526       159,610         180,558
MIST Met/AIM Small Cap Growth Subaccount
   (Class A) (Cost $499,439)                                    34,387      510,987       413,824          79,147
MIST MFS Emerging Markets Equity Subaccount
   (Class A) (Cost $1,214,299) (b)                             104,841    1,507,616     1,532,613         341,681
MIST MFS Research International Subaccount
   (Class B) (Cost $6,693,941) (b)                             491,728    7,041,546     7,484,835         809,331
MIST MFS Value Subaccount
   (Class A) (Cost $6,821,561)                                 490,446    7,376,305     1,951,665       1,154,229
MIST Neuberger Berman Real Estate Subaccount
   (Class A) (Cost $5,485,562)                                 349,983    4,927,764     2,027,939       3,829,419
MIST PIMCO Inflation Protected Bond Subaccount
   (Class A) (Cost $6,101,905) (b)                             597,265    6,546,024     6,975,878         889,697
MIST Pioneer Fund Subaccount
   (Class A) (Cost $810,052)                                    56,741      864,168       297,379          91,904
MIST Pioneer Mid-Cap Value Subaccount
   (Class A) (Cost $0) (a)                                          --           --       193,645         389,861
MIST Pioneer Strategic Income Subaccount
   (Class A) (Cost $7,118,408)                                 745,695    7,471,868     1,885,425       1,175,295
MIST Third Avenue Small Cap Value Subaccount
   (Class B) (Cost $15,639,617)                                912,591   14,309,421    13,240,547       3,749,612
MSF BlackRock Aggressive Growth Subaccount
   (Class D) (Cost $8,485,015)                                 350,350   10,041,020       357,126       1,800,898
MSF BlackRock Bond Income Subaccount
   (Class A) (Cost $4,520,545)                                  43,440    4,852,709       632,050       1,220,158
MSF BlackRock Bond Income Subaccount
   (Class E) (Cost $16,162,086)                                155,909   17,301,261     2,613,514       4,441,983
MSF BlackRock Money Market Subaccount
   (Class A) (Cost $44,666,372)                                446,663   44,666,372    96,019,020      72,236,602
MSF Capital Guardian U.S. Equity Subaccount
   (Class A) (Cost $5,312,767)                                 410,649    5,108,474     2,546,578         762,312
MSF FI Large Cap Subaccount
   (Class A) (Cost $20,919,781)                              1,418,055   20,788,682     1,820,885       4,003,888
MSF FI Value Leaders Subaccount
   (Class D) (Cost $21,812,797)                                108,763   21,293,646     2,471,019       3,878,723
MSF MetLife Aggressive Allocation Subaccount
   (Class B) (Cost $1,144,328)                                  97,736    1,232,449       208,862          94,582
MSF MetLife Conservative Allocation Subaccount
   (Class B) (Cost $1,935,311)                                 185,786    2,065,942       869,713         132,678
MSF MetLife Conservative to Moderate Allocation Subaccount
   (Class B) (Cost $4,124,576)                                 371,361    4,281,787     3,183,331         561,230
MSF MetLife Moderate Allocation Subaccount
   (Class B) (Cost $7,098,552)                                 624,449    7,468,405     3,537,052         662,468
MSF MetLife Moderate to Aggressive Allocation Subaccount
   (Class B) (Cost $6,801,520)                                 578,721    7,164,565     3,575,870         427,713

                                                                                          FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  ------------------------------
                                                                                        COST OF         PROCEEDS
                                                              SHARES      COST ($)   PURCHASES ($)   FROM SALES ($)
                                                            ----------   ----------  -------------   --------------

MSF MFS Total Return Subaccount
   (Class F) (Cost $70,074,811)                                484,791   74,391,177     5,657,765      12,286,168
MSF Morgan Stanley EAFE Index Subaccount
   (Class A) (Cost $1,307,857)                                  77,321    1,329,156     1,318,419          84,457
MSF Oppenheimer Global Equity Subaccount
   (Class B) (Cost $6,639,328)                                 415,317    7,243,126     1,194,239       1,170,929
MSF Russell 2000 Index Subaccount
   (Class A) (Cost $4,726,355) (b)                             310,938    4,409,108     6,736,492       1,956,233
MSF T. Rowe Price Large Cap Growth Subaccount
   (Class B) (Cost $17,227,836)                              1,221,696   20,035,807       892,446       4,063,281
MSF Western Asset Management High Yield Bond Subaccount
   (Class A) (Cost $0) (a)                                          --           --        80,520         243,525
MSF Western Asset Management U.S. Government Subaccount
   (Class A) (Cost $342,257)                                    27,642      345,243       321,702          34,857
PIMCO VIT Real Return Subaccount
   (Administrative Class) (Cost $0) (a)                             --           --       298,064       7,438,014
PIMCO VIT Total Return Subaccount
   (Administrative Class) (Cost $47,963,981)                 4,697,962   49,280,404     5,134,966       7,493,772
Putnam VT Discovery Growth Subaccount
   (Class IB) (Cost $494,346)                                   97,387      578,479       266,701          81,792
Putnam VT International Equity Subaccount
   (Class IB) (Cost $0) (a)                                         --           --     1,092,659       6,999,591
Putnam VT Small Cap Value Subaccount
   (Class IB) (Cost $0) (a)                                         --           --     2,041,773      13,747,319
Van Kampen LIT Comstock Subaccount
   (Class II) (Cost $2,801,666)                                248,346    3,427,172       243,534         764,426
Van Kampen LIT Enterprise Subaccount
   (Class II) (Cost $255,334)                                   19,737      344,802        27,647          39,670
Van Kampen LIT Strategic Growth Subaccount
   (Class I) (Cost $17,185,873)                                411,227   13,850,122       206,105       2,691,653

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

5. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007:

                                                        AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                 -------------------------------  --------------------------------------------------
                                                          UNIT VALUE(1)    NET    INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                  UNITS     LOWEST TO    ASSETS      INCOME         LOWEST TO          LOWEST TO
                                                  (000s)   HIGHEST ($)   ($000s)    RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                                 -------  -------------  -------  -------------  ----------------  -----------------
AIM V.I. Core Equity                       2007       --  1.149 - 1.159       --         --         1.40 - 2.20          6.78 - 7.22
   Subaccount (Series I) (a)               2006    2,095  1.076 - 1.081    2,263       0.55         1.40 - 2.20          7.60 - 8.10

American Funds Global Growth               2007   48,512  1.491 - 2.180   82,008       2.67         1.40 - 2.50         8.20 - 13.26
   Subaccount (Class 2)                    2006   50,190  1.324 - 1.932   75,030       0.86         1.40 - 2.50        17.45 - 18.71
                                           2005   49,415  1.120 - 1.634   62,278       0.68         1.40 - 2.50         5.54 - 14.75
                                           2004   47,966  1.087 - 1.458   53,481       0.43         1.40 - 2.40         7.62 - 11.83
                                           2003   43,118  0.975 - 1.308   42,569       0.41         1.40 - 2.25         0.25 - 41.41

American Funds Growth                      2007   94,305  1.367 - 1.944  145,803       0.76         1.40 - 2.50         9.53 - 10.83
   Subaccount (Class 2)                    2006  103,614  1.240 - 1.762  144,999       0.79         1.40 - 2.50          7.48 - 8.67
                                           2005  106,505  1.147 - 1.628  137,247       0.72         1.40 - 2.50       (1.12) - 19.73
                                           2004  100,571  1.078 - 1.426  112,595       0.18         1.40 - 2.40         9.76 - 10.92
                                           2003   91,488  0.975 - 1.291   91,278       0.12         1.40 - 2.40         1.68 - 41.56

American Funds Growth-Income               2007   87,797  1.214 - 1.662  134,369       1.48         1.40 - 2.50          2.43 - 3.52
   Subaccount (Class 2)                    2006   94,505  1.178 - 1.611  140,083       1.56         1.40 - 2.50        12.39 - 13.65
                                           2005   97,605  1.042 - 1.424  127,886       1.36         1.40 - 2.50        (0.90) - 9.66
                                           2004   91,850  1.234 - 1.370  116,134       0.93         1.40 - 2.40          7.77 - 8.91
                                           2003   78,303  1.145 - 1.263   91,197       1.14         1.40 - 2.40         3.34 - 36.62

Credit Suisse Trust Emerging               2007       --  1.699 - 2.871       --         --         1.40 - 2.00          4.63 - 4.81
   Markets Subaccount (a)                  2006      838  1.623 - 2.744    1,390       0.58         1.40 - 2.00        29.92 - 30.71
                                           2005      848  1.247 - 2.112    1,077       0.69         1.40 - 2.00        25.42 - 26.16
                                           2004      899  0.992 - 1.684      907       0.29         1.40 - 2.00        10.57 - 23.20
                                           2003      782  0.809 - 0.819      639         --         1.40 - 1.80        40.45 - 40.96

Dreyfus VIF Appreciation                   2007    1,115  1.077 - 1.471    1,263       1.58         1.40 - 2.20          4.80 - 5.62
   Subaccount (Initial Shares)             2006    1,395  1.024 - 1.398    1,492       1.59         1.40 - 2.20        13.91 - 14.88
                                           2005    1,662  0.895 - 1.222    1,564       0.02         1.40 - 2.20          2.11 - 2.93
                                           2004    2,012  0.873 - 1.192    1,830       1.59         1.40 - 2.20          2.78 - 3.62
                                           2003    2,332  0.846 - 1.156    2,023       1.54         1.40 - 2.20        15.72 - 21.75

Dreyfus VIF Developing Leaders             2007    2,928  0.988 - 1.278    3,015       0.77         1.40 - 2.20    (13.00) - (12.33)
   Subaccount (Initial Shares)             2006    3,604  1.131 - 1.463    4,249       0.41         1.40 - 2.20          1.48 - 2.38
                                           2005    4,313  1.110 - 1.435    4,973         --         1.40 - 2.20          3.50 - 4.33
                                           2004    4,965  1.068 - 1.381    5,514       0.19         1.40 - 2.20          8.90 - 9.81
                                           2003    6,065  0.977 - 1.263    6,095       0.03         1.40 - 2.20        21.39 - 37.11

DWS VIT Small Cap Index                    2007       --  1.661 - 1.693       --       0.84         1.40 - 1.60          4.99 - 5.02
   Subaccount (Class A) (a)                2006    3,794  1.582 - 1.612    6,056       0.67         1.40 - 1.60        15.64 - 15.89
                                           2005    4,825  1.368 - 1.391    6,646       0.64         1.40 - 1.60          2.63 - 2.81
                                           2004    5,508  1.333 - 1.353    7,385       0.43         1.40 - 1.60        15.81 - 16.14
                                           2003    5,770  1.151 - 1.165    6,673       0.94         1.40 - 1.60        44.24 - 44.36

Fidelity VIP Contrafund                    2007    4,968  1.447 - 2.039    7,712       0.68         1.40 - 2.20        14.70 - 15.68
   Subaccount (Service Class 2)            2006    6,101  1.256 - 1.770    8,145       0.98         1.40 - 2.20          9.01 - 9.90
                                           2005    6,806  1.148 - 1.617    8,239       0.12         1.40 - 2.20        14.14 - 15.01
                                           2004    5,749  1.002 - 1.411    6,075       0.21         1.40 - 2.20        12.63 - 13.60
                                           2003    6,028  0.886 - 1.248    5,560       0.29         1.40 - 2.20        26.03 - 32.17

                                                        AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                 -------------------------------  --------------------------------------------------
                                                          UNIT VALUE(1)    NET    INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                  UNITS     LOWEST TO    ASSETS      INCOME         LOWEST TO          LOWEST TO
                                                  (000s)   HIGHEST ($)   ($000s)    RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                                 -------  -------------  -------  -------------  ----------------   ----------------
Fidelity VIP Contrafund                    2007   19,047  1.433 - 2.056   33,033       0.85         1.40 - 2.50        14.57 - 15.86
   Subaccount (Service Class)              2006   19,733  1.243 - 1.781   29,608       1.12         1.40 - 2.50          8.88 - 9.99
                                           2005   19,531  1.136 - 1.625   26,567       0.19         1.40 - 2.50         0.16 - 19.20
                                           2004   17,607  1.143 - 1.416   20,698       0.25         1.40 - 2.40        11.87 - 13.69
                                           2003   16,912  1.009 - 1.250   17,398       0.35         1.40 - 2.40         0.00 - 33.65

Fidelity VIP Dynamic Capital Appreciation  2007      128  1.295 - 1.616      175       0.08         1.40 - 1.80          4.80 - 5.30
   Subaccount (Service Class 2)            2006      233  1.235 - 1.542      300       0.24         1.40 - 1.80        11.76 - 12.17
                                           2005      258  1.105 - 1.379      301         --         1.40 - 1.80        18.47 - 19.03
                                           2004      176  0.932 - 1.164      175         --         1.40 - 1.80      (0.53) - (0.11)
                                           2003      157  0.937 - 1.170      150         --         1.40 - 1.80        22.64 - 26.49

Fidelity VIP Mid Cap                       2007    8,416  1.425 - 2.377   18,559       0.49         1.40 - 2.50        12.54 - 13.74
   Subaccount (Service Class 2)            2006    9,659  1.259 - 2.099   18,831       0.18         1.40 - 2.50         3.20 - 10.85
                                           2005    9,578  1.142 - 1.901   16,969         --         1.40 - 2.40       (0.28) - 17.96
                                           2004    8,013  1.456 - 1.640   12,315         --         1.40 - 2.40        18.86 - 22.91
                                           2003    5,541  1.196 - 1.339    6,985       0.16         1.40 - 2.40         2.66 - 46.33

FTVIPT Franklin Income Securities          2007    6,270  1.219 - 1.255    7,805       3.32         1.40 - 2.50        (3.33) - 2.28
   Subaccount (Class 2)                    2006    4,237  1.208 - 1.227    5,170       3.10         1.40 - 2.35        11.02 - 16.63
                                           2005    1,900  1.046 - 1.052    1,995       0.02         1.40 - 2.35        (3.14) - 2.33

FTVIPT Franklin Small-Mid Cap Growth       2007    8,132  0.995 - 1.716    8,907         --         1.40 - 2.40          8.60 - 9.63
   Securities Subaccount (Class 2)         2006    9,088  0.911 - 1.571    9,146         --         1.40 - 2.40          6.11 - 7.22
                                           2005   10,845  0.853 - 1.472   10,133         --         1.40 - 2.40         2.31 - 14.55
                                           2004   11,931  0.829 - 1.430   10,642         --         1.40 - 2.40         4.48 - 13.62
                                           2003   12,653  0.757 - 1.306    9,985         --         1.40 - 2.40       (0.83) - 42.11

FTVIPT Templeton Developing Markets        2007    4,157  1.924 - 3.589   13,994       2.21         1.40 - 2.40        25.74 - 27.00
   Securities Subaccount (Class 2)         2006    4,308  1.523 - 2.826   11,490       1.08         1.40 - 2.40        25.01 - 26.27
                                           2005    3,303  1.211 - 2.238    6,949       1.29         1.40 - 2.40         7.89 - 25.66
                                           2004    1,831  1.536 - 1.781    3,084       1.83         1.40 - 2.40        14.80 - 23.00
                                           2003      616  1.263 - 1.448      887       0.08         1.40 - 2.20         5.65 - 40.88

FTVIPT Templeton Foreign Securities        2007   19,668  1.451 - 2.188   33,014       1.98         1.40 - 2.50        12.59 - 13.85
   Subaccount (Class 2)                    2006   21,163  1.281 - 1.930   31,284       1.23         1.40 - 2.50         5.63 - 19.73
                                           2005   19,192  1.075 - 1.618   23,726       1.15         1.40 - 2.40         3.23 - 11.51
                                           2004   16,124  1.063 - 1.495   17,993       1.05         1.40 - 2.40        10.18 - 16.85
                                           2003   14,316  0.913 - 1.284   13,437       1.73         1.40 - 2.40         3.61 - 51.06

Janus Aspen Global Life Sciences           2007    1,306  1.228 - 1.893    1,685         --         1.40 - 2.20        19.06 - 20.04
   Subaccount (Service Shares)             2006    1,368  1.027 - 1.584    1,474         --         1.40 - 2.20          4.01 - 4.88
                                           2005    1,622  0.984 - 1.516    1,661         --         1.40 - 2.20         9.90 - 10.69
                                           2004    2,002  0.892 - 1.374    1,850         --         1.40 - 2.20        11.72 - 12.67
                                           2003    2,232  0.795 - 1.225    1,822         --         1.40 - 2.20        10.76 - 27.00

Janus Aspen Global Technology              2007    1,872  0.472 - 1.861      920       0.32         1.40 - 1.80        19.49 - 20.00
   Subaccount (Service Shares)             2006    2,280  0.395 - 1.557      936         --         1.40 - 1.80          5.90 - 6.30
                                           2005    2,656  0.373 - 1.470    1,018         --         1.40 - 1.80         9.54 - 10.12
                                           2004    3,327  0.340 - 1.342    1,176         --         1.40 - 1.80      (1.45) - (0.86)
                                           2003    4,109  0.345 - 1.359    1,454         --         1.40 - 1.80        43.35 - 44.58

Janus Aspen Mid Cap Growth                 2007    9,766  0.647 - 2.254    7,233       0.07         1.40 - 2.40        18.85 - 20.22
   Subaccount (Service Shares)             2006   10,335  0.541 - 1.885    6,408         --         1.40 - 2.40        10.63 - 11.69
                                           2005   12,037  0.486 - 1.694    6,585         --         1.40 - 2.40         5.50 - 10.47
                                           2004   13,113  0.442 - 1.540    6,267         --         1.40 - 2.40        14.81 - 18.78
                                           2003   14,579  0.373 - 1.301    5,712         --         1.40 - 2.20         1.73 - 36.80

                                                        AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)               INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS     LOWEST TO     NET ASSETS     INCOME         LOWEST TO        LOWEST TO
                                               (000S)    HIGHEST ($)     ($000S)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                               -------  --------------  ----------  -------------  ----------------  ---------------
Janus Aspen Worldwide Growth             2007    3,407   0.711 - 1.576      2,526        0.55         1.40 - 2.20        6.99 - 7.81
   Subaccount (Service Shares)           2006    4,002   0.662 - 1.468      2,741        1.60         1.40 - 2.20      15.34 - 16.27
                                         2005    4,617   0.572 - 1.267      2,716        1.17         1.40 - 2.20        3.30 - 4.10
                                         2004    5,941   0.551 - 1.222      3,358        0.88         1.40 - 2.20        2.28 - 3.13
                                         2003    6,874   0.537 - 1.190      3,765        0.83         1.40 - 2.20      19.96 - 24.47

LMPIS Premier Selections All Cap Growth  2007       --   1.001 - 1.498         --        0.08         1.40 - 2.10        6.29 - 6.44
   Subaccount (a)                        2006    1,462   0.941 - 1.408      1,470          --         1.40 - 2.20        5.00 - 5.82
                                         2005    1,615   0.893 - 1.336      1,574        0.12         1.40 - 2.20        4.22 - 6.34
                                         2004    1,776   0.855 - 1.279      1,615          --         1.40 - 2.05      (1.85) - 9.83
                                         2003    1,830   0.846 - 1.266      1,597          --         1.40 - 2.00      15.13 - 33.12

LMPVET Aggressive Growth                 2007   41,672   1.181 - 1.585     60,855          --         1.40 - 2.50      (6.31) - 0.14
   Subaccount (Class I)                  2006   48,369   1.186 - 1.590     70,692          --         1.40 - 2.40        6.25 - 7.28
                                         2005   54,850   1.111 - 1.488     74,919          --         1.40 - 2.40       4.42 - 18.92
                                         2004   59,849   1.218 - 1.357     74,443          --         1.40 - 2.40        1.42 - 8.43
                                         2003   59,945   1.135 - 1.256     68,824          --         1.40 - 2.25       5.58 - 37.35

LMPVET Appreciation                      2007   20,864   1.218 - 1.571     27,697        1.04         1.40 - 2.50        5.74 - 6.94
   Subaccount (Class I)                  2006   22,505   1.145 - 1.475     27,954        1.10         1.40 - 2.50      11.09 - 13.18
                                         2005   24,355   1.016 - 1.308     26,761        0.84         1.40 - 2.40        1.58 - 7.29
                                         2004   25,168   1.022 - 1.277     26,698        1.14         1.40 - 2.40        3.48 - 7.22
                                         2003   24,486   0.956 - 1.195     24,001        0.71         1.40 - 2.25       5.25 - 30.24

LMPVET Appreciation
   Subaccount (Class II) (b)             2007    2,079   1.157 - 1.674      3,155        0.79         1.40 - 2.25        1.21 - 1.35

LMPVET Capital Subaccount                2007   19,830   1.165 - 1.690     28,902        0.37         1.40 - 2.50      (0.68) - 0.48
                                         2006   23,023   1.166 - 1.682     33,725        0.60         1.40 - 2.50      10.89 - 11.98
                                         2005   26,340   1.046 - 1.502     34,871        0.37         1.40 - 2.50      (1.29) - 8.18
                                         2004   25,718   1.174 - 1.447     33,676        0.37         1.40 - 2.40        3.30 - 5.16
                                         2003   15,221   1.127 - 1.376     19,820        0.11         1.40 - 2.40       2.08 - 34.70

LMPVET Dividend Strategy                 2007    1,382   0.947 - 1.408      1,516        2.04         1.40 - 2.40        3.85 - 4.96
   Subaccount                            2006    1,267   0.906 - 1.347      1,316        2.07         1.40 - 2.40      15.16 - 16.31
                                         2005    1,621   0.782 - 1.163      1,441        2.10         1.40 - 2.40      (2.52) - 0.82
                                         2004    1,247   0.798 - 1.186      1,128        1.10         1.40 - 2.40      (0.98) - 8.43
                                         2003    1,033   0.786 - 1.168        875        0.63         1.40 - 2.25       3.19 - 28.92

LMPVET Equity Index                      2007  510,910   0.930 - 1.578    635,436        1.59         1.40 - 3.50        1.56 - 3.68
   Subaccount (Class I)                  2006  696,948   0.908 - 1.539    846,950        1.53         1.40 - 3.50      11.34 - 13.84
                                         2005  802,906   0.809 - 1.381    875,448        1.49         1.40 - 3.60        0.77 - 3.08
                                         2004  827,617   0.796 - 1.368    888,905        1.66         1.40 - 3.60        6.60 - 8.99
                                         2003  790,182   0.740 - 1.282    784,654        1.44         1.40 - 3.60      23.60 - 28.20

LMPVET Equity Index                      2007   21,414   1.009 - 1.567     22,881        1.52         1.40 - 2.40        2.45 - 3.48
   Subaccount (Class II)                 2006   24,119   0.980 - 1.521     25,004        1.31         1.40 - 2.40      12.38 - 13.56
                                         2005   26,715   0.866 - 1.345     24,421        1.18         1.40 - 2.40        1.81 - 5.00
                                         2004   30,095   0.846 - 1.314     26,509        1.36         1.40 - 2.40        5.72 - 8.71
                                         2003   31,647   0.781 - 1.213     25,480        1.05         1.40 - 2.40       0.27 - 32.28

LMPVET Fundamental Value                 2007   38,925   1.186 - 1.641     60,012        1.28         1.40 - 2.40    (5.30) - (0.13)
   Subaccount (Class I)                  2006   28,840   1.194 - 1.650     44,554        1.55         1.40 - 2.40      14.03 - 15.14
                                         2005   33,539   1.042 - 1.439     45,112        0.90         1.40 - 2.40        1.76 - 6.47
                                         2004   37,666   1.233 - 1.398     49,206        0.66         1.40 - 2.40        0.90 - 7.09
                                         2003   37,720   1.168 - 1.315     46,332        0.64         1.40 - 2.25       1.83 - 45.30

                                                       AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                               ----------------------------------  -------------------------------------------------
                                                       UNIT VALUE(1)               INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                               UNITS      LOWEST TO    NET ASSETS     INCOME         LOWEST TO         LOWEST TO
                                               (000S)    HIGHEST ($)    ($000S)      RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                               ------  --------------  ----------  -------------  ----------------  ---------------
LMPVET Global Equity Subaccount          2007   5,768  1.229 - 1.871      9,189         0.56         1.40 - 2.50        2.33 - 3.48
                                         2006   6,106  1.194 - 1.808      9,469         1.13         1.40 - 2.50      12.38 - 13.57
                                         2005   6,570  1.056 - 1.592      9,049         0.84         1.40 - 2.50        4.00 - 8.98
                                         2004   4,207  1.226 - 1.515      5,718         0.59         1.40 - 2.40        4.03 - 9.24
                                         2003   1,708  1.139 - 1.394      2,261         0.26         1.40 - 2.40       1.61 - 39.46

LMPVET International All Cap             2007   5,884  0.934 - 2.024      5,655         0.90         1.40 - 2.20        3.99 - 4.79
   Opportunity Subaccount                2006   6,613  0.894 - 1.938      6,063         2.09         1.40 - 2.20      23.11 - 24.22
                                         2005   7,392  0.724 - 1.568      5,465         1.32         1.40 - 2.20       9.32 - 10.13
                                         2004   8,715  0.659 - 1.429      5,867         0.86         1.40 - 2.20      15.60 - 18.88
                                         2003  11,293  0.570 - 1.234      6,532         1.10         1.40 - 2.00      20.33 - 32.97

LMPVET Investors Subaccount (Class I)    2007  18,649  1.240 - 1.675     27,296         1.46         1.40 - 2.35        1.46 - 2.43
                                         2006   8,987  1.217 - 1.642     12,941         1.56         1.40 - 2.35      15.58 - 16.63
                                         2005  11,202  1.049 - 1.413     13,841         1.17         1.40 - 2.35        4.12 - 6.93
                                         2004  12,331  1.153 - 1.351     14,502         1.39         1.40 - 2.25        2.76 - 8.91
                                         2003  14,232  1.064 - 1.246     15,341         1.47         1.40 - 2.05       3.89 - 37.38

LMPVET Large Cap Growth                  2007  30,054  0.994 - 1.484     31,236         0.04         1.40 - 2.40        2.75 - 3.85
   Subaccount (Class I)                  2006  34,705  0.961 - 1.435     34,779         0.15         1.40 - 2.40        2.13 - 3.14
                                         2005  39,492  0.936 - 1.397     38,465         0.13         1.40 - 2.40       0.20 - 11.99
                                         2004  43,792  0.905 - 1.352     40,897         0.35         1.40 - 2.40    (5.19) - (0.35)
                                         2003  46,327  0.918 - 1.371     43,289         0.02         1.40 - 2.25       3.17 - 47.74

LMPVET Mid Cap Core                      2007   9,556  1.269 - 1.708     16,083         0.37         1.40 - 2.40        4.60 - 5.63
   Subaccount (Class I)                  2006  11,609  1.208 - 1.620     18,528         0.52         1.40 - 2.40      12.05 - 13.24
                                         2005  13,957  1.072 - 1.436     19,690         0.60         1.40 - 2.40       2.58 - 12.72
                                         2004  15,651  1.247 - 1.350     20,750           --         1.40 - 2.40      (0.08) - 8.88
                                         2003  16,569  1.158 - 1.245     20,229           --         1.40 - 2.25       0.96 - 36.18

LMPVET Multiple Discipline Large Cap     2007      --  1.142 - 1.652         --         0.50         1.40 - 2.25        1.31 - 2.04
   Growth and Value Subaccount (c)       2006   2,799  1.124 - 1.619      4,096         0.78         1.40 - 2.25       8.49 - 10.74
                                         2005   2,948  1.048 - 1.462      3,882         0.67         1.40 - 2.25        1.20 - 3.35
                                         2004   2,708  1.171 - 1.432      3,556         0.89         1.40 - 2.25      (0.68) - 8.28
                                         2003   1,724  1.122 - 1.360      2,235         0.76         1.40 - 2.25       2.19 - 33.99

LMPVET Small Cap Growth                  2007   5,708  1.287 - 1.977      9,775           --         1.40 - 2.40        0.78 - 8.50
   Subaccount (Class I)                  2006   4,871  1.537 - 1.830      7,710           --         1.40 - 2.40      10.13 - 11.13
                                         2005   5,485  1.388 - 1.652      7,815           --         1.40 - 2.40        2.38 - 3.50
                                         2004   5,666  1.347 - 1.604      7,813           --         1.40 - 2.40       5.84 - 13.49
                                         2003   5,986  1.191 - 1.418      7,249           --         1.40 - 2.40       2.15 - 60.05

LMPVPI All Cap Subaccount (Class I) (a)  2007      --  1.515 - 1.733         --         0.29         1.40 - 2.40        4.67 - 4.99
                                         2006  16,546  1.447 - 1.653     25,663         1.29         1.40 - 2.40      15.30 - 16.46
                                         2005  18,894  1.255 - 1.425     25,192         0.84         1.40 - 2.40        1.54 - 2.60
                                         2004  21,027  1.236 - 1.395     27,387         0.52         1.40 - 2.40        0.98 - 6.86
                                         2003  22,824  1.170 - 1.311     27,887         0.26         1.40 - 2.20       0.34 - 46.15

LMPVPII Growth and Income                2007     --   1.274 - 1.544         --         0.06         1.40 - 2.20        4.19 - 4.59
   Subaccount (Class I) (a)              2006     565  1.220 - 1.479        746         0.39         1.40 - 2.20       9.97 - 10.78
                                         2005     628  1.105 - 1.340        752         0.35         1.40 - 2.20        1.38 - 2.19
                                         2004     707  1.086 - 1.316        834         0.86         1.40 - 2.20        6.09 - 6.91
                                         2003     756  1.020 - 1.237        811         0.46         1.40 - 2.20      10.70 - 32.69

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  ------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS     INCOME         LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                               ------  -------------  ----------  -------------  ---------------- ----------------
LMPVPV Small Cap Growth                  2007      --  1.273 - 1.880        --         0.02         1.40 - 2.40        6.42 - 6.75
   Opportunities Subaccount (a)          2006   1,988  1.194 - 1.763     2,785           --         1.40 - 2.40       4.65 - 11.36
                                         2005   2,422  1.123 - 1.590     3,105           --         1.40 - 2.40       0.00 - 11.71
                                         2004   2,238  1.090 - 1.543     2,798         0.08         1.40 - 2.40     (0.14) - 17.67
                                         2003   1,932  0.960 - 1.359     1,986           --         1.40 - 2.25       2.07 - 54.61

LMPVPI Large Cap Growth                  2007      --  1.232 - 1.483        --           --         1.40 - 2.00        4.03 - 4.32
   Subaccount (Class I) (a)              2006     515  1.183 - 1.425       634           --         1.40 - 2.00        2.17 - 2.73
                                         2005     793  1.156 - 1.392       949         0.02         1.40 - 2.00        3.13 - 3.81
                                         2004     625  1.118 - 1.346       726         0.16         1.40 - 2.00    (1.47) - (0.88)
                                         2003     580  1.133 - 1.364       665         0.04         1.40 - 2.00      26.25 - 42.50

LMPVPII Aggressive Growth                2007      --  1.371 - 1.705        --           --         1.40 - 2.00        3.43 - 3.59
   Subaccount (Class I) (a)              2006     654  1.324 - 1.648       948           --         1.40 - 2.00        8.85 - 9.59
                                         2005   1,044  1.211 - 1.511     1,344           --         1.40 - 2.00        7.75 - 8.35
                                         2004     924  1.120 - 1.400     1,124           --         1.40 - 2.00        6.90 - 7.55
                                         2003     828  1.043 - 1.306       952           --         1.40 - 2.00       9.86 - 38.13

LMPVET Capital and Income                2007  19,503  1.156 - 1.505    26,580         1.14         1.40 - 2.40        2.86 - 3.94
   Subaccount (Class II)                 2006  21,523  1.119 - 1.448    28,520         1.56         1.40 - 2.40        0.48 - 8.95
                                         2005  22,405  1.032 - 1.329    27,404         1.24         1.40 - 2.40        0.96 - 4.24
                                         2004  20,182  1.115 - 1.293    24,276         0.98         1.40 - 2.40        0.90 - 3.52
                                         2003  11,039  1.088 - 1.249    13,312         0.57         1.40 - 2.40       3.52 - 23.08

LMPVIT Adjustable Rate Income            2007   3,229  0.989 - 1.033     3,282         4.37         1.40 - 2.40      (1.10) - 0.00
   Subaccount                            2006   3,734  1.000 - 1.033     3,811         4.71         1.40 - 2.40        1.73 - 2.68
                                         2005   3,871  0.983 - 1.006     3,862         3.28         1.40 - 2.40      (0.10) - 0.90
                                         2004   3,037  0.984 - 0.997     3,010         2.24         1.40 - 2.40    (1.20) - (0.20)
                                         2003     192  0.996 - 0.999       191         0.85         1.40 - 2.40      (0.30) - 0.00

LMPVIT Diversified Strategic Income      2007   9,550  1.107 - 1.306    12,175         4.87         1.40 - 2.40      (0.44) - 0.62
   Subaccount                            2006  11,836  1.109 - 1.298    15,042         5.76         1.40 - 2.40        2.90 - 3.92
                                         2005  13,581  1.075 - 1.249    16,621         5.25         1.40 - 2.40        0.18 - 1.42
                                         2004  15,046  1.100 - 1.235    18,290         4.81         1.40 - 2.40        3.67 - 5.26
                                         2003  15,907  1.057 - 1.174    18,523         6.38         1.40 - 2.20       0.76 - 10.23

LMPVIT High Income Subaccount            2007  14,004  1.072 - 1.481    17,958         8.34         1.40 - 2.40    (2.02) - (1.11)
                                         2006  15,674  1.089 - 1.504    20,307         7.56         1.40 - 2.40        8.33 - 9.44
                                         2005  17,665  1.000 - 1.379    20,957         7.64         1.40 - 2.40      (0.91) - 2.06
                                         2004  19,445  1.121 - 1.369    22,743         8.71         1.40 - 2.40        7.44 - 9.51
                                         2003  18,911  1.033 - 1.262    20,255         9.13         1.40 - 2.25       0.27 - 25.81

LMPVIT Money Market Subaccount           2007  30,893  1.026 - 1.148    34,408         4.78         1.40 - 2.40        2.39 - 3.52
                                         2006  29,384  1.000 - 1.109    31,769         4.54         1.40 - 2.40        2.24 - 3.16
                                         2005  25,021  0.977 - 1.075    26,434         2.76         1.40 - 2.40        0.31 - 1.42
                                         2004  28,307  0.971 - 1.060    29,632         0.87         1.40 - 2.40    (1.51) - (0.56)
                                         2003  32,260  0.984 - 1.066    34,143         0.67         1.40 - 2.40    (1.40) - (0.10)

LMPVPIII Large Cap Value Subaccount (a)  2007      --  1.276 - 1.670        --         0.38         1.40 - 2.20        4.88 - 5.13
                                         2006  14,404  1.215 - 1.591    17,784         1.23         1.40 - 2.20      15.69 - 16.65
                                         2005  16,048  1.046 - 1.372    17,016         1.52         1.40 - 2.20        4.20 - 5.01
                                         2004  19,248  1.000 - 1.314    19,458         1.85         1.40 - 2.20        8.18 - 9.11
                                         2003  21,186  0.920 - 1.212    19,661         1.73         1.40 - 2.20      19.57 - 26.51

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  ------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS     INCOME         LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                               ------  -------------  ----------  -------------  ---------------- ----------------
Lord Abbett Growth and Income            2007      --  1.227 - 1.693        --           --         1.40 - 2.40       3.67 -  3.99
   Subaccount (Class VC) (a)             2006   5,963  1.182 - 1.628     9,179         1.34         1.40 - 2.40      14.49 - 15.63
                                         2005   5,440  1.027 - 1.408     7,265         1.13         1.40 - 2.40      (0.98) - 7.54
                                         2004   3,429  1.253 - 1.382     4,595         1.25         1.40 - 2.40       7.28 - 11.09
                                         2003   1,289  1.141 - 1.244     1,588         1.19         1.40 - 2.20       2.24 - 22.07

Lord Abbett Mid-Cap Value                2007      --  1.305 - 2.007        --           --         1.40 - 2.50       9.88 - 10.27
   Subaccount (Class VC) (a)             2006   6,904  1.185 - 1.820    11,884         0.49         1.40 - 2.50       9.48 - 10.71
                                         2005   7,589  1.076 - 1.644    11,900         0.51         1.40 - 2.50       4.53 - 13.03
                                         2004   5,149  1.398 - 1.541     7,715         0.45         1.40 - 2.40       0.86 - 22.30
                                         2003   1,811  1.155 - 1.260     2,264         1.07         1.40 - 2.25       0.26 - 23.99

MIST Batterymarch Mid-Cap Stock          2007   1,568  1.489 - 1.753     2,429         0.30         1.40 - 2.00       3.95 -  4.57
   Subaccount (Class A)                  2006   1,702  1.429 - 1.683     2,520           --         1.40 - 2.00    (5.06) - (4.68)

MIST BlackRock High Yield                2007   1,284  1.362 - 1.434     1,795        10.20         1.29 - 2.09        0.57 - 1.30
   Subaccount (Class A)                  2006   1,629  1.350 - 1.421     2,250           --         1.40 - 2.20        4.95 - 5.57

MIST BlackRock Large-Cap Core
   Subaccount (Class E) (b)              2007   6,780  1.033 - 1.702     7,353           --         1.40 - 2.50      (0.70) - 0.00

MIST BlackRock Large-Cap Core            2007      --  1.035 - 1.706        --         0.69         1.40 - 2.50        4.53 - 4.93
   Subaccount (Class A) (a)              2006   7,745  0.988 - 1.628     7,983           --         1.40 - 2.50        5.31 - 6.07

MIST Dreman Small-Cap Value              2007     970  1.289 - 1.328     1,280           --         1.40 - 2.50   (11.59) - (2.35)
   Subaccount (Class A)                  2006     535  1.337 - 1.360       724         0.62         1.40 - 2.40       6.03 - 17.13

MIST Harris Oakmark International        2007   6,922  1.109 - 1.903     8,917         0.93         1.39 - 2.49   (11.52) - (2.23)
   Subaccount (Class A)                  2006   6,710  1.139 - 1.954     8,895           --         1.36 - 2.36       9.61 - 10.40

MIST Janus Forty Subaccount (Class A)    2007   8,920  0.859 - 2.101     8,138         0.17         1.40 - 2.20      10.73 - 28.49
                                         2006   9,058  0.671 - 1.640     6,601           --         1.40 - 2.20        2.09 - 2.69

MIST Lazard Mid-Cap
   Subaccount (Class B) (b)              2007     374  1.119 - 1.144       423           --         1.40 - 2.25   (14.80) - (9.15)

MIST Legg Mason Partners Managed Assets  2007     212  1.228 - 1.265       268         2.47         1.40 - 2.20      (0.32) - 4.89
   Subaccount (Class A)                  2006     203  1.194 - 1.206       244           --         1.40 - 1.80        5.57 - 5.79

MIST Lord Abbett Bond Debenture          2007   2,104  1.364 - 1.486     2,944         5.43         1.40 - 2.20        4.52 - 5.41
   Subaccount (Class A)                  2006   2,436  1.300 - 1.416     3,241           --         1.40 - 2.20        4.42 - 4.88

MIST Lord Abbett Growth and Income       2007  20,355  1.082 - 1.106    22,311         0.67         1.15 - 2.50      (2.16) - 2.50
   Subaccount (Class B)                  2006  16,165  1.069 - 1.079    17,383           --         1.15 - 2.50        6.79 - 7.79

MIST Lord Abbett Mid-Cap Value           2007  10,309  1.045 - 1.065    10,913         0.07         1.40 - 2.50   (10.68) - (0.75)
   Subaccount (Class B)                  2006     578  1.068 - 1.073       619           --         1.40 - 2.20       3.89 - 14.42

MIST Met/AIM Capital Appreciation        2007   1,472  1.055 - 1.583     1,822         0.09         1.40 - 2.25       9.44 - 10.29
   Subaccount (Class A)                  2006   1,460  0.960 - 1.440     1,655         0.17         1.40 - 2.25    (1.65) - (1.01)

MIST Met/AIM Small Cap Growth            2007     359  1.393 - 1.430       511           --         1.40 - 2.40        8.74 - 9.83
   Subaccount (Class A)                  2006     127  1.281 - 1.302       165           --         1.40 - 2.40     (1.31) - 14.16

MIST MFS Emerging Markets Equity
   Subaccount (Class A) (b)              2007     686  2.125 - 3.585     1,507           --         1.40 - 2.20      10.46 - 25.40

                                                        AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                ---------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS    LOWEST TO    NET ASSETS     INCOME         LOWEST TO         LOWEST TO
                                                (000S)   HIGHEST ($)     ($000S)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                                ------  -------------  ----------  -------------  ---------------- ----------------
MIST MFS Research International
   Subaccount (Class B) (b)               2007   4,232  1.554 - 2.235     7,041           --         1.40 - 2.20      (0.85) - 4.59

MIST MFS Value Subaccount (Class A)       2007   4,985  1.305 - 1.496     7,375           --         1.40 - 2.40        5.03 - 6.10
                                          2006   4,445  1.236 - 1.410     6,215         1.57         1.40 - 2.40       0.58 - 10.68

MIST Neuberger Berman Real Estate         2007   4,818  1.008 - 1.026     4,927         1.26         1.40 - 2.50   (16.90) - (2.70)
   Subaccount (Class A)                   2006   7,149  1.213 - 1.222     8,723           --         1.40 - 2.50       3.93 - 21.83

MIST PIMCO Inflation Protected Bond
   Subaccount (Class A) (b)               2007   5,457  1.061 - 1.223     6,545           --         1.40 - 2.50        5.66 - 6.44

MIST Pioneer Fund Subaccount (Class A)    2007     545  1.314 - 1.650       864         0.78         1.40 - 2.35        2.50 - 3.58
                                          2006     418  1.282 - 1.593       636           --         1.40 - 2.35        7.00 - 7.64

MIST Pioneer Mid-Cap Value                2007      --  1.284 - 1.304        --         0.51         1.40 - 2.20       7.99 - 10.51
   Subaccount (Class A) (a)               2006     184  1.166 - 1.180       216         0.26         1.40 - 2.15       4.86 - 14.59

MIST Pioneer Strategic Income             2007   5,144  1.101 - 1.547     7,471         0.66         1.40 - 2.40        4.08 - 5.17
   Subaccount (Class A)                   2006   4,573  1.052 - 1.471     6,356         5.11         1.40 - 2.40        1.64 - 3.66

MIST Third Avenue Small Cap Value         2007  14,577  0.969 - 0.985    14,308         0.47         1.40 - 2.40   (10.20) - (4.37)
   Subaccount (Class B)                   2006   6,235  1.023 - 1.030     6,411           --         1.40 - 2.40        1.99 - 5.99

MSF BlackRock Aggressive Growth           2007  13,328  0.686 - 1.813    10,040           --         1.40 - 2.40      17.57 - 18.82
   Subaccount (Class D)                   2006  15,366  0.580 - 1.533     9,659           --         1.40 - 2.40    (2.92) - (0.09)

MSF BlackRock Bond Income                 2007   3,672  1.146 - 1.346     4,852         3.27         1.40 - 2.00        4.18 - 4.83
   Subaccount (Class A)                   2006   4,196  1.100 - 1.284     5,303           --         1.40 - 2.00        3.68 - 3.97

MSF BlackRock Bond Income                 2007  13,734  1.072 - 1.315    17,299         3.15         1.40 - 2.50        3.55 - 4.70
   Subaccount (Class E)                   2006  15,501  1.042 - 1.256    18,640           --         1.40 - 2.40        3.27 - 3.89

MSF BlackRock Money Market                2007  36,314  1.043 - 1.245    44,661         4.93         1.40 - 2.00        2.96 - 3.66
   Subaccount (Class A)                   2006  17,555  1.013 - 1.201    20,882         3.29         1.40 - 2.00        2.01 - 2.30

MSF Capital Guardian U.S. Equity          2007   6,847  0.723 - 1.346     5,108         0.35         1.40 - 2.25    (6.65) - (1.46)
   Subaccount (Class A)                   2006   4,806  0.737 - 1.371     3,647           --         1.40 - 2.25        2.32 - 2.86

MSF FI Large Cap Subaccount (Class A)     2007  23,441  0.849 - 1.407    20,786         0.17         1.40 - 2.40        1.48 - 2.58
                                          2006  27,324  0.832 - 1.378    23,627           --         1.40 - 2.40        0.79 - 1.46

MSF FI Value Leaders                      2007  15,102  1.132 - 1.504    21,291         0.84         1.40 - 2.40        1.66 - 2.68
   Subaccount (Class D)                   2006  17,467  1.108 - 1.471    24,027           --         1.40 - 2.40        2.00 - 2.68

MSF MetLife Aggressive Allocation         2007   1,143  1.061 - 1.081     1,232         0.06         1.40 - 2.50      (7.41) - 1.79
   Subaccount (Class B)                   2006   1,025  1.054 - 1.062     1,088           --         1.40 - 2.50        5.19 - 5.99

MSF MetLife Conservative Allocation       2007   1,906  1.077 - 1.087     2,066           --         1.40 - 1.95        3.35 - 4.12
   Subaccount (Class B)                   2006   1,185  1.040 - 1.044     1,235           --         1.40 - 1.95        3.90 - 4.30

MSF MetLife Conservative to Moderate      2007   3,961  1.071 - 1.086     4,281           --         1.40 - 2.20      (0.37) - 3.33
   Allocation Subaccount (Class B)        2006   1,496  1.045 - 1.051     1,569           --         1.40 - 2.15        4.29 - 4.89

MSF MetLife Moderate Allocation           2007   6,915  1.073 - 1.086     7,467         0.01         1.40 - 2.15        2.09 - 2.84
   Subaccount (Class B)                   2006   4,206  1.051 - 1.056     4,432           --         1.40 - 2.15        4.15 - 5.39

                                                        AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                ---------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS    LOWEST TO    NET ASSETS     INCOME         LOWEST TO         LOWEST TO
                                                (000S)   HIGHEST ($)     ($000S)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                                ------  -------------  ----------  -------------  ----------------  ---------------
MSF MetLife Moderate to Aggressive        2007   6,637  1.069 - 1.086     7,164        0.03          1.40 - 2.35      (0.56) - 2.36
   Allocation Subaccount (Class B)        2006   3,708  1.054 - 1.061     3,924          --          1.40 - 2.35        5.19 - 5.89

MSF MFS Total Return                      2007  49,655  1.137 - 1.547    74,381        1.99          1.40 - 2.50        1.58 - 2.72
   Subaccount (Class F)                   2006  56,041  1.113 - 1.506    81,925          --          1.40 - 2.50        6.18 - 7.04

MSF Morgan Stanley EAFE Index             2007   1,121  1.184 - 1.188     1,329        0.63          1.40 - 1.60        9.02 - 9.29
   Subaccount (Class A)                   2006      73  1.086 - 1.087        80          --          1.40 - 1.60      15.90 - 18.41

MSF Oppenheimer Global Equity             2007   6,590  1.085 - 1.103     7,242        0.88          1.40 - 2.40        3.73 - 4.85
   Subaccount (Class B)                   2006   6,643  1.045 - 1.052     6,979          --          1.34 - 2.34        4.92 - 5.62

MSF Russell 2000 Index
   Subaccount (Class A) (b)               2007   2,854  1.530 - 1.561     4,409          --          1.40 - 1.60    (7.89) - (7.80)

MSF T. Rowe Price Large Cap Growth        2007  17,433  1.136 - 1.152    20,033        0.20          1.40 - 2.20      (0.18) - 7.66
   Subaccount (Class B)                   2006  20,169  1.064 - 1.070    21,564          --          1.40 - 2.20        6.61 - 7.21

MSF Western Asset Management High         2007      --  1.201 - 1.209        --       10.95          1.40 - 1.60        3.80 - 3.96
   Yield Bond Subaccount (Class A) (a)    2006     155  1.157 - 1.163       180          --          1.40 - 1.60        6.24 - 6.31

MSF Western Asset Management              2007     312  1.091 - 1.115       345        3.07          1.25 - 1.85        1.10 - 3.05
   U.S. Government Subaccount (Class A)   2006      52  1.077 - 1.082        56          --          1.25 - 1.45        3.56 - 3.64

PIMCO VIT Real Return                     2007      --  0.999 - 1.148        --        1.55          1.40 - 2.50        1.72 - 2.06
   Subaccount (Administrative Class) (a)  2006   6,380  0.981 - 1.125     7,080        4.24          1.40 - 2.50    (1.79) - (0.71)
                                          2005   6,401  0.993 - 1.133     7,180        2.82          1.40 - 2.50      (0.70) - 0.71
                                          2004   5,123  1.110 - 1.125     5,741        1.05          1.40 - 2.40      (0.18) - 7.35
                                          2003   1,642  1.042 - 1.048     1,718        0.48          1.40 - 2.25      (0.19) - 4.81

PIMCO VIT Total Return                    2007  38,392  1.088 - 1.346    49,274        4.80          1.40 - 2.50        6.06 - 7.25
   Subaccount (Administrative Class)      2006  41,512  1.020 - 1.255    49,901        4.42          1.40 - 2.50        0.48 - 2.37
                                          2005  43,917  1.001 - 1.226    51,745        3.41          1.40 - 2.40        0.00 - 1.36
                                          2004  44,262  1.048 - 1.213    52,072        1.88          1.40 - 2.40        0.77 - 3.41
                                          2003  46,045  1.024 - 1.173    53,044        2.86          1.40 - 2.25        0.10 - 3.62

Putnam VT Discovery Growth                2007     599  0.948 - 1.634       578          --          1.40 - 2.20        7.95 - 8.83
   Subaccount (Class IB)                  2006     436  0.875 - 1.508       391          --          1.40 - 2.20        8.64 - 9.55
                                          2005     408  0.802 - 1.383       335          --          1.40 - 2.20        4.92 - 5.69
                                          2004     427  0.761 - 1.313       332          --          1.40 - 2.20        5.25 - 6.18
                                          2003     481  0.721 - 1.242       355          --          1.40 - 2.20       3.60 - 41.46

Putnam VT International Equity            2007      --  1.490 - 2.143        --        2.86          1.40 - 2.20        8.06 - 8.38
   Subaccount (Class IB) (a)              2006   4,354  1.377 - 1.981     6,335        0.58          1.40 - 2.20      12.33 - 25.94
                                          2005   3,917  1.098 - 1.579     4,547        1.48          1.40 - 2.20       9.78 - 10.58
                                          2004   4,207  0.996 - 1.433     4,403        1.61          1.40 - 2.20      13.68 - 14.63
                                          2003   5,465  0.873 - 1.255     4,950        0.79          1.40 - 2.20       4.41 - 36.91

Putnam VT Small Cap Value                 2007      --  1.297 - 2.300        --        0.54          1.40 - 2.40        6.48 - 6.86
   Subaccount (Class IB) (a)              2006   6,232  1.216 - 2.156    12,221        0.32          1.40 - 2.40      14.53 - 15.64
                                          2005   7,054  1.056 - 1.871    11,997        0.18          1.40 - 2.40       0.68 - 13.21
                                          2004   6,803  1.521 - 1.780    11,022        0.35          1.40 - 2.40      11.65 - 24.40
                                          2003   6,680  1.235 - 1.436     8,691        0.32          1.40 - 2.25       0.00 - 56.94

                                                        AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                ---------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS    LOWEST TO    NET ASSETS     INCOME         LOWEST TO         LOWEST TO
                                                (000S)   HIGHEST ($)     ($000S)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                                ------  -------------  ----------  -------------  ----------------  ---------------
Van Kampen LIT Comstock                   2007   2,695  1.194 - 1.614     3,427        1.63          1.40 - 2.20    (4.47) - (3.69)
   Subaccount (Class II)                  2006   3,156  1.245 - 1.683     4,164        1.38          1.40 - 2.20      13.58 - 14.38
                                          2005   3,716  1.092 - 1.476     4,344        0.96          1.40 - 2.20        1.82 - 2.68
                                          2004   3,828  1.068 - 1.444     4,340        0.78          1.40 - 2.20      14.84 - 15.81
                                          2003   4,051  0.926 - 1.252     3,934        0.62          1.40 - 2.20      25.58 - 31.61

Van Kampen LIT Enterprise                 2007     351  0.967 - 0.994       345        0.16          1.40 - 1.80      10.39 - 10.94
   Subaccount (Class II)                  2006     360  0.876 - 1.329       319        0.22          1.40 - 2.20        4.40 - 5.29
                                          2005     521  0.835 - 1.288       467        0.51          1.40 - 2.20        5.56 - 6.38
                                          2004     616  0.788 - 1.216       518        0.14          1.40 - 2.20        1.52 - 2.30
                                          2003     665  0.773 - 1.193       548        0.22          1.40 - 2.20       9.05 - 23.93

Van Kampen LIT Strategic Growth           2007  15,200  0.889 - 1.552    13,848        0.05          1.40 - 2.40      14.20 - 15.37
   Subaccount (Class I)                   2006  17,726  0.774 - 1.351    14,168          --          1.40 - 2.40        0.41 - 1.40
                                          2005  20,659  0.766 - 1.338    16,241        0.27          1.40 - 2.40       5.41 - 13.65
                                          2004  24,100  0.722 - 1.262    17,717          --          1.40 - 2.40       1.56 - 10.17
                                          2003  29,344  0.687 - 1.200    20,412          --          1.40 - 2.40       2.58 - 27.12

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

6. SCHEDULES OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                    AIM V.I. CORE EQUITY  AMERICAN FUNDS GLOBAL GROWTH    AMERICAN FUNDS GROWTH
                                         SUBACCOUNT                SUBACCOUNT                  SUBACCOUNT
                                         (SERIES I)                 (CLASS 2)                   (CLASS 2)
                                   ---------------------  ----------------------------  ------------------------
                                     2007 (a)    2006            2007        2006           2007         2006
                                   ----------  ---------      ----------  ----------    -----------  -----------
Accumulation and annuity units
   beginning of year                2,094,655         --      50,190,254  49,414,866    103,614,238  106,505,439
Accumulation units issued and
   transferred from other funding
   options                              7,196  2,335,777       3,764,208   5,126,890      3,637,115    7,438,851
Accumulation units redeemed and
   transferred to other funding
   options                         (2,101,851)  (241,122)     (5,442,642) (4,351,502)   (12,946,369) (10,330,052)
Annuity units                              --         --              --          --             --           --
                                   ----------  ---------      ----------  ----------    -----------  -----------
Accumulation and annuity units
   end of year                             --  2,094,655      48,511,820  50,190,254     94,304,984  103,614,238
                                   ==========  =========      ==========  ==========    ===========  ===========

                                        DREYFUS VIF
                                    DEVELOPING LEADERS   DWS VIT SMALL CAP INDEX  FIDELITY VIP CONTRAFUND
                                        SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                     (INITIAL SHARES)           (CLASS A)            (SERVICE CLASS 2)
                                   --------------------  -----------------------  -----------------------
                                      2007       2006      2007 (a)      2006         2007        2006
                                   ---------  ---------   ----------  ----------   ----------  ----------
Accumulation and annuity units
   beginning of year               3,603,600  4,312,595    3,793,537   4,824,507    6,101,415   6,806,143
Accumulation units issued and
   transferred from other funding
   options                            42,056     68,011       39,470     143,588      527,304     406,374
Accumulation units redeemed and
   transferred to other funding
   options                          (717,394)  (777,006)  (3,833,007) (1,174,558)  (1,660,776) (1,111,102)
Annuity units                             --         --           --          --           --          --
                                   ---------  ---------   ----------  ----------   ----------  ----------
Accumulation and annuity units
   end of year                     2,928,262  3,603,600           --   3,793,537    4,967,943   6,101,415
                                   =========  =========   ==========  ==========   ==========  ==========

                                   AMERICAN FUNDS GROWTH-INCOME  CREDIT SUISSE TRUST EMERGING  DREYFUS VIF APPRECIATION
                                            SUBACCOUNT                      MARKETS                   SUBACCOUNT
                                             (CLASS 2)                    SUBACCOUNT               (INITIAL SHARES)
                                   ----------------------------  ----------------------------  ------------------------
                                         2007        2006             2007 (a)    2006              2007       2006
                                      ----------  ----------          --------  --------         ---------  ---------
Accumulation and annuity units
   beginning of year                  94,505,141  97,605,047           837,619   847,806         1,395,412  1,661,622
Accumulation units issued and
   transferred from other funding
   options                             3,192,881   6,175,162             6,263   175,594             9,592     35,383
Accumulation units redeemed and
   transferred to other funding
   options                            (9,900,828) (9,275,068)         (843,882) (185,781)         (290,308)  (301,593)
Annuity units                                 --          --                --        --                --         --
                                      ----------  ----------          --------  --------         ---------  ---------
Accumulation and annuity units
   end of year                        87,797,194  94,505,141                --   837,619         1,114,696  1,395,412
                                      ==========  ==========          ========  ========         =========  =========

                                                                  FIDELITY
                                                             VIP DYNAMIC CAPITAL        FIDELITY
                                    FIDELITY VIP CONTRAFUND     APPRECIATION           VIP MID CAP
                                          SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                        (SERVICE CLASS)       (SERVICE CLASS 2)      (SERVICE CLASS 2)
                                    -----------------------  -------------------  -----------------------
                                        2007        2006         2007      2006       2007        2006
                                     ----------  ----------    --------  -------  -----------  ----------
Accumulation and annuity units
   beginning of year                 19,732,513  19,531,218     233,484   58,116    9,659,437   9,577,957
Accumulation units issued and
   transferred from other funding
   options                            2,156,430   3,122,995      26,660    1,018      738,311   2,168,944
Accumulation units redeemed and
   transferred to other funding
   options                           (2,841,911) (2,921,700)   (132,129) (25,650)  (1,982,038) (2,087,464)
Annuity units                                --          --          --       --           --          --
                                     ----------  ----------    --------  -------  ----------   ----------
Accumulation and annuity units
   end of year                       19,047,032  19,732,513     128,015   33,484    8,415,710   9,659,437
                                     ==========  ==========    ========  =======  ===========  ==========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                   FTVIPT FRANKLIN INCOME  FTVIPT FRANKLIN SMALL-MID CAP  FTVIPT TEMPLETON DEVELOPING
                                         SECURITIES              GROWTH SECURITIES             MARKETS SECURITIES
                                         SUBACCOUNT                 SUBACCOUNT                     SUBACCOUNT
                                          (CLASS 2)                  (CLASS 2)                     (CLASS 2)
                                   ----------------------  -----------------------------  ---------------------------
                                       2007       2006         2007            2006           2007           2006
                                    ---------  ---------    ----------      ----------     ----------     ----------
Accumulation and annuity units
   beginning of year                4,236,758  1,900,195     9,087,711      10,844,985      4,307,996      3,303,010
Accumulation units issued and
   transferred from other funding
   options                          2,655,365  3,016,682       313,379         175,693      2,329,884      2,269,090
Accumulation units redeemed and
   transferred to other funding
   options                           (622,618)  (680,119)   (1,269,299)     (1,932,967)    (2,480,458)    (1,264,104)
Annuity units                              --         --            --              --             --             --
                                    ---------  ---------    ----------      ----------     ----------     ----------
Accumulation and annuity units
   end of year                      6,269,505  4,236,758     8,131,791       9,087,711      4,157,422      4,307,996
                                    =========  =========    ==========      ==========     ==========     ==========

                                   JANUS ASPEN MID CAP GROWTH  JANUS ASPEN WORLDWIDE GROWTH  LMPIS PREMIER SELECTIONS
                                           SUBACCOUNT                   SUBACCOUNT                ALL CAP GROWTH
                                        (SERVICE SHARES)             (SERVICE SHARES)               SUBACCOUNT
                                   --------------------------  ----------------------------  ------------------------
                                       2007           2006          2007           2006        2007 (a)       2006
                                    ----------     ----------    ----------     ---------     ----------    ---------
Accumulation and annuity units
   beginning of year                10,334,662     12,036,964     4,002,013     4,616,624      1,461,635    1,615,227
Accumulation units issued and
   transferred  from other funding
   options                             579,318        668,034       437,800        46,272         18,755       53,811
Accumulation units redeemed and
   transferred to other funding
   options                          (1,147,835)    (2,370,336)   (1,032,518)     (660,883)    (1,480,390)    (207,403)
Annuity units                               --             --            --            --             --           --
                                    ----------     ----------    ----------     ---------     ----------    ---------
Accumulation and  annuity units
   end of year                       9,766,145     10,334,662     3,407,295     4,002,013             --    1,461,635
                                    ==========     ==========    ==========     =========     ==========    =========

                                   FTVIPT TEMPLETON FOREIGN
                                          SECURITIES         JANUS ASPEN GLOBAL LIFE SCIENCES  JANUS ASPEN GLOBAL TECHNOLOGY
                                          SUBACCOUNT                    SUBACCOUNT                       SUBACCOUNT
                                           (CLASS 2)                 (SERVICE SHARES)                 (SERVICE SHARES)
                                   ------------------------  --------------------------------  -----------------------------
                                       2007         2006           2007             2006            2007            2006
                                    ----------   ----------     ---------        ---------       ---------       ---------
Accumulation and annuity units
   beginning of year                21,163,311   19,191,641     1,367,798        1,622,218       2,279,926       2,656,206
Accumulation units issued and
   transferred from other funding
   options                           1,535,947    4,374,577        45,547           31,155          77,985          44,443
Accumulation units redeemed and
   transferred to other funding
   options                          (3,031,176)  (2,402,907)     (107,371)        (285,575)       (486,199)       (420,723)
Annuity units                               --           --            --               --              --              --
                                    ----------   ----------     ---------        ---------       ---------       ---------
Accumulation and annuity units
   end of year                      19,668,082   21,163,311     1,305,974        1,367,798       1,871,712       2,279,926
                                    ==========   ==========     =========        =========       =========       =========

                                     LMPVET AGGRESSIVE GROWTH    LMPVET APPRECIATION   LMPVET APPRECIATION
                                            SUBACCOUNT                SUBACCOUNT            SUBACCOUNT
                                             (CLASS I)                 (CLASS I)            (CLASS II)
                                     ------------------------  ----------------------  -------------------
                                         2007        2006         2007        2006      2007 (b)     2006
                                     ----------   ----------   ----------  ----------   ---------   ------
Accumulation and annuity units
   beginning of year                 48,369,150   54,850,372   22,504,904  24,354,907          --     --
Accumulation units issued and
   transferred from other funding
   options                            2,545,694    1,991,251      626,158     699,436   2,122,513     --
Accumulation units redeemed and
   transferred to other funding
   options                           (9,239,595)  (8,472,473)  (2,267,035) (2,549,439)    (43,704)    --
Annuity units                            (3,644)          --           --          --          --     --
                                     ----------   ----------   ----------  ----------   ---------    ---
Accumulation and annuity units
   end of year                       41,671,605   48,369,150   20,864,027  22,504,904   2,078,809     --
                                     ==========   ==========   ==========  ==========   =========    ===

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                                              LMPVET DIVIDEND       LMPVET EQUITY INDEX
                                       LMPVET CAPITAL            STRATEGY               SUBACCOUNT
                                         SUBACCOUNT             SUBACCOUNT               (CLASS I)
                                   ----------------------  --------------------  --------------------------
                                      2007        2006        2007       2006        2007          2006
                                   ----------  ----------  ---------  ---------  ------------  ------------
Accumulation and annuity units
   beginning of year               23,023,332  26,340,134  1,266,847  1,621,186   696,948,337   802,906,459
Accumulation units issued and
   transferred from other funding
   options                            119,691   1,044,457    207,685    141,063     7,366,986     5,743,860
Accumulation units redeemed and
   transferred to other funding
   options                         (3,312,903) (4,361,259)   (92,971)  (495,402) (193,405,761) (111,701,982)
Annuity units                              --          --         --         --            --            --
                                   ----------  ----------  ---------  ---------  ------------  ------------
Accumulation and annuity units
   end of year                     19,830,120  23,023,332  1,381,561  1,266,847   510,909,562   696,948,337
                                   ==========  ==========  =========  =========  ============  ============


                                          LMPVET                LMPVET              LMPVET LARGE CAP
                                    INTERNATIONAL ALL         INVESTORS                  GROWTH
                                     CAP OPPORTUNITY          SUBACCOUNT               SUBACCOUNT
                                        SUBACCOUNT            (CLASS I)                (CLASS I)
                                   --------------------  ----------------------  ----------------------
                                      2007       2006       2007        2006        2007        2006
                                   ---------  ---------  ----------  ----------  ----------  ----------
Accumulation and annuity units
   beginning of year               6,613,123  7,391,529   8,986,940  11,201,914  34,705,192  39,491,739
Accumulation units issued and
   transferred from other funding
   options                           193,472    197,335  11,927,556     144,062   1,509,604     860,049
Accumulation units redeemed and
   transferred to other funding
   options                          (922,284)  (975,741) (2,265,147) (2,359,036) (6,160,545) (5,646,596)
Annuity units                             --         --          --          --          --          --
                                   ---------  ---------  ----------  ----------  ----------  ----------
Accumulation and annuity units
   end of year                     5,884,311  6,613,123  18,649,349   8,986,940  30,054,251  34,705,192
                                   =========  =========  ==========  ==========  ==========  ==========

                                                                    LMPVET
                                       LMPVET EQUITY INDEX     FUNDAMENTAL VALUE            LMPVET
                                           SUBACCOUNT              SUBACCOUNT           GLOBAL EQUITY
                                           (CLASS II)              (CLASS I)              SUBACCOUNT
                                     ----------------------  ----------------------  --------------------
                                        2007        2006        2007        2006        2007       2006
                                     ----------  ----------  ----------  ----------  ---------  ---------
Accumulation and annuity units
   beginning of year                 24,118,702  26,715,181  28,839,509  33,539,136  6,105,697  6,569,949
Accumulation units issued and
   transferred from other funding
   options                              492,579     765,926  16,109,299     582,762    182,991    519,632
Accumulation units redeemed and
   transferred to other funding
   options                           (3,197,501) (3,362,405) (6,023,869) (5,282,389)  (521,161)  (983,884)
Annuity units                                --          --          --          --         --         --
                                     ----------  ----------  ----------  ----------  ---------  ---------
Accumulation and  annuity units
   end of year                       21,413,780  24,118,702  38,924,939  28,839,509  5,767,527  6,105,697
                                     ==========  ==========  ==========  ==========  =========  =========

                                                                   LMPVET
                                          LMPVET             MULTIPLE DISCIPLINE           LMPVET
                                       MID CAP CORE           LARGE CAP GROWTH        SMALL CAP GROWTH
                                        SUBACCOUNT                AND VALUE              SUBACCOUNT
                                         (CLASS I)               SUBACCOUNT              (CLASS I)
                                   ----------------------  ----------------------  ---------------------
                                      2007        2006       2007 (c)      2006       2007       2006
                                   ----------  ----------  ----------   ---------  ---------  ----------
Accumulation and annuity units
   beginning of year               11,609,290  13,956,724   2,799,079   2,947,979  4,870,535   5,484,572
Accumulation units issued and
   transferred from other funding
   options                             34,946      91,797     138,128     200,751  1,772,652     537,370
Accumulation units redeemed and
   transferred to other funding
   options                         (2,088,217) (2,439,231) (2,937,207)   (349,651)  (935,305) (1,151,407)
Annuity units                              --          --          --          --         --          --
                                   ----------  ----------  ----------   ---------  ---------  ----------
Accumulation and annuity units
   end of year                      9,556,019  11,609,290          --   2,799,079  5,707,882   4,870,535
                                   ==========  ==========  ==========   =========  =========   =========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                                 LMPVPI ALL CAP      LMPVPII GROWTH AND INCOME
                                   LMPVET SOCIAL AWARENESS         SUBACCOUNT                SUBACCOUNT
                                          SUBACCOUNT                (CLASS I)                (CLASS I)
                                   -----------------------  -----------------------  -------------------------
                                       2007        2006       2007 (a)      2006       2007 (a)        2006
                                   -----------   ---------  -----------  ----------    --------      -------
Accumulation and annuity units
   beginning of year                     --          --      16,546,378  18,893,674     565,128      627,998
Accumulation units issued and
   transferred from other funding
   options                            4,063          --         112,660     369,999       1,843       15,613
Accumulation units redeemed and
   transferred to other funding
   options                           (4,063)         --     (16,659,038) (2,717,295)   (566,971)     (78,483)
Annuity units                            --          --              --          --          --           --
                                     ------         ---     -----------  ----------    --------      -------
Accumulation and annuity units
   end of year                           --          --              --  16,546,378          --      565,128
                                     ======         ===     ===========  ==========    ========      =======

                                   LMPVET CAPITAL AND INCOME                                 LMPVIT DIVERSIFIED STRATEGIC
                                          SUBACCOUNT          LMPVIT ADJUSTABLE RATE INCOME             INCOME
                                          (CLASS II)                    SUBACCOUNT                    SUBACCOUNT
                                   -------------------------  -----------------------------  ----------------------------
                                       2007         2006           2007           2006            2007           2006
                                   ----------    -----------  -------------    ------------  --------------   -----------
Accumulation and annuity units
   beginning of year               21,522,665    22,404,754     3,733,821       3,870,652      11,835,535     13,581,327
Accumulation units issued and
   transferred from other
   funding options                    458,416     1,569,541       243,055         684,349          59,388         60,889
Accumulation units redeemed and
   transferred to other funding
   options                         (2,478,322)   (2,451,630)     (747,548)       (821,180)     (2,344,836)    (1,806,681)
Annuity units                              --            --            --              --              --             --
                                   ----------    ----------     ---------       ---------      ----------     ----------
Accumulation and annuity units
   end of year                     19,502,759    21,522,665     3,229,328       3,733,821       9,550,087     11,835,535
                                   ==========    ==========     =========       =========      ==========     ==========

                                   LMPVPV SMALL CAP GROWTH  LMPVPI LARGE CAP GROWTH  LMPVPII AGGRESSIVE GROWTH
                                        OPPORTUNITIES             SUBACCOUNT                 SUBACCOUNT
                                         SUBACCOUNT                (CLASS I)                 (CLASS I)
                                   -----------------------  -----------------------  -------------------------
                                      2007 (a)      2006      2007 (a)      2006       2007 (a)        2006
                                    ----------   ---------    --------    --------     --------     ---------
Accumulation and annuity units
   beginning of year                 1,987,530   2,421,526     514,870     793,372      654,082     1,043,857
Accumulation units issued and
   transferred from other funding
   options                               7,532     261,902       4,816      89,664        7,838        47,032
Accumulation units redeemed and
   transferred to other funding
   options                          (1,995,062)   (695,898)   (519,686)   (368,166)    (661,920)     (436,807)
Annuity units                               --          --          --          --           --            --
                                    ----------   ---------    --------    --------     --------      --------
Accumulation and annuity units
   end of year                              --   1,987,530          --     514,870           --       654,082
                                    ==========   =========    ========    ========     ========      ========

                                     LMPVIT HIGH INCOME       LMPVIT MONEY MARKET    LMPVPIII LARGE CAP VALUE
                                         SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                   ----------------------  ------------------------  ------------------------
                                      2007        2006         2007        2006        2007 (a)      2006
                                   ----------  ----------  -----------  -----------  -----------  ----------
Accumulation and annuity units
   beginning of year               15,674,140  17,664,790   29,384,014   25,021,233   14,404,111  16,048,036
Accumulation units issued and
   transferred from other
   funding options                    427,184     593,320   22,245,868   15,530,746       20,336     243,693
Accumulation units redeemed and
   transferred to other funding
   options                         (2,097,335) (2,583,970) (20,737,261) (11,167,965) (14,424,447) (1,887,618)
Annuity units                              --          --           --           --           --          --
                                   ----------  ----------  -----------  -----------  -----------  ----------
Accumulation and annuity units
   end of year                     14,003,989  15,674,140   30,892,621   29,384,014           --  14,404,111
                                   ==========  ==========   ==========  ===========  ===========  ==========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                                                                        MIST
                                   LORD ABBETT GROWTH AND INCOME  LORD ABBETT MID-CAP VALUE  BATTERYMARCH MID-CAP STOCK
                                            SUBACCOUNT                    SUBACCOUNT                 SUBACCOUNT
                                            (CLASS VC)                    (CLASS VC)                  (CLASS A)
                                   -----------------------------  -------------------------  --------------------------
                                       2007 (a)         2006        2007 (a)        2006         2007          2006
                                     ----------      ---------     ----------   ----------    ---------     ---------
Accumulation and annuity units
   beginning of year                  5,962,703      5,440,430      6,903,549    7,588,906    1,701,921            --
Accumulation units issued and
   transferred from other
   funding options                       89,368      1,029,178         68,963      515,269      175,641     2,113,080
Accumulation units redeemed and
   transferred to other funding
   options                           (6,052,071)      (506,905)    (6,972,512)  (1,200,626)    (309,766)     (411,159)
Annuity units                                --             --             --           --           --            --
                                     ----------      ---------     ----------   ----------    ---------     ---------
Accumulation and annuity units
   end of year                               --      5,962,703             --    6,903,549    1,567,796     1,701,921
                                     ==========      =========     ==========   ==========    =========     =========

                                           MIST             MIST HARRIS OAKMARK
                                   DREMAN SMALL-CAP VALUE       INTERNATIONAL           MIST JANUS FORTY
                                         SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                         (CLASS A)                (CLASS A)                 (CLASS A)
                                   ----------------------  -----------------------  ------------------------
                                      2007        2006         2007        2006         2007         2006
                                    --------    --------   ----------   ---------   ----------   ----------
Accumulation and annuity units
   beginning of year                 534,685          --    6,710,411          --    9,058,497           --
Accumulation units issued and
   transferred from other
   funding options                   724,023     737,777    1,961,134   7,602,498    1,866,635   11,246,145
Accumulation units redeemed and
   transferred to other funding
   options                          (288,555)   (203,092)  (1,749,277)   (892,087)  (2,004,855)  (2,187,648)
Annuity units                             --          --           --          --           --           --
                                    --------    --------   ----------   ---------   ----------   ----------
Accumulation and annuity units
   end of year                       970,153     534,685    6,922,268   6,710,411    8,920,277    9,058,497
                                    ========    ========   ==========   =========   ==========   ==========

                                                                        MIST                      MIST
                                   MIST BLACKROCK HIGH YIELD  BLACKROCK LARGE-CAP CORE  BLACKROCK LARGE-CAP CORE
                                           SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                           (CLASS A)                  (CLASS E)                 (CLASS A)
                                   -------------------------  ------------------------  ------------------------
                                       2007          2006        2007 (b)       2006      2007 (a)       2006
                                    ---------     ---------     ---------       ----    ----------    ----------
Accumulation and annuity units
   beginning of year                1,628,582            --            --         --     7,744,544           --
Accumulation units issued and
   transferred from other
   funding options                    311,003     1,836,626     7,472,768         --        57,404    8,512,799
Accumulation units redeemed and
   transferred to other funding
   options                           (655,887)     (208,044)     (692,807)        --    (7,801,948)    (768,255)
Annuity units                              --            --            --         --            --           --
                                    ---------     ---------     ---------        ---    ----------    ---------
Accumulation and annuity units
   end of year                      1,283,698     1,628,582     6,779,961         --            --    7,744,544
                                    =========     =========     =========        ===    ==========    =========

                                                        MIST LEGG MASON PARTNERS             MIST
                                   MIST LAZARD MID-CAP       MANAGED ASSETS       LORD ABBETT BOND DEBENTURE
                                       SUBACCOUNT              SUBACCOUNT                 SUBACCOUNT
                                        (CLASS B)              (CLASS A)                  (CLASS A)
                                   -------------------  ------------------------  --------------------------
                                     2007 (b)    2006       2007         2006         2007          2006
                                    ---------    ----     -------      -------     ---------     ---------
Accumulation and annuity units
   beginning of year                      --      --      203,096           --     2,435,784            --
Accumulation units issued and
   transferred from other
   funding options                   399,858      --       35,027      209,763       242,763     2,800,720
Accumulation units redeemed and
   transferred to other funding
   options                           (26,148)     --      (25,639)      (6,667)     (574,372)     (364,936)
Annuity units                             --      --           --           --            --            --
                                     -------     ---      -------      -------     ---------     ---------
Accumulation and annuity units
   end of year                       373,710      --      212,484      203,096     2,104,175     2,435,784
                                     =======     ===      =======      =======     =========     =========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               MIST LORD ABBETT       MIST LORD ABBETT   MIST MET/AIM CAPITAL
                              GROWTH AND INCOME        MID-CAP VALUE         APPRECIATION
                                  SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                   (CLASS B)             (CLASS B)             (CLASS A)
                            ----------------------  -------------------  --------------------
                               2007        2006        2007       2006      2007       2006
                            ----------  ----------  ----------  -------  ---------  ---------
Accumulation and
   annuity units
   beginning of year        16,165,188          --     577,962       --  1,459,777         --
Accumulation units
   issued and transferred
   from other funding
   options                   8,914,538  17,984,101  11,416,136  672,783    148,365  2,016,323
Accumulation units
   redeemed and
   transferred to other
   funding options          (4,725,049) (1,818,913) (1,685,482) (94,821)  (135,965)  (556,546)
Annuity units                       --          --          --       --         --         --
                            ----------  ----------  ----------  -------  ---------  ---------
Accumulation and
   annuity units
   end of year              20,354,677  16,165,188  10,308,616  577,962  1,472,177  1,459,777
                            ==========  ==========  ==========  =======  =========  =========

                                                       MIST NEUBERGER     MIST PIMCO INFLATION
                                MIST MFS VALUE      BERMAN REAL ESTATE       PROTECTED BOND
                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                   (CLASS A)             (CLASS A)              (CLASS A)
                             --------------------  ---------------------  --------------------
                                2007       2006       2007        2006     2007 (b)    2006
                             ---------  ---------  ----------  ---------  ---------    ----
Accumulation and
   annuity units
   beginning of year         4,445,270         --   7,149,179         --         --     --
Accumulation units
   issued and transferred
   from other funding
   options                   1,417,962  4,831,452   1,198,229  7,913,721  6,217,076     --
Accumulation units
   redeemed and
   transferred to other
   funding options            (878,599)  (386,182) (3,529,705)  (764,542)  (759,814)    --
Annuity units                       --         --          --         --         --     --
                             ---------  ---------  ----------  ---------  ---------    ---
Accumulation and
   annuity units
   end of year               4,984,633  4,445,270   4,817,703  7,149,179  5,457,262     --
                             =========  =========  ==========  =========  =========    ===

                              MIST MET/AIM     MIST MFS EMERGING  MIST MFS RESEARCH
                            SMALL CAP GROWTH     MARKETS EQUITY     INTERNATIONAL
                               SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                (CLASS A)           (CLASS A)         (CLASS B)
                            ----------------  ------------------  -----------------
                              2007     2006     2007 (b)   2006    2007 (b)  2006
                            -------  -------    --------  ------  ---------  -----
Accumulation and
   annuity units
   beginning of year        127,299       --          --     --          --    --
Accumulation units
   issued and transferred
   from other funding
   options                  283,039  139,711     870,666     --   4,793,089    --
Accumulation units
   redeemed and
   transferred to other
   funding options          (51,726) (12,412)   (184,526)    --    (561,341)   --
Annuity units                    --       --          --     --          --    --
                            -------  -------    --------    ---   ---------   ---
Accumulation and
   annuity units
   end of year              358,612  127,299     686,140     --   4,231,748    --
                            =======  =======    ========    ===   =========   ===

                                                   MIST PIONEER         MIST PIONEER
                               MIST PIONEER       MID-CAP VALUE       STRATEGIC INCOME
                              FUND SUBACCOUNT       SUBACCOUNT           SUBACCOUNT
                                (CLASS A)            (CLASS A)            (CLASS A)
                             ----------------  -------------------  --------------------
                               2007     2006    2007 (a)    2006       2007       2006
                             -------  -------  ---------  --------  ---------  ---------
Accumulation and
   annuity units
   beginning of year         418,435       --    183,910        --  4,573,165         --
Accumulation units
   issued and transferred
   from other funding
   options                   176,029  501,755    116,354   194,201  1,399,186  4,934,595
Accumulation units
   redeemed and
   transferred to other
   funding options           (49,119) (83,320)  (300,264)  (10,291)  (828,813)  (361,430)
Annuity units                     --       --         --        --         --         --
                             -------  -------   --------   -------  ---------  ---------
Accumulation and
   annuity units
   end of year               545,345  418,435         --   183,910  5,143,538  4,573,165
                             =======  =======   ========   =======  =========  =========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                     MIST THIRD AVENUE    MSF BLACKROCK AGGRESSIVE      MSF BLACKROCK
                                      SMALL CAP VALUE              GROWTH                BOND INCOME
                                        SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                         (CLASS B)                (CLASS D)              (CLASS A)
                                   ---------------------  ------------------------  --------------------
                                      2007        2006        2007         2006        2007      2006
                                   ----------  ---------   ----------   ----------  ---------  ---------
Accumulation and annuity units
   beginning of year                6,234,540         --   15,365,651           --  4,196,469         --
Accumulation units issued and
   transferred from other
   funding options                 11,849,092  6,777,485      434,697   18,288,370    346,085  4,657,549
Accumulation units redeemed and
   transferred to other funding
   options                         (3,506,578)  (542,945)  (2,472,821)  (2,922,719)  (870,217)  (461,080)
Annuity units                              --         --           --           --         --         --
                                   ----------  ---------   ----------   ----------  ---------  ---------
Accumulation and annuity units
   end of year                     14,577,054  6,234,540   13,327,527   15,365,651  3,672,337  4,196,469
                                   ==========  =========   ==========   ==========  =========  =========

                                                                                                MSF
                                      MSF FI LARGE CAP      MSF FI VALUE LEADERS   METLIFE AGGRESSIVE ALLOCATION
                                        SUBACCOUNT               SUBACCOUNT                  SUBACCOUNT
                                         (CLASS A)                (CLASS D)                  (CLASS B)
                                   ----------------------  ----------------------  -----------------------------
                                      2007        2006        2007        2006          2007           2006
                                   ----------  ----------  ----------  ----------    ---------      ---------
Accumulation and annuity units
   beginning of year               27,324,100          --  17,467,298          --    1,025,423            --
Accumulation units issued and
   transferred from other funding
   options                            329,243  31,209,098     116,619  19,188,589      190,427      1,295,460
Accumulation units redeemed and
   transferred to other funding
   options                         (4,212,179) (3,884,998) (2,482,091) (1,721,291)     (72,633)      (270,037)
Annuity units                              --          --          --          --           --             --
                                   ----------  ----------  ----------  ----------    ---------      ---------
Accumulation and annuity units
   end of year                     23,441,164  27,324,100  15,101,826  17,467,298    1,143,217      1,025,423
                                   ==========  ==========  ==========  ==========    =========      =========

                                                                                          MSF CAPITAL GUARDIAN
                                   MSF BLACKROCK BOND INCOME  MSF BLACKROCK MONEY MARKET       U.S. EQUITY
                                           SUBACCOUNT                 SUBACCOUNT               SUBACCOUNT
                                           (CLASS E)                   (CLASS A)                (CLASS A)
                                   -------------------------  --------------------------  --------------------
                                       2007         2006          2007          2006         2007       2006
                                   -----------   -----------  ------------  -----------   ---------  ---------
Accumulation and annuity units
   beginning of year                15,500,754            --    17,554,542           --   4,806,282         --
Accumulation units issued and
   transferred from other
   funding options                     638,978    17,756,579   144,396,944   49,981,457   2,911,951  5,297,761
Accumulation units redeemed and
   transferred to other funding
   options                          (2,405,856)   (2,255,825) (125,637,416) (32,426,915)   (871,293)  (491,479)
Annuity units                               --            --            --           --          --         --
                                    ----------    ----------  ------------  -----------   ---------  ---------
Accumulation and annuity units
   end of year                      13,733,876    15,500,754    36,314,070   17,554,542   6,846,940  4,806,282
                                    ==========    ==========  ============  ===========   =========  =========

                                   MSF METLIFE CONSERVATIVE  MSF METLIFE CONSERVATIVE        MSF METLIFE
                                          ALLOCATION          TO MODERATE ALLOCATION     MODERATE ALLOCATION
                                          SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                          (CLASS B)                 (CLASS B)                 (CLASS B)
                                   ------------------------  -------------------------   --------------------
                                      2007          2006          2007          2006        2007       2006
                                   ----------    ---------     ---------     ---------   ---------  ---------
Accumulation and  annuity units
   beginning of year                1,184,847           --     1,496,255            --   4,206,488         --
Accumulation units issued and
   transferred from other funding
   options                            867,132    1,302,715     2,994,763     1,562,746   3,207,903  4,770,029
Accumulation units redeemed and
   transferred to other funding
   options                           (145,579)    (117,868)     (530,284)      (66,491)   (499,295)  (563,541)
Annuity units                              --           --            --            --          --         --
                                    ---------    ---------     ---------     ---------   ---------  ---------
Accumulation and annuity units
   end of year                      1,906,400    1,184,847     3,960,734     1,496,255   6,915,096  4,206,488
                                    =========    =========     =========     =========   =========  =========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                     MSF METLIFE MODERATE                                       MSF
                                   TO AGGRESSIVE ALLOCATION   MSF MFS TOTAL RETURN   MORGAN STANLEY EAFE INDEX
                                          SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                           (CLASS B)                (CLASS F)                 (CLASS A)
                                   ------------------------  ----------------------  -------------------------
                                       2007         2006        2007        2006         2007         2006
                                     ---------    ---------  ----------  ----------   ---------      ------
Accumulation and annuity units
   beginning of year                 3,708,235           --  56,040,560          --      73,275          --
Accumulation units issued and
   transferred from other
   funding options                   3,269,358    4,133,627   1,460,557  60,619,676   1,112,022      73,308
Accumulation units redeemed and
   transferred to other funding
   options                            (341,051)    (425,392) (7,826,251) (4,678,871)    (63,863)        (33)
Annuity units                               --           --     (20,207)     99,755          --          --
                                     ---------    ---------  ----------  ----------   ---------      ------
Accumulation and annuity units
   end of year                       6,636,542    3,708,235  49,654,659  56,040,560   1,121,434      73,275
                                     =========    =========  ==========  ==========   =========      ======

                                   MSF WESTERN ASSET MANAGEMENT  MSF WESTERN ASSET MANAGEMENT
                                          HIGH YIELD BOND               U.S. GOVERNMENT         PIMCO VIT REAL RETURN
                                            SUBACCOUNT                    SUBACCOUNT                 SUBACCOUNT
                                             (CLASS A)                     (CLASS A)           (ADMINISTRATIVE CLASS)
                                   ----------------------------  ----------------------------  ----------------------
                                     2007 (a)         2006            2007           2006       2007 (a)      2006
                                     --------       --------        -------        -------     ----------  ----------
Accumulation and annuity units
   beginning of year                  154,708             --         52,065             --      6,380,426   6,401,192
Accumulation units  issued and
   transferred  from other
   funding options                     46,170        357,827        289,010        124,433        222,095   1,464,434
Accumulation units redeemed and
   transferred to other funding
   options                           (200,878)      (203,119)       (29,316)       (72,368)    (6,602,521) (1,485,200)
Annuity units                              --             --             --             --             --          --
                                     --------       --------        -------        -------     ----------  ----------
Accumulation and annuity units
   end of year                             --        154,708        311,759         52,065             --   6,380,426
                                     ========       ========        =======        =======     ==========  ==========

                                                                                             MSF T. ROWE PRICE
                                   MSF OPPENHEIMER GLOBAL EQUITY  MSF RUSSELL 2000 INDEX     LARGE CAP GROWTH
                                             SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                              (CLASS B)                 (CLASS A)               (CLASS B)
                                   -----------------------------  ----------------------  ----------------------
                                          2007        2006           2007 (b)      2006      2007        2006
                                   --------------  -------------  -------------  -------  ----------  ----------
Accumulation and annuity units
   beginning of year                   6,642,911          --                 --    --     20,169,196          --
Accumulation units issued and
   transferred from other
   funding options                     1,047,418   7,374,402          4,066,808    --        490,012  23,184,076
Accumulation units redeemed and
   transferred to other funding
   options                            (1,100,683)   (731,491)        (1,212,736)   --     (3,225,829) (3,014,880)
Annuity units                                 --          --                 --    --             --          --
                                      ----------   ---------         ----------   ---     ----------  ----------
Accumulation and annuity units
   end of year                         6,589,646   6,642,911          2,854,072    --     17,433,379  20,169,196
                                      ==========   =========         ==========   ===     ==========  ==========

                                   PIMCO VIT TOTAL RETURN  PUTNAM VT DISCOVERY GROWTH  PUTNAM VT INTERNATIONAL EQUITY
                                         SUBACCOUNT                SUBACCOUNT                   SUBACCOUNT
                                   (ADMINISTRATIVE CLASS)          (CLASS IB)                   (CLASS IB)
                                   ----------------------  --------------------------  ------------------------------
                                      2007        2006           2007      2006             2007 (a)      2006
                                   ----------  ----------       -------  -------           ----------  ---------
Accumulation and annuity units
   beginning of year               41,512,462  43,916,918       435,755  408,357            4,354,394  3,917,056
Accumulation units issued and
   transferred from other
   funding options                  3,403,537   4,333,356       239,344   45,733               77,035  1,157,070
Accumulation units redeemed and
   transferred to other funding
   options                         (6,524,436) (6,737,812)      (76,557) (18,335)          (4,431,429)  (719,732)
Annuity units                              --          --            --       --                   --         --
                                   ----------  ----------       -------  -------           ----------  ---------
Accumulation and annuity units
   end of year                     38,391,563  41,512,462       598,542  435,755                   --  4,354,394
                                   ==========  ==========       =======  =======           ==========  =========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                   PUTNAM VT SMALL CAP VALUE  VAN KAMPEN LIT COMSTOCK   VAN KAMPEN LIT ENTERPRISE
                                           SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                           (CLASS IB)                (CLASS II)                 (CLASS II)
                                   -------------------------  -----------------------   -------------------------
                                     2007 (a)       2006          2007        2006          2007         2006
                                    ----------   ----------    ---------   ---------      -------      --------
Accumulation and annuity units
   beginning of year                 6,232,391    7,054,453    3,156,259   3,715,783      359,761       520,892
Accumulation units issued and
   transferred from other
   funding options                     362,149      630,959       97,588     153,696       27,825         2,273
Accumulation units redeemed and
   transferred to other funding
   options                          (6,594,540)  (1,453,021)    (558,598)   (713,220)     (36,172)     (163,404)
Annuity units                               --           --           --          --           --            --
                                    ----------   ----------     --------    --------      -------      --------
Accumulation and annuity units
   end of year                              --    6,232,391    2,695,249   3,156,259      351,414       359,761
                                    ==========   ==========    =========   =========      =======      ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

                                   VAN KAMPEN LIT STRATEGIC GROWTH
                                              SUBACCOUNT
                                              (CLASS I)
                                   -------------------------------
                                           2007       2006
                                        ----------  ----------
Accumulation and annuity units
   beginning of year                    17,725,881  20,658,714
Accumulation units issued and
   transferred from other
   funding options                         206,360     248,670
Accumulation units redeemed and
   transferred to other funding
   options                              (2,732,041) (3,181,503)
Annuity units                                   --          --
                                        ----------  ----------
Accumulation and annuity units
   end of year                          15,200,200  17,725,881
                                        ==========  ==========

7. SUBSEQUENT EVENT

The Company anticipates merging the Separate Account with and into MetLife of CT Separate Account Eleven for Variable Annuities, which is another separate account of the Company, during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contracts.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2007. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 1, the Company changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

     As discussed in Note 20, the accompanying 2007 consolidated financial statements have been restated.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 26, 2008
(May 14, 2008, as to Note 20 and Note 21)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                    2007         2006
                                                               -------------   --------
                                                               (AS RESTATED,
                                                                SEE NOTE 20)
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,264 and $48,406,
     respectively)...........................................     $ 45,671     $ 47,846
  Equity securities available-for-sale, at estimated fair
     value (cost: $992 and $777, respectively)...............          952          795
  Mortgage and consumer loans................................        4,404        3,595
  Policy loans...............................................          913          918
  Real estate and real estate joint ventures held-for-
     investment..............................................          541          173
  Real estate held-for-sale..................................           --            7
  Other limited partnership interests........................        1,130        1,082
  Short-term investments.....................................        1,335          777
  Other invested assets......................................        1,445        1,241
                                                                  --------     --------
     Total investments.......................................       56,391       56,434
Cash and cash equivalents....................................        1,774          649
Accrued investment income....................................          637          597
Premiums and other receivables...............................        8,320        8,410
Deferred policy acquisition costs and value of business
  acquired...................................................        4,948        5,111
Current income tax recoverable...............................           72           94
Deferred income tax assets...................................          846        1,007
Goodwill.....................................................          953          953
Other assets.................................................          753          765
Separate account assets......................................       53,867       50,067
                                                                  --------     --------
     Total assets............................................     $128,561     $124,087
                                                                  ========     ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
  Future policy benefits.....................................     $ 19,576     $ 19,654
  Policyholder account balances..............................       33,815       35,099
  Other policyholder funds...................................        1,777        1,513
  Long-term debt -- affiliated...............................          635          435
  Payables for collateral under securities loaned and other
     transactions............................................       10,471        9,155
  Other liabilities..........................................        1,072          749
  Separate account liabilities...............................       53,867       50,067
                                                                  --------     --------
     Total liabilities.......................................      121,213      116,672
                                                                  --------     --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2007 and 2006.................................           86           86
Additional paid-in capital...................................        6,719        7,123
Retained earnings............................................          892          520
Accumulated other comprehensive income (loss)................         (349)        (314)
                                                                  --------     --------
     Total stockholders' equity..............................        7,348        7,415
                                                                  --------     --------
     Total liabilities and stockholders' equity..............     $128,561     $124,087
                                                                  ========     ========




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                              2007        2006     2005
                                                         -------------   ------   ------
                                                         (AS RESTATED,
                                                          SEE NOTE 20)
REVENUES
Premiums...............................................      $  353      $  308   $  281
Universal life and investment-type product policy
  fees.................................................       1,411       1,268      862
Net investment income..................................       2,893       2,839    1,438
Other revenues.........................................         251         212      132
Net investment gains (losses)..........................        (142)       (521)    (198)
                                                             ------      ------   ------
       Total revenues..................................       4,766       4,106    2,515
                                                             ------      ------   ------
EXPENSES
Policyholder benefits and claims.......................         978         792      570
Interest credited to policyholder account balances.....       1,299       1,316      720
Other expenses.........................................       1,446       1,173      678
                                                             ------      ------   ------
       Total expenses..................................       3,723       3,281    1,968
                                                             ------      ------   ------
Income from continuing operations before provision for
  income tax...........................................       1,043         825      547
Provision for income tax...............................         303         228      156
                                                             ------      ------   ------
Income from continuing operations......................         740         597      391
Income from discontinued operations, net of income
  tax..................................................           4          --       --
                                                             ------      ------   ------
Net income.............................................      $  744      $  597   $  391
                                                             ======      ======   ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                            ----------------------------
                                                                                  NET          FOREIGN
                                                    ADDITIONAL                UNREALIZED       CURRENCY
                                           COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION
                                            STOCK     CAPITAL    EARNINGS   GAINS (LOSSES)   ADJUSTMENTS    TOTAL
                                           ------   ----------   --------   --------------   -----------   ------
Balance at January 1, 2005...............    $11      $  471       $ 190         $  30           $--       $  702
MetLife Insurance Company of
  Connecticut's common stock purchased by
  MetLife, Inc. (Notes 2 and 3)..........     75       6,709                                                6,784
Comprehensive income (loss):
  Net income.............................                            391                                      391
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (1)                        (1)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                         (445)                      (445)
     Foreign currency translation
       adjustments, net of income tax....                                                          2            2
                                                                                                           ------
     Other comprehensive income (loss)...                                                                    (444)
                                                                                                           ------
  Comprehensive income (loss)............                                                                     (53)
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2005.............     86       7,180         581          (416)            2        7,433
Revisions of purchase price pushed down
  to MetLife Insurance Company of
  Connecticut's net assets acquired (Note
  2).....................................                 40                                                   40
Dividend paid to MetLife, Inc. ..........               (259)       (658)                                    (917)
Capital contribution of intangible assets
  from MetLife, Inc., net of income tax
  (Notes 8 and 14).......................                162                                                  162
Comprehensive income:
  Net income.............................                            597                                      597
  Other comprehensive income:
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (5)                        (5)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          107                        107
     Foreign currency translation
       adjustments, net of income tax....                                                         (2)          (2)
                                                                                                           ------
     Other comprehensive income..........                                                                     100
                                                                                                           ------
  Comprehensive income...................                                                                     697
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2006.............     86       7,123         520          (314)           --        7,415
Cumulative effect of change in accounting
  principle, net of income tax (Note 1)..                            (86)                                     (86)
                                             ---      ------       -----         -----           ---       ------
Balance at January 1, 2007...............     86       7,123         434          (314)           --        7,329
Dividend paid to MetLife, Inc. ..........               (404)       (286)                                    (690)
Comprehensive income:
  Net income, (As Restated, See Note
     20).................................                            744                                      744
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (2)                        (2)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          (45)                       (45)
     Foreign currency translation
       adjustments, net of income tax,
       (As Restated, See Note 20)........                                                         12           12
                                                                                                           ------
     Other comprehensive income (loss),
       (As Restated, See Note 20)........                                                                     (35)
                                                                                                           ------
  Comprehensive income, (As Restated, See
     Note 20)............................                                                                     709
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2007, (As
  Restated, See Note 20).................    $86      $6,719       $ 892         $(361)          $12       $7,348
                                             ===      ======       =====         =====           ===       ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                           2007         2006       2005
                                                      -------------   --------   --------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..........................................     $    744     $    597   $    391
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Depreciation and amortization expenses.........           26            6          4
     Amortization of premiums and accretion of
       discounts associated with investments, net...           11           74        112
     Losses from sales of investments and
       businesses, net..............................          145          521        198
     Gain from recapture of ceded reinsurance.......          (22)          --         --
     Undistributed equity earnings of real estate
       joint ventures and other limited partnership
       interests....................................         (121)         (83)       (19)
     Interest credited to policyholder account
       balances.....................................        1,299        1,316        720
     Universal life and investment-type product
       policy fees..................................       (1,411)      (1,268)      (862)
     Change in accrued investment income............          (35)           2        (68)
     Change in premiums and other receivables.......          360         (509)      (415)
     Change in deferred policy acquisition costs,
       net..........................................           61         (234)      (211)
     Change in insurance-related liabilities........           71          234        812
     Change in trading securities...................           --          (43)       103
     Change in income tax payable...................          308          156        298
     Change in other assets.........................          681          586        574
     Change in other liabilities....................          234         (351)      (876)
     Other, net.....................................           --           --          2
                                                         --------     --------   --------
Net cash provided by operating activities...........        2,351        1,004        763
                                                         --------     --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities......................       21,546       27,706     24,008
     Equity securities..............................          146          218        221
     Mortgage and consumer loans....................        1,208        1,034        748
     Real estate and real estate joint ventures.....          155          126         65
     Other limited partnership interests............          465          762        173
  Purchases of:
     Fixed maturity securities......................      (19,365)     (23,840)   (32,850)
     Equity securities..............................         (357)        (109)        --
     Mortgage and consumer loans....................       (2,030)      (2,092)      (500)
     Real estate and real estate joint ventures.....         (458)         (56)       (13)
     Other limited partnership interests............         (515)        (343)      (330)
  Net change in policy loans........................            5           (2)         3
  Net change in short-term investments..............         (558)         991        599
  Net change in other invested assets...............         (175)        (316)       233
  Other, net........................................           16            1          3
                                                         --------     --------   --------
Net cash provided by (used in) investing
  activities........................................     $     83     $  4,080   $ (7,640)
                                                         --------     --------   --------




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
       FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005 -- (CONTINUED)

                                  (IN MILLIONS)

                                                           2007         2006       2005
                                                      -------------   --------   --------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.......................................     $ 11,395     $  8,185   $ 11,230
     Withdrawals....................................      (13,563)     (11,637)   (12,369)
  Net change in payables for collateral under
     securities loaned and other transactions.......        1,316         (582)     7,675
  Net change in short-term debt -- affiliated.......           --           --        (26)
  Long-term debt issued -- affiliated...............          200           --        400
  Dividends on common stock.........................         (690)        (917)        --
  Financing element on certain derivative
     instruments....................................           33          (55)       (49)
  Contribution of MetLife Insurance Company of
     Connecticut from MetLife, Inc. ................           --           --        443
                                                         --------     --------   --------
Net cash (used in) provided by financing
  activities........................................       (1,309)      (5,006)     7,304
                                                         --------     --------   --------
Change in cash and cash equivalents.................        1,125           78        427
Cash and cash equivalents, beginning of year........          649          571        144
                                                         --------     --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR..............     $  1,774     $    649   $    571
                                                         ========     ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.......................................     $     33     $     31   $     18
                                                         ========     ========   ========
     Income tax.....................................     $     (6)    $     81   $     87
                                                         ========     ========   ========
  Non-cash transactions during the year:
     Net assets of MetLife Insurance Company of
       Connecticut acquired by MetLife, Inc. and
       contributed to MetLife Investors USA
       Insurance Company, net of cash received of
       $0, $0 and $443 million......................     $     --     $     --   $  6,341
                                                         ========     ========   ========
     Contribution of equity securities to MetLife
       Foundation...................................     $     12     $     --   $     --
                                                         ========     ========   ========
     Contribution of other intangible assets from
       MetLife, Inc., net of deferred income tax....     $     --     $    162   $     --
                                                         ========     ========   ========
     Contribution of goodwill from MetLife, Inc. ...     $     --     $     29   $     --
                                                         ========     ========   ========




--------

See Note 9 for disclosure regarding the receipt of $901 million under an affiliated reinsurance agreement during the year ended December 31, 2007, which is included in the change in premiums and other receivables in net cash provided by operating activities.

See Note 2 for further discussion of the net assets of MetLife Insurance Company of Connecticut acquired by MetLife, Inc. and contributed to MetLife Investors USA Insurance Company.

          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

      NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 20)

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On December 7, 2007, MetLife Life and Annuity Company of Connecticut ("MLAC"), a former subsidiary, was merged with and into MetLife Insurance Company of Connecticut, its parent. The merger had no impact on the Company's consolidated financial statements.

     On October 11, 2006, MetLife transferred MLI-USA to MetLife Insurance Company of Connecticut. See Note 3.

     On July 1, 2005 (the "Acquisition Date"), MetLife Insurance Company of Connecticut became a wholly-owned subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) MLI-USA and effective July 1, 2005, MetLife Insurance Company of Connecticut and its subsidiaries (See Notes 2 and 3); (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     During the second quarter of 2007, the nature of the Company's partnership interest in Greenwich Street Investments, LP ("Greenwich") changed such that Greenwich is no longer consolidated and is now accounted for under the equity method of accounting. During the second quarter of 2006, the Company's ownership interest in Tribeca Citigroup Investments, Ltd. ("Tribeca") declined to a position whereby Tribeca is no longer consolidated and is now accounted for under the equity method of accounting. As such, there was no minority interest liability at December 31, 2007. Minority interest related to Greenwich included in other liabilities was $43 million at December 31, 2006.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2007 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)   investment impairments;

          (iii)  the recognition of income on certain investments;

          (iv) the application of the consolidation rules to certain investments;

          (v)    the fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii)  the measurement of goodwill and related impairment, if any;

          (viii) the liability for future policyholder benefits;

          (ix) accounting for income taxes and the valuation of deferred tax assets;

          (x)    accounting for reinsurance transactions; and

          (xi)   the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair values of assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments, and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 4);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of property, equipment and leasehold improvements was less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $72 million and $52 million at December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $11 million and $3 million at December 31, 2007 and 2006, respectively. Related amortization expense was $11 million, $3 million and $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 8%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 4% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company issues both GMWBs and GMABs directly and assumes risk relating to GMWBs and GMABs issued by an affiliate through a financing agreement. Some of the risks associated with GMWBs and GMABs directly written and assumed were transferred to a different affiliate through another financing agreement and are included in premiums and other receivables.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MetLife Insurance Company of Connecticut files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Prior to the transfer of MLI-USA to MetLife Insurance Company of Connecticut, MLI-USA joined MetLife's includable subsidiaries in filing a federal income tax return. MLI-USA joined MetLife Insurance Company of Connecticut's includable subsidiaries as of October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     In connection with the Acquisition, for U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's parent, MetLife. As a result of this election, the tax basis in the acquired assets and liabilities was adjusted as of the Acquisition Date and the related deferred tax asset established for the taxable difference from the book basis.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 11) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The functional currencies of foreign operations are the currencies in which these operations principally do business, typically local currencies, unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain matters, or the use of different assumptions in the determination of amounts recorded, could have a material adverse effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. See also Note 11.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and non-medical health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


       through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives:
       Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2").

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 changes the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as well as changing the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. As a result of the adoption of SFAS 157 on January 1, 2008, the Company expects such changes to result in a gain in the range of $30 million to $50 million, net of income tax, in the Company's consolidated statement of income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1"). Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position FSP No. FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its consolidated financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its consolidated financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its consolidated financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

2. ACQUISITION OF METLIFE INSURANCE COMPANY OF CONNECTICUT BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Insurance Company of Connecticut became a subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup's international insurance businesses, excluding Primerica, were acquired by MetLife from Citigroup for $12.1 billion. Prior to the Acquisition, MetLife Insurance Company of Connecticut was a subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from MetLife Insurance Company of Connecticut to CIHC on June 30, 2005 in contemplation of the Acquisition.

     The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of MetLife Insurance Company of Connecticut be identified and measured at their fair value as of the acquisition date. As of July 1, 2005 the net fair value of assets acquired and liabilities assumed totaled $5.9 billion, resulting in goodwill of $885 million. Further information on goodwill is described in Note 7. See Note 6 for the VOBA acquired as part of the acquisition and Note 8 for the value of distribution agreements ("VODA") and the value of customer relationships acquired ("VOCRA").

3.  CONTRIBUTION OF METLIFE INSURANCE COMPANY OF CONNECTICUT FROM METLIFE, INC.

     On October 11, 2006, MetLife Insurance Company of Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a transfer agreement ("Transfer Agreement"), pursuant to which MetLife Insurance Company of Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Insurance Company of Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MetLife Insurance Company of Connecticut. MetLife Insurance Company of Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Insurance Company of Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MetLife Insurance Company of Connecticut certain assets and liabilities, including goodwill, VOBA and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

     The transfer of MLI-USA to MetLife Insurance Company of Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Insurance Company of Connecticut. Accordingly, all financial data included in these financial statement periods prior to July 1, 2005 is that of MLI-USA. For periods subsequent to July 1, 2005, MetLife Insurance Company of Connecticut has been combined with MLI-USA in a manner similar to a pooling of interests.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The equity of MetLife Insurance Company of Connecticut has been adjusted to reflect the return of the MetLife Insurance Company of Connecticut common stock by MetLife in connection with the transfer of MLI-USA to MetLife Insurance Company of Connecticut as follows:

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                   ----------------
                                           ADDITIONAL               NET UNREALIZED
                                  COMMON     PAID-IN    RETAINED   INVESTMENT GAINS
                                   STOCK     CAPITAL    EARNINGS       (LOSSES)        TOTAL
                                  ------   ----------   --------   ----------------   ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife in the
  Acquisition on July 1, 2005...   $100      $6,684        $--            $--         $6,784
Return of MetLife Insurance
  Company of Connecticut's
  common stock from MetLife.....    (25)(1)      25         --             --             --
                                   ----      ------        ---            ---         ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife on July
  1, 2005, as adjusted..........   $ 75      $6,709        $--            $--         $6,784
                                   ====      ======        ===            ===         ======



--------

   (1) Represents the return of 10,000,000 shares of MetLife Insurance Company of Connecticut's common stock, at $2.50 par value, by MetLife to MetLife Insurance Company of Connecticut in anticipation of the transfer of MLI-USA to MetLife Insurance Company of Connecticut, for a total adjustment of $25 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

4.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                         DECEMBER 31, 2007
                                          ----------------------------------------------
                                                          GROSS
                                           COST OR      UNREALIZED
                                          AMORTIZED   -------------    ESTIMATED    % OF
                                             COST     GAIN    LOSS    FAIR VALUE   TOTAL
                                          ---------   ----   ------   ----------   -----
                                                           (IN MILLIONS)
  U.S. corporate securities.............   $17,174    $119   $  618     $16,675     36.5%
  Residential mortgage-backed
    securities..........................    11,914      98       80      11,932     26.1
  Foreign corporate securities..........     6,536      83      184       6,435     14.1
  U.S.Treasury/agency securities........     3,976     126       11       4,091      9.0
  Commercial mortgage-backed
    securities..........................     3,182      28       67       3,143      6.9
  Asset-backed securities...............     2,236       4      108       2,132      4.7
  Foreign government securities.........       635      55        2         688      1.5
  State and political subdivision
  securities..........................       611       4       40         575      1.2
                                           -------    ----   ------     -------    -----
    Total fixed maturity securities.....   $46,264    $517   $1,110     $45,671    100.0%
                                           =======    ====   ======     =======    =====
  Non-redeemable preferred stock........   $   777    $ 21   $   63     $   735     77.2%
  Common stock..........................       215       9        7         217     22.8
                                           -------    ----   ------     -------    -----
    Total equity securities.............   $   992    $ 30   $   70     $   952    100.0%
                                           =======    ====   ======     =======    =====




                                                         DECEMBER 31, 2006
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)
  U.S. corporate securities..............   $17,331    $101   $424     $17,008     35.5%
  Residential mortgage-backed
    securities...........................    11,951      40     78      11,913     24.9
  Foreign corporate securities...........     5,563      64    128       5,499     11.5
  U.S.Treasury/agency securities.........     5,455       7    126       5,336     11.2
  Commercial mortgage-backed securities..     3,353      19     47       3,325      6.9
  Asset-backed securities................     3,158      14     10       3,162      6.6
  Foreign government securities..........       533      45      5         573      1.2
  State and political subdivision
    securities...........................     1,062       6     38       1,030      2.2
                                            -------    ----   ----     -------    -----
    Total fixed maturity securities......   $48,406    $296   $856     $47,846    100.0%
                                            =======    ====   ====     =======    =====
  Non-redeemable preferred stock.........   $   671    $ 22   $  9     $   684     86.0%
  Common stock...........................       106       6      1         111     14.0
                                            -------    ----   ----     -------    -----
    Total equity securities..............   $   777    $ 28   $ 10     $   795    100.0%
                                            =======    ====   ====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $911 million and $472 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2007 and 2006, respectively.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $570 million and $819 million, respectively, and unrealized losses of $45 million and $2 million, respectively. These securities are classified within asset-backed securities in the immediately preceding tables. At December 31, 2007, 14% have been guaranteed by financial guarantors, of which 57% was guaranteed by financial guarantors who remained Aaa rated through February 2008. Overall, at December 31, 2007, $1.2 billion of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors of which $537 million, $499 million and $195 million at December 31, 2007, are included within corporate securities, state and political subdivisions and asset-backed securities, respectively, and 84% were guaranteed by financial guarantors who remained Aaa rated through February 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3.8 billion and $3.2 billion at December 31, 2007 and 2006, respectively. These securities had net unrealized gains (losses) of $(94) million and $51 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were $1 million and $6 million at December 31, 2007 and 2006, respectively. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                              DECEMBER 31,
                                            -----------------------------------------------
                                                     2007                     2006
                                            ----------------------   ----------------------
                                            AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                               COST     FAIR VALUE      COST     FAIR VALUE
                                            ---------   ----------   ---------   ----------
                                                             (IN MILLIONS)
  Due in one year or less.................   $ 1,172      $ 1,163     $ 1,620      $ 1,616
  Due after one year through five years...     8,070        8,035       9,843        9,733
  Due after five years through ten years..     7,950        7,858       7,331        7,226
  Due after ten years.....................    11,740       11,408      11,150       10,871
                                             -------      -------     -------      -------
    Subtotal..............................    28,932       28,464      29,944       29,446
  Mortgage-backed and asset-backed
    securities............................    17,332       17,207      18,462       18,400
                                             -------      -------     -------      -------
    Total fixed maturity securities.......   $46,264      $45,671     $48,406      $47,846
                                             =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                 ---------------------------
                                                   2007      2006      2005
                                                 -------   -------   -------
                                                        (IN MILLIONS)
  Proceeds.......................................  $14,826   $23,901   $22,241
  Gross investment gains.........................  $   146   $    73   $    48
  Gross investment losses........................  $  (373)  $  (519)  $  (347)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                               DECEMBER 31, 2007
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 6,643          $316          $ 5,010          $302          $11,653         $  618
Residential mortgage-
  backed securities.....      2,374            52            1,160            28            3,534             80
Foreign corporate
  securities............      2,350            86            2,234            98            4,584            184
U.S. Treasury/agency
  securities............        307             2              343             9              650             11
Commercial mortgage-
  backed securities.....        417            26            1,114            41            1,531             67
Asset-backed
  securities............      1,401            91              332            17            1,733            108
Foreign government
  securities............         63             1               62             1              125              2
State and political
  subdivision
  securities............         84             9              387            31              471             40
                            -------          ----          -------          ----          -------         ------
  Total fixed maturity
     securities.........    $13,639          $583          $10,642          $527          $24,281         $1,110
                            =======          ====          =======          ====          =======         ======
Equity securities.......    $   386          $ 42          $   190          $ 28          $   576         $   70
                            =======          ====          =======          ====          =======         ======
Total number of
  securities in an
  unrealized loss
  position..............      2,011                          1,487
                            =======                        =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                               DECEMBER 31, 2006
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 4,895          $104          $ 7,543          $320          $12,438          $424
Residential mortgage-
  backed securities.....      4,113            20            3,381            58            7,494            78
Foreign corporate
  securities............      1,381            29            2,547            99            3,928           128
U.S. Treasury/agency
  securities............      2,995            48            1,005            78            4,000           126
Commercial mortgage-
  backed securities.....        852             6            1,394            41            2,246            47
Asset-backed
  securities............        965             3              327             7            1,292            10
Foreign government
  securities............         51             1               92             4              143             5
State and political
  subdivision
  securities............         29             2              414            36              443            38
                            -------          ----          -------          ----          -------          ----
  Total fixed maturity
     securities.........    $15,281          $213          $16,703          $643          $31,984          $856
                            =======          ====          =======          ====          =======          ====
Equity securities.......    $   149          $  3          $   188          $  7          $   337          $ 10
                            =======          ====          =======          ====          =======          ====
Total number of
  securities in an
  unrealized loss
  position..............      1,955                          2,318
                            =======                        =======



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                         DECEMBER 31, 2007
                      ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                      ---------------------------   ---------------------------   ---------------------------
                      LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                      -------------   -----------   -------------   -----------   -------------   -----------
                                             (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six
  months............     $10,721          $484          $  368          $130          1,923            98
Six months or
  greater but less
  than nine months..       3,011            --             155            --            337            --
Nine months or
  greater but less
  than twelve
  months............       1,560            --              86            --            174            --
Twelve months or
  greater...........      10,261            --             441            --          1,375            --
                         -------          ----          ------          ----
  Total.............     $25,553          $484          $1,050          $130
                         =======          ====          ======          ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                            DECEMBER 31, 2006
                         ---------------------------------------------------------------------------------------
                            COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ---------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   -----------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months...     $12,922          $ 9            $150           $ 4           1,537            15
Six months or greater
  but less than nine
  months...............         568           --               6            --              78             1
Nine months or greater
  but less than twelve
  months...............       2,134           14              52             4             323             1
Twelve months or
  greater..............      17,540           --             650            --           2,318            --
                            -------          ---            ----           ---
  Total................     $33,164          $23            $858           $ 8
                            =======          ===            ====           ===



     At December 31, 2007 and 2006, $1,050 million and $858 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 3%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $130 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. All of such unrealized losses of $130 million were related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, $8 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 35% of the cost or amortized cost of such securities. Of such unrealized losses of $8 million, $4 million related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These securities represented 2%, or $21 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities. The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2006 of greater than $10 million. These securities represented 3%, or $25 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

     At December 31, 2007 and 2006, the Company had $1.2 billion and $866 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                     DECEMBER
                                                                       31,
                                                                   -----------
                                                                   2007   2006
                                                                   ----   ----
    SECTOR:
      U.S. corporate securities..................................    52%    49%
      Foreign corporate securities...............................    16     15
      Asset-backed securities....................................     9      1
      Residential mortgage-backed securities.....................     7      9
      Commercial mortgage-backed securities......................     6      5
      U.S. Treasury/agency securities............................     1     15
      Other......................................................     9      6
                                                                    ---    ---
         Total...................................................   100%   100%
                                                                    ===    ===

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
INDUSTRY:
  Finance....................................................    36%    18%
  Industrial.................................................    23     26
  Mortgage-backed............................................    13     14
  Utility....................................................     8     10
  Government.................................................     1     15
  Other......................................................    19     17
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $9.9 billion and $8.8 billion and an estimated fair value of $9.8 billion and $8.6 billion were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $10.1 billion and $8.9 billion at December 31, 2007 and 2006, respectively. Security collateral of $40 million and $83 million on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $22 million and $20 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity and equity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 5. Additionally, the Company has pledged certain of its fixed maturity securities in support of its funding agreements as described in Note 8.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                              DECEMBER 31,
                                                  -----------------------------------
                                                        2007               2006
                                                  ----------------   ----------------
                                                  AMOUNT   PERCENT   AMOUNT   PERCENT
                                                  ------   -------   ------   -------
                                                             (IN MILLIONS)
  Commercial mortgage loans.....................  $3,125      71%    $2,095      58%
  Agricultural mortgage loans...................   1,265      29      1,460      41
  Consumer loans................................      22      --         46       1
                                                  ------     ---     ------     ---
    Total.......................................   4,412     100%     3,601     100%
                                                             ===                ===
  Less: Valuation allowances....................       8                  6
                                                  ------             ------
    Total mortgage and consumer loans...........  $4,404             $3,595
                                                  ======             ======



     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2007, 26%, 7% and 7% of the value of the Company's mortgage and consumer loans were located in California, Florida and New York, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2007   2006   2005
                                                             ----   ----   ----
                                                                (IN MILLIONS)
  Balance at January 1,....................................   $ 6    $ 9    $ 1
  Additions................................................     7      3      8
  Deductions...............................................    (5)    (6)    --
                                                              ---    ---    ---
  Balance at December 31,..................................   $ 8    $ 6    $ 9
                                                              ===    ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Impaired loans with valuation allowances.....................   $65    $--
Impaired loans without valuation allowances..................     2      8
                                                                ---    ---
  Subtotal...................................................    67      8
Less: Valuation allowances on impaired loans.................     4     --
                                                                ---    ---
  Impaired loans.............................................   $63    $ 8
                                                                ===    ===



     The average investment on impaired loans was $21 million, $32 million and $12 million for the years ended December 31, 2007, 2006 and 2005, respectively. Interest income on impaired loans was $3 million, $1 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     The investment in restructured loans was less than $1 million at December 31, 2007. There was no investment in restructured loans at December 31, 2006. Interest income, recognized on restructured loans, was less than $1 million for both years ended December 31, 2007 and 2006, respectively. There was no interest income on restructured loans for the year ended December 31, 2005. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to less than $1 million for each of the years ended December 31, 2007 and 2006. There was no gross interest income that would have been recorded in accordance with the original terms of such loans for the year ended December 31, 2005.

     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of less than $1 million and $6 million at December 31, 2007 and 2006, respectively. There were no mortgage and consumer loans on which interest no longer accrued at both December 31, 2007 and 2006. There were no mortgage and consumer loans in foreclosure at both December 31, 2007 and 2006.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                              DECEMBER
                                                                31,
                                                            -----------
                                                            2007   2006
                                                            ----   ----
                                                                (IN
                                                             MILLIONS)
Real estate...............................................  $ 86   $ 30
Accumulated depreciation..................................   (11)    (1)
                                                            ----   ----
Net real estate...........................................    75     29
Real estate joint ventures................................   466    144
                                                            ----   ----
  Real estate and real estate joint ventures..............   541    173
Real estate held-for-sale.................................    --      7
                                                            ----   ----
  Total real estate holdings..............................  $541   $180
                                                            ====   ====



     Related depreciation expense on real estate was $8 million for the year ended December 31, 2007. Depreciation expense on real estate was less than $1 million for both years ended December 31, 2006 and 2005. There was no depreciation expense related to discontinued operations for the years ended December 31, 2007 and 2005. Depreciation expense related to discontinued operations was less than $1 million of the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     There were no impairments recognized on real estate held-for-sale for the years ended December 31, 2007, 2006 and 2005. The carrying value of non-income producing real estate was $1 million at December 31, 2007. There was no non-income producing real estate at December 31, 2006. The Company did not own any real estate acquired in satisfaction of debt during the years ended December 31, 2007 and 2006.

     Real estate holdings were categorized as follows:

                                                              DECEMBER 31,
                                                  -----------------------------------
                                                        2007               2006
                                                  ----------------   ----------------
                                                  AMOUNT   PERCENT   AMOUNT   PERCENT
                                                  ------   -------   ------   -------
                                                             (IN MILLIONS)
  Development joint ventures....................   $287       53%     $ --       --%
  Real estate investment funds..................    111       21        93       52
  Office........................................     88       16        46       26
  Apartments....................................     35        6        --       --
  Agriculture...................................     19        4        28       15
  Land..........................................      1       --         1       --
  Retail........................................     --       --        12        7
                                                   ----      ---      ----      ---
    Total real estate holdings..................   $541      100%     $180      100%
                                                   ====      ===      ====      ===



     The Company's real estate holdings are primarily located in the United States. At December 31, 2007, 22%, 21%, 6% and 5% of the Company's real estate holdings were located in California, New York, Texas and Florida, respectively.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $1.1 billion at both December 31, 2007 and 2006. Included within other limited partnership interests at December 31, 2007 and 2006 were $433 million and $354 million, respectively, of hedge funds. For the years ended December 31, 2007, 2006 and 2005, net investment income from other limited partnership interests included $16 million, $30 million and $4 million, respectively, related to hedge funds.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2007     2006     2005
                                                        ------   ------   ------
                                                              (IN MILLIONS)
  Fixed maturity securities...........................  $2,803   $2,719   $1,377
  Equity securities...................................      45       17        6
  Mortgage and consumer loans.........................     263      182      113
  Policy loans........................................      53       52       26
  Real estate and real estate joint ventures..........      81       29        2
  Other limited partnership interests.................     164      238       33
  Cash, cash equivalents and short-term investments...     104      137       71
  Other...............................................       7        8       --
                                                        ------   ------   ------
    Total investment income...........................   3,520    3,382    1,628
  Less: Investment expenses...........................     627      543      190
                                                        ------   ------   ------
    Net investment income.............................  $2,893   $2,839   $1,438
                                                        ======   ======   ======



     For the years ended December 31, 2007 and 2006, affiliated investment expense of $36 million and $32 million, respectively, related to investment expenses, is included in the table above. There were no affiliated investment expenses for the year ended December 31, 2005. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      -----------------------------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
                                                      -------------   -----   -----
                                                           2007        2006    2005
                                                      -------------   -----   -----
                                                              (IN MILLIONS)
  Fixed maturity securities.........................      $(272)      $(497)  $(300)
  Equity securities.................................         15          10       1
  Mortgage and consumer loans.......................         (2)          7      (9)
  Real estate and real estate joint ventures........          1          64       7
  Other limited partnership interests...............        (19)         (1)     (1)
  Sales of businesses...............................         --          --       2
  Derivatives.......................................        305         177      (2)
  Other.............................................       (170)       (281)    104
                                                          -----       -----   -----
    Net investment gains (losses)                         $(142)      $(521)  $(198)
                                                          =====       =====   =====



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $30 million and $41 million for the years ended December 31, 2007 and 2006, respectively. There were no losses from fixed maturity and equity securities deemed other-than-temporarily impaired for the year ended December 31, 2005.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                          YEARS ENDED DECEMBER
                                                                  31,
                                                         ---------------------
                                                          2007    2006    2005
                                                         -----   -----   -----
                                                             (IN MILLIONS)
  Fixed maturity securities............................  $(606)  $(566)  $(639)
  Equity securities....................................    (38)     17      (4)
  Derivatives..........................................    (13)     (9)     (2)
  Other................................................      8       7     (19)
                                                         -----   -----   -----
    Subtotal...........................................   (649)   (551)   (664)
                                                         -----   -----   -----
  Amounts allocated from:
    Insurance liability loss recognition...............     --      --     (78)
    DAC and VOBA.......................................     93      66     102
                                                         -----   -----   -----
    Subtotal...........................................     93      66      24
                                                         -----   -----   -----
  Deferred income tax..................................    195     171     224
                                                         -----   -----   -----
    Subtotal...........................................    288     237     248
                                                         -----   -----   -----
  Net unrealized investment gains (losses).............  $(361)  $(314)  $(416)
                                                         =====   =====   =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                          YEARS ENDED DECEMBER
                                                                  31,
                                                         ---------------------
                                                          2007    2006    2005
                                                         -----   -----   -----
                                                             (IN MILLIONS)
  Balance, January 1,..................................  $(314)  $(416)  $  30
  Unrealized investment gains (losses) during the
    year...............................................    (98)    113    (756)
  Unrealized investment gains (losses) relating to:
    Insurance liability gain (loss) recognition........     --      78     (78)
    DAC and VOBA.......................................     27     (36)    148
    Deferred income tax................................     24     (53)    240
                                                         -----   -----   -----
  Balance, December 31,................................  $(361)  $(314)  $(416)
                                                         =====   =====   =====
  Net change in unrealized investment gains (losses)...  $ (47)  $ 102   $(446)
                                                         =====   =====   =====



  TRADING SECURITIES

     MetLife Insurance Company of Connecticut was the majority owner of Tribeca on the Acquisition Date. Tribeca was a feeder fund investment structure whereby the feeder fund invests substantially all of its assets in the master fund, Tribeca Global Convertible Instruments Ltd. The primary investment objective of the master fund is to achieve enhanced risk-adjusted return by investing in domestic and foreign equities and equity-related securities

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


utilizing such strategies as convertible securities arbitrage. At December 31, 2005, the Company was the majority owner of the feeder fund and consolidated the fund within its consolidated financial statements. Net investment income related to the trading activities of Tribeca, which included interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses), was $12 million and $6 million for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively.

     During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated and, as of June 30, 2006, was accounted for under the equity method of accounting. The equity method investment at December 31, 2006 of $82 million was included in other limited partnership interests. Net investment income related to the Company's equity method investment in Tribeca was $9 million for the six months ended December 31, 2006.

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                              DECEMBER 31, 2007
                                                           -----------------------
                                                                         MAXIMUM
                                                             TOTAL     EXPOSURE TO
                                                           ASSETS(1)     LOSS(2)
                                                           ---------   -----------
                                                                (IN MILLIONS)
  Asset-backed securitizations...........................   $ 1,140       $   77
  Real estate joint ventures(3)..........................       942           44
  Other limited partnership interests(4).................     3,876          418
  Trust preferred securities(5)..........................    22,775          546
  Other investments(6)...................................     1,600           79
                                                            -------       ------
    Total................................................   $30,333       $1,164
                                                            =======       ======



--------

(1) The assets of the asset-backed securitizations are reflected at fair value. The assets of the real estate joint ventures, other limited partnership interests, trust preferred securities and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss relating to the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests, trust preferred securities and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

(4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

(5) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

(6) Other investments include securities that are not trust preferred securities or asset-backed securitizations.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $582 million and $581 million, respectively, of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these invested assets was $25 million, $29 million and $10 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                         ----------------------
                                                         2007     2006     2005
                                                         ----     ----     ----
                                                              (IN MILLIONS)
  Estimated fair market value of assets transferred to
    affiliates.........................................  $628     $164     $ 79
  Amortized cost of assets transferred to affiliates...  $629     $164     $ 78
  Net investment gains (losses) recognized on
    transfers..........................................  $ (1)    $ --     $  1
  Estimated fair market value of assets transferred
    from affiliates....................................  $836     $ 89     $830


5.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                            DECEMBER 31, 2007                 DECEMBER 31, 2006
                                     -------------------------------   -------------------------------
                                                   CURRENT MARKET                    CURRENT MARKET
                                                    OR FAIR VALUE                     OR FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)
Interest rate swaps................   $12,437   $  336       $144       $ 8,841   $  431       $ 70
Interest rate floors...............    12,071      159         --         9,021       71         --
Interest rate caps.................    10,715        7         --         6,715        6         --
Financial futures..................       721        2          5           602        6          1
Foreign currency swaps.............     3,716      788         97         2,723      580         66
Foreign currency forwards..........       167        2         --           124        1         --
Options............................        --       85          1            --       80          7
Financial forwards.................     1,108       20         --           900       --         15
Credit default swaps...............     1,013        5          3         1,231        1          5
                                      -------   ------       ----       -------   ------       ----
  Total............................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                      =======   ======       ====       =======   ======       ====



     The above table does not include notional amounts for equity futures, equity variance swaps and equity options. At December 31, 2007 and 2006, the Company owned 403 and 290 equity futures, respectively. Fair values of equity futures are included in financial futures in the preceding table. At December 31, 2007 and 2006, the Company owned 122,153 and 85,500 equity variance swaps, respectively. Fair values of equity variance swaps are included in financial forwards in the preceding table. At December 31, 2007 and 2006, the Company owned 821,100 and 1,022,900 equity options, respectively. Fair values of equity options are included in options in the preceding table.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                             REMAINING LIFE
                         -------------------------------------------------------------------------------------
                                              AFTER ONE YEAR      AFTER FIVE YEARS
                         ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS    TOTAL
                         ----------------   ------------------   -----------------   ---------------   -------
                                                             (IN MILLIONS)
Interest rate swaps....       $ 4,723             $ 4,963             $ 1,352             $1,399       $12,437
Interest rate floors...            --               2,551               9,520                 --        12,071
Interest rate caps.....         8,702               2,013                  --                 --        10,715
Financial futures......           634                  --                  --                 87           721
Foreign currency
  swaps................            20               2,593                 836                267         3,716
Foreign currency
  forwards.............           165                  --                  --                  2           167
Financial forwards.....            --                  --                  --              1,108         1,108
Credit default swaps...           205                 519                 289                 --         1,013
                              -------             -------             -------             ------       -------
  Total................       $14,449             $12,639             $11,997             $2,863       $41,948
                              =======             =======             =======             ======       =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                        DECEMBER 31, 2007                 DECEMBER 31, 2006
                                 -------------------------------   -------------------------------
                                                 FAIR VALUE                        FAIR VALUE
                                 NOTIONAL   --------------------   NOTIONAL   --------------------
                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                 --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)
  Fair value...................   $   651   $   20       $  3       $    69   $   --       $  1
  Cash flow....................       486       85          3           455       42         --
  Non-qualifying...............    40,811    1,299        244        29,633    1,134        163
                                  -------   ------       ----       -------   ------       ----
    Total......................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                  =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2007   2006   2005
                                                             ----   ----   ----
                                                                (IN MILLIONS)
  Qualifying hedges:
    Interest credited to policyholder account balances.....   $(6)   $(9)   $(1)
  Non-qualifying hedges:
    Net investment gains (losses)..........................    82     73     (8)
                                                              ---    ---    ---
       Total...............................................   $76    $64    $(9)
                                                              ===    ===    ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Changes in the fair value of derivatives................  $ 18    $(1)   $--
  Changes in the fair value of the items hedged...........   (20)     2     --
                                                            ----    ---    ---
  Net ineffectiveness of fair value hedging activities....  $ (2)   $ 1    $--
                                                            ====    ===    ===



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized insignificant net investment gains (losses), which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2007, 2006 and 2005, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Other comprehensive income (loss) balance at January
    1,....................................................  $ (9)  $ (2)   $(4)
  Gains (losses) deferred in other comprehensive income
    (loss) on the effective portion of cash flow hedges...    39     41      1
  Amounts reclassified to net investment gains (losses)...   (43)   (48)     1
                                                            ----   ----    ---
  Other comprehensive income (loss) balance at December
    31,...................................................  $(13)  $ (9)   $(2)
                                                            ====   ====    ===



     At December 31, 2007, $65 million of the deferred net gain (loss) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; (vi) financial forwards to buy and sell securities; and
(vii) basis swaps to better match the cash flows of assets and related liabilities.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Net investment gains (losses), excluding embedded
    derivatives...........................................  $112    $16   $(37)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and affiliated reinsurance contracts related to guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and certain guaranteed minimum income contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                   DECEMBER
                                                                     31,
                                                                 -----------
                                                                 2007   2006
                                                                 ----   ----
                                                                     (IN
                                                                  MILLIONS)
  Embedded derivative assets...................................  $125    $17
  Embedded derivative liabilities..............................  $ --    $ 3


     The following table presents changes in fair value related to embedded derivatives:

                                                                    YEARS ENDED
                                                                   DECEMBER 31,
                                                                ------------------
                                                                2007   2006   2005
                                                                ----   ----   ----
                                                                   (IN MILLIONS)
Net investment gains (losses).................................  $116    $85    $41


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2007 and 2006, the Company was obligated to return cash collateral under its control of $370 million and $273 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2007 and 2006, the Company had also accepted collateral consisting of various securities with a fair market value of $526 million and $410 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2007 and 2006, none of the collateral had been sold or repledged.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2007 and 2006, the Company pledged collateral of $25 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                        DAC     VOBA     TOTAL
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance at January 1, 2005..........................  $  678   $   --   $  678
Contribution of MetLife Insurance Company of
  Connecticut from MetLife (Note 2).................      --    3,490    3,490
  Capitalizations...................................     886       --      886
                                                      ------   ------   ------
       Subtotal.....................................   1,564    3,490    5,054
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      --      (26)     (26)
     Unrealized investment gains (losses)...........     (41)    (107)    (148)
     Other expenses.................................     109      205      314
                                                      ------   ------   ------
       Total amortization...........................      68       72      140
                                                      ------   ------   ------
Balance at December 31, 2005........................   1,496    3,418    4,914
  Capitalizations...................................     721       --      721
                                                      ------   ------   ------
       Subtotal.....................................   2,217    3,418    5,635
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................     (16)     (68)     (84)
     Unrealized investment gains (losses)...........     (10)      46       36
     Other expenses.................................     252      320      572
                                                      ------   ------   ------
       Total amortization...........................     226      298      524
                                                      ------   ------   ------
Balance at December 31, 2006........................   1,991    3,120    5,111
  Effect of SOP 05-1 adoption.......................      (7)    (125)    (132)
  Capitalizations...................................     682       --      682
                                                      ------   ------   ------
       Subtotal.....................................   2,666    2,995    5,661
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      44      (16)      28
     Unrealized investment gains (losses)...........     (18)      (9)     (27)
     Other expenses.................................     388      324      712
                                                      ------   ------   ------
       Total amortization...........................     414      299      713
                                                      ------   ------   ------
Balance at December 31, 2007........................  $2,252   $2,696   $4,948
                                                      ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $342 million in 2008, $303 million in 2009, $269 million in 2010, $237 million in 2011, and $195 million in 2012.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

7.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $953   $924   $ 68
Contribution from MetLife (Note 2).....................    --     29    856
                                                         ----   ----   ----
Balance at December 31,................................  $953   $953   $924
                                                         ====   ====   ====



8.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                             DECEMBER 31,
                                    -------------------------------------------------------------
                                                                                       OTHER
                                      FUTURE POLICY       POLICYHOLDER ACCOUNT      POLICYHOLDER
                                         BENEFITS               BALANCES               FUNDS
                                    -----------------   -----------------------   ---------------
                                                        (AS RESTATED,
                                                         SEE NOTE 20)
                                    -------   -------   -------------   -------   ------   ------
                                      2007      2006         2007         2006     2007     2006
                                    -------   -------   -------------   -------   ------   ------
                                                            (IN MILLIONS)
Individual
  Traditional life................  $   921   $   871      $    --      $    --   $   50   $   37
  Universal variable life.........      575       527        4,995        4,522    1,496    1,314
  Annuities.......................      944     1,015       15,058       16,106       36        5
  Other...........................       --        --           47           32       --       --
Institutional
  Group life......................      220       234          763          765        5        6
  Retirement & savings............   12,040    12,325       12,780       13,731       --       --
  Non-medical health & other......      303       328           --           --        2        2
Corporate & Other (1).............    4,573     4,354          172          (57)     188      149
                                    -------   -------      -------      -------   ------   ------
     Total........................  $19,576   $19,654      $33,815      $35,099   $1,777   $1,513
                                    =======   =======      =======      =======   ======   ======



     (1) Corporate & Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $29 million and $25 million at December 31, 2007 and 2006, respectively. Affiliated policyholder account balances, included in the table above, were $97 million and $(57) million at December 31, 2007 and 2006, respectively. Affiliated other policyholder funds, included in the table above, were $1.3 billion and $1.2 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                        ----------------------
                                                        2007     2006     2005
                                                        ----     ----     ----
                                                             (IN MILLIONS)
  Balance at January 1,...............................  $237     $ 72      $--
  Contribution from MetLife...........................    --       --       73
  Contribution of VODA from MetLife...................    --      167       --
  Amortization........................................    (5)      (2)      (1)
                                                        ----     ----      ---
  Balance at December 31,.............................  $232     $237      $72
                                                        ====     ====      ===



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $7 million in 2008, $9 million in 2009, $11 million in 2010, $13 million in 2011 and $15 million in 2012.

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA of $167 million, net of deferred income tax of $5 million, for which MLI-USA receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $164 million and $166 million at December 31, 2007 and 2006, respectively.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
  Balance at January 1,................................  $330   $218   $143
  Capitalization.......................................   124    129     83
  Amortization.........................................   (51)   (17)    (8)
                                                         ----   ----   ----
  Balance at December 31,..............................  $403   $330   $218
                                                         ====   ====   ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $53.9 billion and $50.1 billion at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


fees and totaled $947 million, $800 million and $467 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the year ended December 31, 2007, the Company issued $653 million in such obligations and repaid $616 million. During the year ended December 31, 2006, there were no new issuances of such obligations and there were repayments of $1.1 billion. There were no new issuances or repayments of such obligations for the year ended December 31, 2005. Accordingly, at December 31, 2007 and 2006, GICs outstanding, which are included in policyholder account balances, were $5.1 billion (as restated, see Note 20) and $4.6 billion, respectively. During the years ended December 31, 2007, 2006 and 2005, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $230 million, $163 million and $80 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     MICC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston at both December 31, 2007 and 2006, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgage-backed securities, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $726 million and $926 million at December 31, 2007 and 2006, respectively, which is included in policyholder account balances. The advances on these funding agreements are collateralized by residential mortgage-backed securities with fair values of $901 million and $1.1 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits, is as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                         2007    2006   2005
                                                        -----   -----   ----
                                                            (IN MILLIONS)
  Balance at January 1,...............................  $ 551   $ 512   $ --
    Less: Reinsurance recoverables....................   (403)   (373)    --
                                                        -----   -----   ----
  Net balance at January 1,...........................    148     139     --
                                                        -----   -----   ----
  Contribution of MetLife Insurance Company of
    Connecticut by MetLife (Note 3)...................     --      --    137
  Incurred related to:
    Current year......................................     32      29     19
    Prior years.......................................     (5)      4     (3)
                                                        -----   -----   ----
                                                           27      33     16
                                                        -----   -----   ----
  Paid related to:
    Current year......................................     (2)     (2)    (1)
    Prior years.......................................    (24)    (22)   (13)
                                                        -----   -----   ----
                                                          (26)    (24)   (14)
                                                        -----   -----   ----
  Net balance at December 31,.........................    149     148    139
    Add: Reinsurance recoverables.....................    463     403    373
                                                        -----   -----   ----
  Balance at December 31,.............................  $ 612   $ 551   $512
                                                        =====   =====   ====



     Claims and claim adjustment expenses associated with prior periods decreased by $5 million for the year ended December 31, 2007, increased by $4 million for the year ended December 31, 2006, and decreased by $3 million for the year ended December 31, 2005. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for LTC and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                            DECEMBER 31,
                                  ---------------------------------------------------------------
                                               2007                             2006
                                  ------------------------------   ------------------------------
                                      IN THE             AT            IN THE             AT
                                  EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                  --------------   -------------   --------------   -------------
                                                           (IN MILLIONS)
  ANNUITY CONTRACTS(1)
  RETURN OF NET DEPOSITS
  Separate account value........     $  11,337             N/A        $   8,213             N/A
  Net amount at risk(2).........     $      33(3)          N/A        $      --(3)          N/A
  Average attained age of
    contractholders.............      62 years             N/A         61 years             N/A
  ANNIVERSARY CONTRACT VALUE OR
    MINIMUM RETURN
  Separate account value........     $  41,515       $  16,143        $  44,036       $  13,179
  Net amount at risk(2).........     $   1,692(3)    $     245(4)     $   1,422(3)    $      30(4)
  Average attained age of
    contractholders.............      56 years        61 years         58 years        60 years



                                                              DECEMBER 31,
                                                        -----------------------
                                                           2007         2006
                                                        ----------   ----------
                                                         SECONDARY    SECONDARY
                                                        GUARANTEES   GUARANTEES
                                                        ----------   ----------
                                                             (IN MILLIONS)
  UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
  Account value (general and separate account)........   $   2,797    $   3,262
  Net amount at risk(2)...............................   $  38,621(3) $  48,630(3)
  Average attained age of policyholders...............    57 years     57 years


--------

(1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

(3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND
                                                                      VARIABLE LIFE
                                              ANNUITY CONTRACTS         CONTRACTS
                                         --------------------------   -------------
                                         GUARANTEED     GUARANTEED
                                            DEATH     ANNUITIZATION     SECONDARY
                                          BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                         ----------   -------------   -------------   -----
                                                            (IN MILLIONS)
  Balance at January 1, 2005...........      $--           $--             $--         $--
  Incurred guaranteed benefits.........        3            --               9          12
  Paid guaranteed benefits.............       --            --              --          --
                                             ---           ---             ---         ---
  Balance at December 31, 2005.........        3            --               9          12
  Incurred guaranteed benefits.........       --            --              22          22
  Paid guaranteed benefits.............       (3)           --              --          (3)
                                             ---           ---             ---         ---
  Balance at December 31, 2006.........       --            --              31          31
  Incurred guaranteed benefits.........        6            28              34          68
  Paid guaranteed benefits.............       (4)           --              --          (4)
                                             ---           ---             ---         ---
  Balance at December 31, 2007.........      $ 2           $28             $65         $95
                                             ===           ===             ===         ===



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $45 million, $38 million and $28 million at December 31, 2007, 2006 and 2005, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2007      2006
                                                          -------   -------
                                                            (IN MILLIONS)
  Mutual Fund Groupings
    Equity..............................................  $40,608   $37,992
    Bond................................................    2,307     2,831
    Balanced............................................    4,422     2,790
    Money Market........................................    1,265       949
    Specialty...........................................      395       460
                                                          -------   -------
      Total.................... ........................  $48,997   $45,022
                                                          =======   =======



9.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     MICC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     Effective July 1, 2000, MetLife Insurance Company of Connecticut reinsured 90% of its individual LTC insurance business with Genworth Life Insurance Company and its subsidiary ("GLIC"), in the form of indemnity reinsurance agreements. In accordance with the terms of the reinsurance agreements, GLIC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, by July 31, 2008.

     The Company reinsures the new production of fixed annuities and the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
  Direct premiums....................................  $ 654   $ 599   $ 413
  Reinsurance assumed................................     17      21      38
  Reinsurance ceded..................................   (318)   (312)   (170)
                                                       -----   -----   -----
  Net premiums.......................................  $ 353   $ 308   $ 281
                                                       =====   =====   =====
  Reinsurance recoverables netted against policyholder
    benefits and claims..............................  $ 671   $ 635   $ 560
                                                       =====   =====   =====



     Reinsurance recoverables, included in premiums and other receivables, were $4.9 billion and $4.6 billion at December 31, 2007 and 2006, respectively, including $3.4 billion and $3.0 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off LTC business and $1.2 billion and $1.3 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off of workers' compensation business. Reinsurance and ceded commissions payables, included in other liabilities, were $128 million and $99 million at December 31, 2007 and 2006, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including MLIC, Reinsurance Group of America, Incorporated, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), Mitsui Sumitomo MetLife Insurance Co., Ltd. and MetLife Reinsurance Company of Vermont ("MRV"). At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $3.4 billion and $1.7 billion,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


respectively. At December 31, 2006, comparable assets and liabilities were $2.8 billion and $1.2 billion, respectively.

     The following table reflects related party reinsurance information:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2007     2006     2005
                                                       ----     ----     ----
                                                            (IN MILLIONS)
  Assumed premiums...................................  $ 17     $ 21     $ 38
  Assumed fees, included in universal life and
    investment-type product policy fees..............  $119     $ 65     $194
  Assumed fees, included in net investment gains
    (losses).........................................  $ --     $ --     $  6
  Assumed benefits, included in policyholder benefits
    and claims.......................................  $ 18     $ 11     $ 32
  Assumed benefits, included in interest credited to
    policyholder account balances....................  $ 53     $ 49     $ 42
  Assumed acquisition costs, included in other
    expenses.........................................  $ 39     $ 58     $111
  Ceded premiums.....................................  $ 32     $ 21     $ 12
  Ceded fees, included in universal life and
    investment-type product policy fees..............  $216     $130     $ 93
  Interest earned on ceded reinsurance, included in
    other revenues...................................  $ 85     $ 68     $ 55
  Ceded benefits, included in policyholder benefits and
    claims...........................................  $ 95     $ 86     $ 92
  Interest costs on ceded reinsurance, included in
    other expenses...................................  $ 33     $ 77     $182


     The Company has assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. Such guaranteed minimum benefit riders are embedded derivatives and are included within net investment gains (losses). The assumed amounts were $(113) million, $57 million and $28 million for the years ended December 31, 2007, 2006 and 2005, respectively. These risks have been retroceded in full to another affiliate under a retrocessional agreement resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded reinsurance also contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The ceded amounts were $276 million, $(31) million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. As a result of the recapture, MLI-USA received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. MLI-USA transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and to be issued during 2008 by MLI-USA. This agreement transfers risk to MRV and, therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


reinsurance recoverables, included in premiums and other receivables, increased $326 million, MLI-USA recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million.

     On December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policy benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million at December 31, 2006. During the year ended December 31, 2007, the receivable from Texas Life related to premiums and other considerations of $1.2 billion held at December 31, 2006 was settled with $901 million of cash and $304 million of fixed maturity securities.

     Effective January 1, 2005, MLI-USA entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covered certain term and universal life policies issued on or after January 1, 2005. MLI-USA paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

10.  LONG-TERM DEBT -- AFFILIATED

     Long-term debt outstanding is as follows:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2007   2006
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Surplus notes, interest rate 7.349%, due 2035.....................  $400   $400
Surplus notes, interest rate LIBOR plus 1.15%, maturity date
  2009............................................................   200     --
Surplus notes, interest rate 5%, due upon request.................    25     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon request...    10     10
                                                                    ----   ----
Total long-term debt -- affiliated................................  $635   $435
                                                                    ====   ====



     MetLife Credit Corp., an affiliate, is the holder of a surplus note issued by the Company during the fourth quarter of 2007 in the amount of $200 million at December 31, 2007.

     MetLife is the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007 and 2006.

     MLIG is the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at both December 31, 2007 and 2006. These surplus notes may be redeemed, in whole or in part, at the election of the Company at any time, subject to the prior approval of the insurance department of the state of domicile.

     Payments of interest and principal on these surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

     The aggregate maturities of long-term debt as of December 31, 2007 are $200 million in 2009, $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness, included in other expenses, was $33 million, $31 million and $25 million for the years ended December 31, 2007, 2006 and 2005, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

11.  INCOME TAXES

     The provision for income tax from continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  ------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   ----
                                                       2007            2006       2005
                                                  -------------   -------------   ----
                                                                  (IN MILLIONS)
  Current:
    Federal.....................................       $  9            $ 18       $ (3)
    State and local.............................          4              --         (2)
    Foreign.....................................          1              --         --
                                                       ----            ----       ----
      Subtotal..................................         14              18         (5)
                                                       ----            ----       ----
  Deferred:
    Federal.....................................       $306            $212       $162
    State and local.............................         --              (2)        (1)
    Foreign.....................................        (17)             --         --
                                                       ----            ----       ----
      Subtotal..................................        289             210        161
                                                       ----            ----       ----
  Provision for income tax......................       $303            $228       $156
                                                       ====            ====       ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  ------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   ----
                                                       2007            2006       2005
                                                  -------------   -------------   ----
                                                                  (IN MILLIONS)
  Tax provision at U.S. statutory rate..........       $365            $288       $191
  Tax effect of:
    Tax-exempt investment income................        (65)            (62)       (27)
    Prior year tax..............................          9              (9)        (9)
    Foreign tax rate differential and change in
      valuation allowance.......................         (7)             12         --
    State tax, net of federal benefit...........          3              --          2
    Other, net..................................         (2)             (1)        (1)
                                                       ----            ----       ----
  Provision for income tax......................       $303            $228       $156
                                                       ====            ====       ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                               DECEMBER 31,
                                                         -----------------------
                                                         (AS RESTATED,
                                                          SEE NOTE 20)
                                                         -------------   -------
                                                              2007         2006
                                                         -------------   -------
                                                              (IN MILLIONS)
  Deferred income tax assets:
    Benefit, reinsurance and other reserves............     $ 1,929      $ 2,238
    Net unrealized investment losses...................         195          171
    Capital loss carryforwards.........................         150          155
    Investments........................................          54           63
    Net operating loss carryforwards...................          42           10
    Tax credits........................................          20           --
    Operating lease reserves...........................          13           13
    Employee benefits..................................          --            3
    Litigation-related.................................          --            1
    Other..............................................          13           20
                                                            -------      -------
                                                              2,416        2,674
    Less: Valuation allowance..........................          --            4
                                                            -------      -------
                                                              2,416        2,670
                                                            -------      -------
  Deferred income tax liabilities:
    DAC and VOBA.......................................      (1,570)      (1,663)
                                                            -------      -------
                                                             (1,570)      (1,663)
                                                            -------      -------
  Net deferred income tax asset........................     $   846      $ 1,007
                                                            =======      =======



     Domestic net operating loss carryforwards amount to $29 million at December 31, 2007 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $113 million at December 31, 2007 with indefinite expiration. Capital loss carryforwards amount to $430 million at December 31, 2007 and will expire beginning in 2010. Tax credit carryforwards amount to $20 million at December 31, 2007.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2007, the Company recorded a reduction of $4 million to the deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003 and is no longer subject to foreign income tax examinations for the years prior to 2006.

     The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. The Company reclassified, at adoption, $64 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits as of January 1, 2007 that would affect the effective tax rate, if recognized, was $5 million. The Company also had less than $1 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     As of December 31, 2007, the Company's total amount of unrecognized tax benefits is $53 million and there are no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefit decreased by $11 million from the date of adoption primarily due to a settlement reached with the Internal Revenue Service ("IRS") with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits, in the amount of $6 million, was reclassified to deferred income taxes. The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits for the year ended December 31, 2007, is as follows:

                                                            TOTAL UNRECOGNIZED
                                                               TAX BENEFITS
                                                            ------------------
                                                               (IN MILLIONS)
  Balance at January 1, 2007 (date of adoption)...........          $64
  Reductions for tax positions of prior years.............           (2)
  Additions for tax positions of current year.............            5
  Reductions for tax positions of current year............           (8)
  Settlements with tax authorities........................           (6)
                                                                    ---
  Balance at December 31, 2007............................          $53
                                                                    ===



     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. As of December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from the date of adoption.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $64 million related to the separate account DRD.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under the tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

12. CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2007.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas or make other inquiries concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
  Other Assets:
     Premium tax offset for future undiscounted assessments..   $ 8    $ 9
     Premium tax offsets currently available for paid
       assessments...........................................     1      1
                                                                ---    ---
                                                                $ 9    $10
                                                                ===    ===
  Liability:
    Insolvency assessments...................................   $17    $19
                                                                ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                      GROSS
                                                           RENTAL    RENTAL
                                                           INCOME   PAYMENTS
                                                           ------   --------
                                                             (IN MILLIONS)
  2008...................................................    $ 3       $15
  2009...................................................    $ 3       $ 8
  2010...................................................    $ 3       $ 6
  2011...................................................    $ 3       $ 6
  2012...................................................    $ 3       $--
  Thereafter.............................................    $80       $--

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.4 billion and $616 million at December 31, 2007 and 2006, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $626 million and $665 million at December 31, 2007 and 2006, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $488 million and $173 million at December 31, 2007 and 2006, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2007, the Company had agreed to fund up to $60 million of cash upon the request of an affiliate and had transferred collateral consisting of various securities with a fair market value of $73 million to custody accounts to secure the notes. The counterparties are permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. During the second quarter of 2007, MLII was sold to a third party. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $434 million and $444 million at December 31, 2007 and 2006, respectively. The Company does not have any collateral related to this guarantee, but has recorded a liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at December 31, 2007. The remainder of the risk was ceded to external reinsurers. The Company did not have a recorded liability related to this guarantee at December 31, 2006.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $324 million at December 31, 2007. The credit default swaps expire at various times during the next ten years.

13.  EMPLOYEE BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by MLIC. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the Acquisition Date. Net periodic expense related to these plans was based on the employee population at the beginning of the year. During 2006, the employees of the Company were transferred to MetLife Group, Inc., a wholly-owned subsidiary of MetLife ("MetLife Group"), therefore no pension expense was allocated to the Company for the year ended December 31, 2007. Pension expense of $8 million related to the MLIC plans was allocated to the Company for the year ended December 31, 2006. There were no expenses allocated to the Company for the six months ended December 31, 2005.

14.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding as of December 31, 2007. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife, Inc. and the remaining shares are owned by MLIG.

  CAPITAL CONTRIBUTIONS

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in Note 8.

     See also Note 3 for information related to the change in the reporting entity.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to purchase accounting adjustments made as a result of the Acquisition.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $1.1 billion, $856 million and $1.0 billion for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.2 billion and $4.1 billion at December 31, 2007 and 2006, respectively. Due to the merger of MLAC with and into MetLife Insurance Company of Connecticut, the 2006 statutory net income balance was adjusted.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $1.1 billion, $116 million and $227 million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $584 million and $575 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition on July 1, 2005, under Connecticut State Insurance Law, all dividend payments by MetLife Insurance Company of Connecticut through June 30, 2007 required prior approval of the Connecticut Commissioner. In the third quarter of 2006, after receiving regulatory approval from the Connecticut Commissioner, MetLife Insurance Company of Connecticut paid a $917 million dividend. Of that amount,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


$259 million was a return of capital. In the fourth quarter of 2007, MetLife Insurance Company of Connecticut paid a dividend of $690 million. Of that amount, $404 million was a return of capital as approved by the insurance regulator. During 2008, MetLife Insurance Company of Connecticut is permitted to pay, without regulatory approval, a dividend of $1,026 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance ("Delaware Commissioner") and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the years ended December 31, 2007 and 2006. Because MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner in 2008.

OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                          YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   -------
                                                       2007            2006         2005
                                                  -------------   -------------   -------
                                                                  (IN MILLIONS)
  Holding gains (losses) on investments arising
    during the year.............................      $(358)          $(434)      $(1,148)
  Income tax effect of holding gains (losses)...        122             147           402
  Reclassification adjustments:
    Recognized holding (gains) losses included
       in current year income...................        260             487           295
    Amortization of premiums and accretion of
       discounts associated with investments....         --              60            96
    Income tax effect...........................        (88)           (186)         (137)
  Allocation of holding gains on investments
    relating to other policyholder amounts......         27              42            71
  Income tax effect of allocation of holding
    gains to other policyholder amounts.........        (10)            (14)          (25)
                                                      -----           -----       -------
  Net unrealized investment gains (losses)......        (47)            102          (446)
                                                      -----           -----       -------
  Foreign currency translation adjustment.......         12              (2)            2
                                                      -----           -----       -------
  Other comprehensive income (loss).............      $ (35)          $ 100       $  (444)
                                                      =====           =====       =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

15.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      ------------------------------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
                                                      -------------   ------   -----
                                                           2007        2006     2005
                                                      -------------   ------   -----
                                                               (IN MILLIONS)
  Compensation......................................      $  125      $  134   $ 106
  Commissions.......................................         633         712     931
  Interest and debt issue costs.....................          35          31      25
  Amortization of DAC and VOBA......................         740         488     288
  Capitalization of DAC.............................        (682)       (721)   (886)
  Rent, net of sublease income......................           5          11       7
  Minority interest.................................          --          26       1
  Insurance tax.....................................          44          42      10
  Other.............................................         546         450     196
                                                          ------      ------   -----
    Total other expenses............................      $1,446      $1,173   $ 678
                                                          ======      ======   =====



     See Notes 9, 10 and 19 for discussion of affiliated expenses included in the table above.

16.  BUSINESS SEGMENT INFORMATION

     The Company has two operating segments, Individual and Institutional, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2007, 2006 and 2005. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage their capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2007                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                           (AS RESTATED, SEE NOTE 20)
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   295       $    34        $    24     $    353
Universal life and investment-type product
  policy fees...............................      1,370            39              2        1,411
Net investment income.......................      1,090         1,510            293        2,893
Other revenues..............................        237            14             --          251
Net investment gains (losses)...............        116          (263)             5         (142)
Policyholder benefits and claims............        479           466             33          978
Interest credited to policyholder account
  balances..................................        661           638             --        1,299
Other expenses..............................      1,329            50             67        1,446
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        639           180            224        1,043
Provision for income tax....................        227            60             16          303
                                                -------       -------        -------     --------
Income from continuing operations...........        412           120            208          740
Income from discontinued operations, net of
  income tax................................         --             4             --            4
                                                -------       -------        -------     --------
Net income..................................    $   412       $   124        $   208     $    744
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $82,214       $35,154        $11,193     $128,561
DAC and VOBA................................    $ 4,930       $    16        $     2     $  4,948
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $51,398       $ 2,469        $    --     $ 53,867
Policyholder liabilities....................    $24,122       $26,113        $ 4,933     $ 55,168
Separate account liabilities................    $51,398       $ 2,469        $    --     $ 53,867

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2006                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   218       $    65        $    25     $    308
Universal life and investment- type product
  policy fees...............................      1,244            24             --        1,268
Net investment income.......................        985         1,449            405        2,839
Other revenues..............................        195            15              2          212
Net investment gains (losses)...............       (194)         (282)           (45)        (521)
Policyholder benefits and claims............        315           450             27          792
Interest credited to policyholder account
  balances..................................        669           647             --        1,316
Other expenses..............................      1,045            16            112        1,173
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        419           158            248          825
Provision for income tax....................        145            55             28          228
                                                -------       -------        -------     --------
Net income..................................    $   274       $   103        $   220     $    597
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $76,897       $35,982        $11,208     $124,087
DAC and VOBA................................    $ 4,946       $   165        $    --     $  5,111
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $47,566       $ 2,501        $    --     $ 50,067
Policyholder liabilities....................    $24,429       $27,391        $ 4,446     $ 56,266
Separate account liabilities................    $47,566       $ 2,501        $    --     $ 50,067



FOR THE YEAR ENDED                                                        CORPORATE &
DECEMBER 31, 2005(1)                         INDIVIDUAL   INSTITUTIONAL      OTHER       TOTAL
--------------------                         ----------   -------------   -----------   ------
                                                               (IN MILLIONS)
STATEMENT OF INCOME:
Premiums...................................     $ 152          $116           $ 13      $  281
Universal life and investment-type product
  policy fees..............................       845            17             --         862
Net investment income......................       530           712            196       1,438
Other revenues.............................       121            10              1         132
Net investment gains (losses)..............      (113)          (87)             2        (198)
Policyholder benefits and claims...........       224           324             22         570
Interest credited to policyholder account
  balances.................................       417           303             --         720
Other expenses.............................       640            30              8         678
                                                -----          ----           ----      ------
Income from continuing operations before
  provision for income tax.................       254           111            182         547
Provision for income tax...................        53            38             65         156
                                                -----          ----           ----      ------
Net income.................................     $ 201          $ 73           $117      $  391
                                                =====          ====           ====      ======



--------

(1) Includes six months of results for MetLife Insurance Company of Connecticut and its subsidiaries and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2007, 2006 and 2005. Substantially all of the Company's revenues originated in the United States.

17.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     In the Institutional segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007. The Company had $1 million of investment income and $1 million of investment expense resulting in no change to net investment income for the year ended December 31, 2006. The Company did not have investment income or expense related to discontinued operations for the year ended December 31, 2005.

     There was no carrying value of real estate related to discontinued operations at December 31, 2007. The carrying value of real estate related to discontinued operations was $7 million at December 31, 2006.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

Amounts related to the Company's financial instruments are as follows:

DECEMBER 31, 2007                                  NOTIONAL   CARRYING    ESTIMATED
(AS RESTATED, SEE NOTE 20)                          AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $45,671     $45,671
  Equity securities..............................              $   952     $   952
  Mortgage and consumer loans....................              $ 4,404     $ 4,407
  Policy loans...................................              $   913     $   913
  Short-term investments.........................              $ 1,335     $ 1,335
  Cash and cash equivalents......................              $ 1,774     $ 1,774
  Accrued investment income......................              $   637     $   637
  Mortgage loan commitments......................    $626      $    --     $   (11)
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $488      $    --     $   (31)
Liabilities:
  Policyholder account balances..................              $28,056     $27,651
  Long-term debt -- affiliated...................              $   635     $   609
  Payables for collateral under securities loaned
     and other transactions......................              $10,471     $10,471



                                                   NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2006                                   AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $47,846     $47,846
  Equity securities..............................              $   795     $   795
  Mortgage and consumer loans....................              $ 3,595     $ 3,547
  Policy loans...................................              $   918     $   918
  Short-term investments.........................              $   777     $   777
  Cash and cash equivalents......................              $   649     $   649
  Accrued investment income......................              $   597     $   597
  Mortgage loan commitments......................    $665      $    --     $     1
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $173      $    --     $    --
Liabilities:
  Policyholder account balances..................              $29,780     $28,028
  Long-term debt -- affiliated...................              $   435     $   425
  Payables for collateral under securities loaned
     and other transactions......................              $ 9,155     $ 9,155

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS, COMMITMENTS TO FUND BANK CREDIT FACILITIES, AND PRIVATE CORPORATE BOND INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, commitments to fund bank credit facilities, and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT -- AFFILIATED

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 5 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC, which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $170 million, $93 million and $15 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into a Service Agreement with MetLife Group, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $107 million, $154 million and $49 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates for services necessary to conduct its activities. Typical services provided under these additional agreements include management, policy administrative functions and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $198 million, $190 million and $48 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In 2005, the Company entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $89 million and $65 million, included in other expenses, for the years ended December 31, 2007 and 2006, respectively. The Company did not incur any such expenses for the year ended December 31, 2005.

     The Company had net payables to affiliates of $27 million and $9 million at December 31, 2007 and 2006, respectively, related to the expenses discussed above. These payables exclude affiliated reinsurance expenses discussed in Note 9.

     See Notes 4, 8, 9 and 10 for additional related party transactions.

20.  RESTATEMENT

     The Company identified a miscalculation of the foreign exchange adjustment related to the accrued interest credited liability (included within policyholder account balances) on its foreign denominated issuances under its GIC program. This miscalculation resulted in an overstatement of the foreign currency exchange loss on accrued interest credited payable and an understatement of net income. In addition, the Company recognized that its assessment of the functional currency of its operations in Ireland was not in accordance with the applicable accounting principles. Accordingly, the Company restated its consolidated financial statements for the year ended December 31, 2007 and the quarter ended September 30, 2007 to properly reflect the accrued interest credited

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


liability on its foreign denominated GICs and to properly reflect the functional currency of its operations in Ireland as of the respective date. As a result of the foregoing, the Company's net income for the year ended December 31, 2007 and the quarter ended September 30, 2007 increased by $49 million and $36 million, respectively.

     A summary of the effects of these restatements on the Company's consolidated financial statements is as set forth in the table below. See also
Note 22, Quarterly Results of Operations (Unaudited).

                                                   SEPTEMBER 30, 2007           DECEMBER 31, 2007
                                               --------------------------  --------------------------
                                               AS PREVIOUSLY               AS PREVIOUSLY
                                                  REPORTED    AS RESTATED     REPORTED    AS RESTATED
                                               -------------  -----------  -------------  -----------
                                                                     (IN MILLIONS)
ASSETS:
          Current income tax recoverable.....     $    148      $    133      $     91      $     72
          Deferred income tax assets.........     $  1,050      $  1,049      $    848      $    846
          Total assets.......................     $130,928      $130,912      $128,582      $128,561

LIABILITIES:
          Policyholder account balances......     $ 34,233      $ 34,189      $ 33,871      $ 33,815
          Total liabilities..................     $123,951      $123,907      $121,269      $121,213

STOCKHOLDERS' EQUITY:
          Retained earnings..................     $    645      $    681      $    843      $    892
          Accumulated other comprehensive
            income (loss)....................     $   (473)     $   (481)     $   (335)     $   (349)
          Total stockholders' equity.........     $  6,977      $  7,005      $  7,313      $  7,348
          Total liabilities and stockholders'
            equity...........................     $130,928      $130,912      $128,582      $128,561



                                            FOR THE THREE MONTHS ENDED        FOR THE YEAR ENDED
                                                SEPTEMBER 30, 2007            DECEMBER 31, 2007
                                           ---------------------------   ---------------------------
                                           AS PREVIOUSLY                 AS PREVIOUSLY
                                              REPORTED     AS RESTATED      REPORTED     AS RESTATED
                                           -------------   -----------   -------------   -----------
                                                                  (IN MILLIONS)
REVENUES:
  Net investment gains (losses)..........      $  (90)        $  (48)        $ (198)        $ (142)
  Total revenues.........................      $1,136         $1,178         $4,710         $4,766

EXPENSES:
  Interest credited to policyholder
     account balances....................      $  327         $  325         $1,304         $1,299
  Other expenses.........................      $  327         $  319         $1,455         $1,446
  Total expenses.........................      $  910         $  900         $3,737         $3,723

Income from continuing operations before
  provision for income tax...............      $  226         $  278         $  973         $1,043
Provision for income tax.................      $   72         $   88         $  282         $  303
Income from continuing operations........      $  154         $  190         $  691         $  740
Net income...............................      $  154         $  190         $  695         $  744

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                                  FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2007
                                                             ---------------------------
                                                             AS PREVIOUSLY
                                                                REPORTED     AS RESTATED
                                                             -------------   -----------
                                                                    (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income...............................................      $  695         $  744
  Losses from sales of investments and businesses, net.....      $  201         $  145
  Interest credited to policyholder account balances.......      $1,304         $1,299
  Change in income tax payable.............................      $  287         $  308
  Change in other assets...................................      $  690         $  681


21.  SUBSEQUENT EVENT

     In April 2008, MICC issued a surplus note with a face amount of $750 million and a discount of $7 million ($743 million) to MetLife Capital Trust X, an affiliate, with an interest rate of 8.595%.

22.  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The unaudited quarterly results of operations for 2007 and 2006 are summarized in the table below:

                                                           THREE MONTHS ENDED
                                          ---------------------------------------------------
                                                                  (AS RESTATED, SEE NOTE 20)
                                                                 ----------------------------
                                          MARCH 31,   JUNE 30,   SEPTEMBER 30,   DECEMBER 31,
                                          ---------   --------   -------------   ------------
                                                             (IN MILLIONS)
  2007
  Total revenues........................    $1,097     $1,143        $1,178         $1,348
  Total expenses........................    $  903     $  885        $  900         $1,035
  Income from continuing operations.....    $  152     $  187        $  190         $  211
  Income from discontinued operations,
    net of income tax...................    $    4         --            --         $   --
  Net income............................    $  156     $  187        $  190         $  211



                                                           THREE MONTHS ENDED
                                          ---------------------------------------------------
                                          MARCH 31,   JUNE 30,   SEPTEMBER 30,   DECEMBER 31,
                                          ---------   --------   -------------   ------------
                                                             (IN MILLIONS)
  2006
  Total revenues........................    $1,006     $1,068        $1,057          $975
  Total expenses........................    $  830     $  796        $  770          $885
  Income from continuing operations.....    $  127     $  191        $  207          $ 72
  Income from discontinued operations,
    net of income tax...................        --         --            --            --
  Net income............................    $  127     $  191        $  207          $ 72

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2007
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
TYPE OF INVESTMENTS                             ------------------   ----------   --------------
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........        $ 3,976          $ 4,091        $ 4,091
     State and political subdivision
       securities.............................            611              575            575
     Foreign government securities............            635              688            688
     Public utilities.........................          2,546            2,500          2,500
     All other corporate bonds................         19,661           19,242         19,242
  Mortgage-backed and asset-backed
     securities...............................         17,332           17,207         17,207
  Redeemable preferred stock..................          1,503            1,368          1,368
                                                      -------          -------        -------
     Total fixed maturity securities..........         46,264           45,671         45,671
                                                      -------          -------        -------
Equity Securities:
  Common stock:
     Banks, trust and insurance companies.....              1                1              1
     Industrial, miscellaneous and all other..            214              216            216
  Non-redeemable preferred stock..............            777              735            735
                                                      -------          -------        -------
     Total equity securities..................            992              952            952
                                                      -------          -------        -------
Mortgage and consumer loans...................          4,404                           4,404
Policy loans..................................            913                             913
Real estate and real estate joint ventures....            541                             541
Other limited partnership interests...........          1,130                           1,130
Short-term investments........................          1,335                           1,335
Other invested assets.........................          1,445                           1,445
                                                      -------                         -------
       Total investments......................        $57,024                         $56,391
                                                      =======                         =======



--------

(1) Cost or amortized cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-------                                    ------   ------------------   ------------   -----------
2007 (As Restated, See Note 20)
Individual...............................  $4,930         $ 4,022           $20,100         $342
Institutional............................      16          12,570            13,543           --
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
                                           $4,948         $21,353           $33,815         $343
                                           ======         =======           =======         ====
2006
Individual...............................  $4,946         $ 3,769           $20,660         $260
Institutional............................     165          12,895            14,496            3
Corporate & Other........................      --           4,503               (57)          --
                                           ------         -------           -------         ----
                                           $5,111         $21,167           $35,099         $263
                                           ======         =======           =======         ====
2005
Individual...............................  $4,753         $ 3,452           $21,403         $141
Institutional............................     161          11,880            16,460            1
Corporate & Other........................      --           4,305               (23)          --
                                           ------         -------           -------         ----
                                           $4,914         $19,637           $37,840         $142
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           SCHEDULE III -- (CONTINUED)

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                                                          AMORTIZATION OF
                               PREMIUM         NET        POLICYHOLDER      DAC AND VOBA       OTHER
                             REVENUE AND   INVESTMENT     BENEFITS AND       CHARGED TO      OPERATING   PREMIUMS WRITTEN
SEGMENT                    POLICY CHARGES    INCOME    INTEREST CREDITED   OTHER EXPENSES  EXPENSES (1)  (EXCLUDING LIFE)
-------                    --------------  ----------  -----------------  ---------------  ------------  ----------------
2007 (As Restated,
  See Note 20)
Individual...............      $1,665        $1,090          $1,140             $717           $612             $--
Institutional............          73         1,510           1,104               23             27               7
Corporate & Other........          26           293              33               --             67              25
                               ------        ------          ------             ----           ----             ---
                               $1,764        $2,893          $2,277             $740           $706             $32
                               ======        ======          ======             ====           ====             ===
2006
Individual...............      $1,462        $  985          $  984             $481           $564             $--
Institutional............          89         1,449           1,097                6             10               9
Corporate & Other........          25           405              27                1            111              25
                               ------        ------          ------             ----           ----             ---
                               $1,576        $2,839          $2,108             $488           $685             $34
                               ======        ======          ======             ====           ====             ===
2005 (2)
Individual...............      $  997        $  530          $  641             $287           $353             $--
Institutional............         133           712             627                1             29               9
Corporate & Other........          13           196              22               --              8              13
                               ------        ------          ------             ----           ----             ---
                               $1,143        $1,438          $1,290             $288           $390             $22
                               ======        ======          ======             ====           ====             ===



--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

   (2) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2007
Life insurance in-force.............    $189,630     $152,943   $13,934     $50,621      27.5%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    384     $     82   $    17     $   319       5.3%
Accident and health.................         270          236        --          34        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    654     $    318   $    17     $   353       4.8%
                                        ========     ========   =======     =======




                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2006
Life insurance in-force.............    $153,390     $119,281   $14,374     $48,483      29.6%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    323     $     72   $    21     $   272       7.7%
Accident and health.................         276          240        --          36        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    599     $    312   $    21     $   308       6.8%
                                        ========     ========   =======     =======




                                                                                      % AMOUNT
                                                                                       ASSUMED
                                      GROSS AMOUNT    CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   -------   -------   ----------   --------
2005 (1)
Life insurance in-force.............    $126,362     $93,686   $16,921     $49,597      34.1%
                                        ========     =======   =======     =======
Insurance premium
Life insurance......................    $    269     $    45   $    38     $   262      14.5%
Accident and health.................         144         125        --          19        --%
                                        --------     -------   -------     -------
  Total insurance premium...........    $    413     $   170   $    38     $   281      13.5%
                                        ========     =======   =======     =======



     For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions of $32 million and $17 million, respectively. For the year ended December 31, 2006, both reinsurance ceded and assumed included affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed included affiliated transactions of $12 million and $38 million, respectively.

--------

(1) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                                  INDEX ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415




              MLAC-BOOK-17 APRIL 28, 2008, AS REVISED MAY 28, 2008

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

     (1)  Statement of Assets and Liabilities as of December 31, 2007

     (2)  Statement of Operations for the year ended December 31, 2007

     (3) Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006

     (4)  Notes to Financial Statements

The consolidated financial statements and schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:

     (1)  Consolidated Balance Sheets as of December 31, 2007 and 2006

     (2) Consolidated Statements of Income for the years ended December 31, 2007, 2006 and 2005

     (3) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005

     (4) Consolidated Statements of Cash Flows for the year ended December 31, 2007, 2006 and 2005

     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  Exhibits


EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
1(a).     Resolution of The Travelers Life and Annuity Company Board of
          Directors authorizing the establishment of the Registrant.
          (Incorporated herein by reference to Exhibit 1 to the Registrant's
          Registration Statement on Form N-4, filed May 23, 1997.)

1(b).     Resolution of Board of Directors of MetLife Insurance Company of
          Connecticut (including Agreement and Plan of Merger). (Incorporated herein by reference to Exhibit 1(b) to Registrant's Registration
          Statement on Form N-4, File Nos. 333-147884/811-08225, filed on
          December 7, 2007.)

2.        Not Applicable.

3(a).     Distribution and Principal Underwriting Agreement among the
          Registrant, The Travelers Life and Annuity Company and Travelers
          Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to The Travelers Separate Account Six for Variable Annuities'
          Registration Statement on Form N-4, File No. 333-58809, filed
          February 26, 2001.)

3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities to the Registration Statement on Form N-4,
          File No. 033-65343, filed April 6, 2006.)

3(c).     Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC).
          (Incorporated herein by reference to Exhibit 3(c) to Post-Effective
          Amendment No. 16 to MetLife of CT Fund ABD II for Variable Annuities'
          Registration Statement on Form N-4, File Nos. 033-65339/811-07463, filed April 6, 2007.)

3(d). Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 16 to
          MetLife of CT Fund ABD II for Variable Annuities' Registration
          Statement on Form N-4, File Nos. 033-65339/811-07463, filed April 6,
          2007.)

3(e)      Services Agreement between MetLife Investors Distribution Company and
          MetLife Insurance Company of Connecticut and Amendment No. 1 to
          Services Agreement.  (Incorporated herein by reference to Exhibit
          3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for
          Variable Annuities' Registration Statement on Form N-4, File Nos.
          033-73466/811-08242, filed April 7, 2008.)

4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registrant's Registration Statement on Form N-4, filed May 23, 1997.)


EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
4(b).     Company Name Change Endorsement The Travelers Life and Annuity
          Company effective May 1, 2006. (Incorporated herein by reference to
          Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD II for Variable Annuities' Registration Statement on Form N-4,
          File No. 033-65339,filed on April 7, 2006.)

4(c). Merger Endorsement (6-E48-07) (December 7, 2007). (Incorporated herein by reference to Exhibit 4(c) to Registrant's Registration
          Statement on Form N-4, File Nos. 333-147884/811-08225, filed on
          December 7, 2007.)

5(a). Form of Application. (Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration
          Statement on Form N-4, filed August 12, 1997.)

5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities to the Registration
          Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)

6(a).     Charter of The Travelers Insurance Company, as amended on October 19,
          1994. (Incorporated herein by reference to Exhibit 3 (a) (i) to the Registration Statement on Form S-2, File No. 033-58677, filed via
          Edgar on April 18, 1995.)

6(b).     By-Laws of The Travelers Insurance Company, as amended on October 20,
          1994. (Incorporated herein by reference to Exhibit 3 (b) (i) to the Registration Statement on Form S-2, File No. 033-58677, filed via
          Edgar on April 18, 1995.)

6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No.
          14 to The Travelers Fund ABD for Variable Annuities' Registration
          Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)

6(d).     Certificate of Correction of MetLife Insurance Company of
          Connecticut. (Incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account
          Nine for Variable Annuities' Registration Statement on Form N-4, File
          Nos. 333-65926/811-09411, filed on October 31, 2007.)

7.        Specimen Reinsurance Agreement. (Incorporated herein by reference to
          Exhibit 7 to Post-Effective Amendment No. 2 to The Travelers Fund ABD
          III for Variable Annuities'  Registration Statement on Form N-4, File
          No. 333-65942, filed April 15, 2003.)

8(a). Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to TIC Separate Account
          Eleven for Variable Annuities'  Registration Statement on Form N-4,
          File No. 333-101778, filed April 21, 2005.)

8(b).     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
          Advisers, LLC, MetLife Investors Distribution Company and MetLife
          Insurance Company of Connecticut (effective August 31, 2007).
          (Incorporated herein by reference to Exhibit 8(e) to Post-Effective
          Amendment No. 11 to MetLife of CT Separate Account Nine for Variable
          Annuities' Registration Statement on Form N-4, File Nos. 333-
          65926/811-09411, filed on October 31, 2007.)

8(c).     Participation Agreement Among Met Investors Series Trust, Met
          Investors Advisory, LLC, MetLife Investors Distribution Company, The
          Travelers Insurance Company and The Travelers Life and Annuity
          Company (effective November 1, 2005). (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities Registration Statement on
          Form N-4, File No. 033-65343, filed April 6, 2006.)

9.        Opinion of Counsel as to the legality of securities being registered.
          (Incorporated herein by reference to Exhibit 9 to Registrant's
          Registration Statement on Form N-4, File Nos. 333-147884/811-88225, filed on December 7, 2007.)

10.       Consent of Deloitte & Touche LLP, Independent Registered Public
          Accounting Firm. Filed herewith.

11.       Not Applicable.

12.       Not Applicable.

13.       Powers of Attorney authorizing Michele H. Abate, John E. Connolly,
          Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C.
          Swift to act as signatory for Michael K. Farrell, William J.
          Mullaney, Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska,
          Jr. (Incorporated herein by reference to Exhibit 13 to Post-Effective
          Amendment No. 1 to Registrant's Registration Statement on Form N-4,
          File Nos. 333-147884/81108223, filed on April 8, 2008.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

MetLife Insurance Company of Connecticut
One Cityplace
Hartford, CT 06103-3415

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Michael K. Farrell           Director and President
10 Park Avenue
Morristown, NJ 07962

William J. Mullaney          Director
1 Metlife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lisa M. Weber                Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Steven A. Kandarian          Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb            Executive Vice President and General Counsel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Joseph J. Prochaska, Jr.     Executive Vice President and Chief Accounting Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Stanley J. Talbi             Executive Vice President and Chief Financial Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Gwenn L. Carr                Senior Vice President and Secretary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Eric T. Steigerwalt          Senior Vice President and Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

William D. Cammarata         Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Elizabeth M. Forget          Senior Vice President
260 Madison Ave
New York, NY 10016

Gene L. Lunman               Senior Vice President
185 Asylum Street
Hartford, CT 06103

Roberto Baron                Vice President and Senior Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

S. Peter Headley             Vice President and Assistant Secretary
3717 W. 100(th) Street
Suite 700
Overland Park, KS 62210


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Daniel D. Jordan             Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett D. Kleinberg         Vice President and Actuary
185 Asylum Street
Hartford, CT 06103

Christopher A. Kremer        Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Paul L. LeClair              Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Jonathan L. Rosenthal        Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Patrick D. Studley           Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey N. Altman            Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Steven J. Brash              Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Herbert B. Brown             Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Vincent Cirulli              Vice President
10 Park Avenue
Morristown, NJ 07962

Deidre E. Curran             Vice President
300 Davidson Ave.
Somerset, NJ 08873

James R. Dingler             Vice President
10 Park Avenue
Morristown, NJ 07962

Judith A. Gulotta            Vice President
10 Park Avenue
Morristown, NJ 07962

Gregory M. Harrison          Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

C. Scott Inglis              Vice President
10 Park Avenue
Morristown, NJ 07962

James W. Koeger              Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Joseph J. Massimo            Vice President
18210 Crane Nest Drive
Tampa, FL 33647


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Daniel A. O'Neill            Vice President
8717 W. 110(th) Street
Suite 700
Overland Park, KS 62210

Mark S. Reilly               Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington            Vice President
185 Asylum Street
Hartford, CT 06103

Ragai A. Roushdy             Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth           Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann            Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF MARCH 31, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of March
31, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    MetLife Reinsurance Company of Vermont (VT)

      6.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     7.     Plaza Drive Properties, LLC (DE)

     8.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.


I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.


J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)


K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99913% is owned by MetLife International Holdings, Inc. and 0.00087% is owned by Natiloporterm Holdings, Inc.


      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.


      6. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      7. MetLife Insurance Company of Korea Limited (South Korea)- 16.49% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 83.51% is owned by Metlife International Holdings, Inc.


      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.


      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Reinsurance Partners, Inc. (MO)

                              (iii) Parkway Reinsuarnce Company (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Atlantic Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia/Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America, Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)


                        (o)   RGA Global Reinsurance Company, Ltd. (Bermuda)


      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      43.   MLIC Asset Holdings, LLC (DE)


V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)


Y. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut.


      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    MetLife Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers International Investments Ltd. (Cayman Islands)

      17.   Euro TL Investments LLC (DE)

      18.   Corrigan TLP LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      21.   Tribeca Distressed Securities, L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)


DD.   Safeguard Health Enterprises, Inc. (DE)

      1.   Safeguard Dental Services, Inc. (DE)

      2.   Safeguard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   Safeguard Health Plans, Inc. (FL)

      5.   Safeguard Health Plans, Inc. (NV)

      6.   Safeguard Health Plans, Inc. (TX)

EE.   MetLife Capital Trust X (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7


ITEM 27. NUMBER OF CONTRACT OWNERS


As of April 30, 2008 there were 1,659 qualified contracts and 3,694 non-qualified contracts of Index Annuity offered by the Registrant.


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

     MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):

MetLife of CT  Fund U for Variable Annuities

MetLife of CT  Fund BD for Variable Annuities

MetLife of CT  Fund BD II for Variable Annuities

MetLife of CT  Fund BD III for Variable Annuities

MetLife of CT  Fund BD IV for Variable Annuities

MetLife of CT  Fund ABD for Variable Annuities

MetLife of CT  Fund ABD II for Variable Annuities

MetLife of CT  Separate Account PF for Variable Annuities

MetLife of CT  Separate Account PF II for Variable Annuities

MetLife of CT  Separate Account QP for Variable Annuities

MetLife of CT  Separate Account QPN for Variable Annuities

MetLife of CT  Separate Account TM for Variable Annuities

MetLife of CT  Separate Account TM II for Variable Annuities

MetLife of CT  Separate Account Five for Variable Annuities

MetLife of CT  Separate Account Six for Variable Annuities

MetLife of CT  Separate Account Seven for Variable Annuities

MetLife of CT  Separate Account Eight for Variable Annuities

MetLife of CT  Separate Account Nine for Variable Annuities

MetLife of CT  Separate Account Ten for Variable Annuities

MetLife of CT  Fund UL for Variable Life Insurance,

MetLife of CT  Fund UL II for Variable Life Insurance

MetLife of CT  Fund UL III for Variable Life Insurance

MetLife of CT  Variable Life Insurance Separate Account One

MetLife of CT  Variable Life Insurance Separate Account Two

MetLife of CT  Variable Life Insurance Separate Account Three

MetLife of CT  Separate Account Eleven for Variable Annuities

MetLife of CT  Separate Account Twelve for Variable Annuities

MetLife of CT  Separate Account Thirteen for Variable Annuities

MetLife of CT  Separate Account Fourteen for Variable Annuities

MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002

MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002

Metropolitan Life Variable Annuity Separate Account I

Metropolitan Life Variable Annuity Separate Account II

Met Investors Series Trust

MetLife Investors Variable Annuity Account One

MetLife Investors Variable Annuity Account Five

MetLife Investors Variable Life Account One

MetLife Investors Variable Life Account Five

MetLife Investors USA Separate Account A

MetLife Investors USA Variable Life Account A

First MetLife Investors Variable Annuity Account One

General American Separate Account Eleven

General American Separate Account Twenty-Eight

General American Separate Account Twenty-Nine

General American Separate Account Two

Security Equity Separate Account Twenty-Six

Security Equity Separate Account Twenty-Seven

Metropolitan Life Separate Account E

Metropolitan Life Separate Account UL

Metropolitan Tower Life Separate Account One

Metropolitan Tower Life Separate Account Two

Paragon Separate Account A

Paragon Separate Account B

Paragon Separate Account C

Paragon Separate Account D
Metropolitan Series Fund, Inc.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Michael K. Farrell           Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta           Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul A. Sylvester            President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget          Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016

Paul A. LaPiana              Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Richard C. Pearson           Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

Andrew Aiello                Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker            Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers           Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Myrna F. Solomon             Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116

Leslie Sutherland            Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

John C. Kennedy              Senior Vice President, Channel Head-Wirehouse
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Curtis Wohlers               Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt          Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Peter Gruppuso               Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth             Vice President, National Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Deron J. Richens             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros             Vice President
260 Madison Avenue
New York, NY 10016


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                                   (2)
                                                   NET
                    (1)                        UNDERWRITING         (3)              (4)              (5)
             NAME OF PRINCIPAL                DISCOUNTS AND   COMPENSATION ON     BROKERAGE          OTHER
                UNDERWRITER                    COMMISSIONS       REDEMPTION      COMMISSIONS      COMPENSATION
             -----------------               ---------------  ---------------  ---------------  ---------------
MetLife Investors..........................    $128,299,602          $0               $0               $0
Distribution Company



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

METLIFE INSURANCE COMPANY OF CONNECTICUT
ONE CITYPLACE
HARTFORD, CONNECTICUT 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The MetLife Insurance Company of Connecticut hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Morristown, and State of New Jersey, on this 22nd day of May 2008.


                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)


                                        By:      /s/ MICHAEL K. FARRELL
                                            ------------------------------------
                                                Michael K. Farrell, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 22nd day of May 2008.




          /s/ *MICHAEL K. FARRELL                   President and Director
-----------------------------------------------
              (Michael K. Farrell)

           /s/ *STANLEY J. TALBI                    Executive Vice President and Chief Financial
-----------------------------------------------        Officer
               (Stanley J. Talbi)

       /s/ *JOSEPH J. PROCHASKA, JR.                Executive Vice President and Chief
-----------------------------------------------        Accounting Officer
           (Joseph J. Prochaska, Jr.)

          /s/ *WILLIAM J. MULLANEY                  Director
-----------------------------------------------
             (William J. Mullaney)

             /s/ *LISA M. WEBER                     Director
-----------------------------------------------
                (Lisa M. Weber)



                                        By:     /s/ JOHN E. CONNOLLY, JR.
                                            ------------------------------------
                                            John E. Connolly, Jr., Attorney-in-
                                                            Fact


* MetLife Insurance Company of Connecticut. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File Nos. 333-147884/811-08223, filed on April 8, 2008.

                                  EXHIBIT INDEX


10    Consent of Deloitte & Touche LLP, Independent Registered Public
      Accounting Firm